UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2024

Date of reporting period: December 1, 2023 through May 31, 2024

Updated June 27, 2024

Item 1. Reports to Stockholders.

(a)

Horizon Active Asset Allocation Fund

Advisor Class

Ticker: HASAX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$7.23	1.35%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (09/04/2015)
Horizon Active Asset Allocation Fund - Advisor Class	23.42%	10.52%	8.91%
S&P 500 Total Return Index	28.19%	15.80%	14.32%
S&P Global BMI ex-US Index	16.78%	6.81%	6.61%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$1,028,677,179
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	90%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	95.5%
Common Stocks	4.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Asset Allocation Fund

Institutional Class

Ticker: HASIX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$5.89	1.10%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Asset Allocation Fund - Institutional Class	23.80%	10.80%	9.59%
S&P 500 Total Return Index	28.19%	15.80%	14.50%
S&P Global BMI ex-US Index	16.78%	6.81%	6.26%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$1,028,677,179
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	90%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	95.5%
Common Stocks	4.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Asset Allocation Fund

Investor Class

Ticker: AAANX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$6.43	1.20%
How did the Fund perform over the past 10 years?
Average Annual Returns
May 31, 2024
	One Year	Five Years	Ten Years
Horizon Active Asset Allocation Fund - Investor Class	23.60%	10.68%	7.52%
S&P 500 Total Return Index	28.19%	15.80%	12.69%
S&P Global BMI ex-US Index	16.78%	6.81%	4.23%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$1,028,677,179
Number of Portfolio Holdings	76
Portfolio Turnover Rate (%)	90%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	95.5%
Common Stocks	4.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Advisor Class

Ticker: ARAAX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$7.37	1.37%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (09/04/2015)
Horizon Active Risk Assist® Fund - Advisor Class	22.99%	7.14%	5.70%
S&P 500 Total Return Index	28.19%	15.80%	14.33%
S&P Global BMI ex-US Index	16.78%	6.81%	6.61%
Bloomberg Aggregate Bond Index	1.31%	-0.17%	1.12%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$1,266,541,645
Number of Portfolio Holdings	453
Portfolio Turnover Rate (%)	11%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	98.0%
Common Stocks	1.5%
Purchased Options	0.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Institutional Class

Ticker: ACRIX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$6.03	1.12%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Risk Assist® Fund - Institutional Class	23.31%	7.42%	6.46%
S&P 500 Total Return Index	28.19%	15.80%	14.50%
S&P Global BMI ex-US Index	16.78%	6.81%	6.26%
Bloomberg Aggregate Bond Index	1.31%	-0.17%	0.62%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$1,266,541,645
Number of Portfolio Holdings	453
Portfolio Turnover Rate (%)	11%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	98.0%
Common Stocks	1.5%
Purchased Options	0.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Investor Class

Ticker: ARANX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$6.57	1.22%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (08/29/2014)
Horizon Active Risk Assist® Fund - Investor Class	23.20%	7.31%	4.64%
S&P 500 Total Return Index	28.19%	15.80%	12.50%
S&P Global BMI ex-US Index	16.78%	6.81%	4.18%
Bloomberg Aggregate Bond Index	1.31%	-0.17%	1.19%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$1,266,541,645
Number of Portfolio Holdings	453
Portfolio Turnover Rate (%)	11%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	98.0%
Common Stocks	1.5%
Purchased Options	0.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Advisor Class

Ticker: AIHAX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$6.12	1.21%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (02/08/2016)
Horizon Active Income Fund - Advisor Class	2.04%	-0.67%	-0.08%
Bloomberg Aggregate Bond Index	1.31%	-0.17%	0.96%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$222,371,664
Number of Portfolio Holdings	29
Portfolio Turnover Rate (%)	64%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Institutional Class

Ticker: AIRIX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$4.91	0.97%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (09/09/2016)
Horizon Active Income Fund - Institutional Class	2.33%	-0.44%	-0.23%
Bloomberg Aggregate Bond Index	1.31%	-0.17%	0.62%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$222,371,664
Number of Portfolio Holdings	29
Portfolio Turnover Rate (%)	64%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Investor Class

Ticker: AIMNX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$5.42	1.07%
How did the Fund perform over the past 10 years?
Average Annual Returns
May 31, 2024
	One Year	Five Years	Ten Years
Horizon Active Income Fund - Investor Class(1)	2.09%	-0.52%	-0.11%
Bloomberg Aggregate Bond Index	1.31%	-0.17%	1.26%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$222,371,664
Number of Portfolio Holdings	29
Portfolio Turnover Rate (%)	64%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Equity Premium Income Fund

Advisor Class

Ticker: HADUX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$8.24	1.54%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (06/20/2017)
Horizon Equity Premium Income Fund - Advisor Class	21.53%	7.04%	6.34%
S&P 500 Total Return Index	28.19%	15.80%	13.73%
MSCI World High Dividend Yield Index(1)	17.50%	8.89%	7.51%
S&P 500 Buy/Write Monthly Index	9.26%	6.23%	5.24%
(1)

The S&P 500 has replaced the MSCI World High Dividend Yield Index as the Fund's primary benchmark index. The Adviser believes that the new index is more appropriate given the Fund's change in investment strategy.

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$105,475,456
Number of Portfolio Holdings	201
Portfolio Turnover Rate (%)	9%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.9%
Investment Companies	0.1%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Equity Premium Income Fund

Investor Class

Ticker: HNDDX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$7.44	1.39%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (12/28/2016)
Horizon Equity Premium Income Fund - Investor Class	21.74%	7.20%	7.34%
S&P 500 Total Return Index	28.19%	15.80%	14.17%
MSCI World High Dividend Yield Index(1)	17.50%	8.89%	8.56%
S&P 500 Buy/Write Monthly Index	9.26%	6.23%	5.83%
(1)

The S&P 500 has replaced the MSCI World High Dividend Yield Index as the Fund's primary benchmark index. The Adviser believes that the new index is more appropriate given the Fund's change in investment strategy.

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$105,475,456
Number of Portfolio Holdings	201
Portfolio Turnover Rate (%)	9%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.9%
Investment Companies	0.1%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defined Risk Fund

Advisor Class

Ticker: HADRX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$9.13	1.75%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (02/02/2018)
Horizon Defined Risk Fund - Advisor Class	15.13%	7.79%	6.09%
S&P 500 Total Return Index	28.19%	15.80%	12.72%
Bloomberg US Treasury 1-3 Years Index	3.36%	1.01%	1.41%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$598,863,724
Number of Portfolio Holdings	515
Portfolio Turnover Rate (%)	3%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	98.7%
Purchased Options	0.8%
Investment Companies	0.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defined Risk Fund

Investor Class

Ticker: HNDRX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$8.40	1.61%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Five Years	Since Commencement of Operations (12/28/2017)
Horizon Defined Risk Fund - Investor Class	15.30%	7.95%	6.34%
S&P 500 Total Return Index	28.19%	15.80%	13.01%
Bloomberg US Treasury 1-3 Years Index	3.36%	1.01%	1.34%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$598,863,724
Number of Portfolio Holdings	515
Portfolio Turnover Rate (%)	3%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	98.7%
Purchased Options	0.8%
Investment Companies	0.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor U.S. Equity Fund

Advisor Class

Ticker: USRTX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$6.23	1.16%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (01/31/2020)
Horizon Multi-Factor U.S. Equity Fund - Advisor Class	23.59%	10.18%
S&P 500 Total Return Index	28.19%	13.86%
MSCI USA Minimum Volatility Index	17.67%	6.79%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$414,185,779
Number of Portfolio Holdings	160
Portfolio Turnover Rate (%)	106%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.3%
Money Market Funds	0.7%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor U.S. Equity Fund

Investor Class

Ticker: USRAX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$5.86	1.09%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (06/26/2019)
Horizon Multi-Factor U.S. Equity Fund - Investor Class	23.71%	10.14%
S&P 500 Total Return Index	28.19%	14.68%
MSCI USA Minimum Volatility Index	17.67%	8.19%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$414,185,779
Number of Portfolio Holdings	160
Portfolio Turnover Rate (%)	106%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.3%
Money Market Funds	0.7%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defensive Core Fund

Advisor Class

Ticker: HESAX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$6.06	1.12%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (01/08/2020)
Horizon Defensive Core Fund - Advisor Class	28.93%	13.04%
MSCI USA Index	28.37%	13.37%
MSCI USA ESG Leaders Index	31.08%	14.25%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$349,766,506
Number of Portfolio Holdings	283
Portfolio Turnover Rate (%)	3%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.8%
Money Market Funds	0.2%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defensive Core Fund

Investor Class

Ticker: HESGX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$5.25	0.97%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (12/26/2019)
Horizon Defensive Core Fund - Investor Class	29.12%	13.19%
MSCI USA Index	28.37%	13.39%
MSCI USA ESG Leaders Index	31.08%	14.20%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$349,766,506
Number of Portfolio Holdings	283
Portfolio Turnover Rate (%)	3%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.8%
Money Market Funds	0.2%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Tactical Fixed Income Fund

Advisor Class

Ticker: HTFAX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$4.93	0.98%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (03/07/2023)
Horizon Tactical Fixed Income Fund - Advisor Class	2.86%	0.04%
Bloomberg Aggregate Bond Index	1.31%	3.08%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$208,695,434
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	200%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Tactical Fixed Income Fund

Investor Class

Ticker: HTFNX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$4.18	0.83%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (12/20/2022)
Horizon Tactical Fixed Income Fund - Investor Class	3.02%	-0.27%
Bloomberg Aggregate Bond Index	1.31%	1.97%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$208,695,434
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	200%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor Small/Mid Cap Fund

Advisor Class

Ticker: HSMBX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$6.91	1.24%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (03/07/2023)
Horizon Multi-Factor Small/Mid Cap Fund - Advisor Class	37.67%	23.51%
S&P 500 Total Return Index	28.19%	27.52%
S&P 1000 Total Return Index	24.25%	12.52%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$61,460,426
Number of Portfolio Holdings	306
Portfolio Turnover Rate (%)	86%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.1%
Investment Companies	0.9%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor Small/Mid Cap Fund

Investor Class

Ticker: HSMNX

Semi-Annual Shareholder Report

May 31, 2024

This semi-annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://horizonmutualfunds.com/. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last Six Months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$6.08	1.09%
How did the Fund perform since its inception?
Average Annual Returns
May 31, 2024
	One Year	Since Commencement of Operations (12/20/2022)
Horizon Multi-Factor Small/Mid Cap Fund - Investor Class	37.89%	26.10%
S&P 500 Total Return Index	28.19%	27.04%
S&P 1000 Total Return Index	24.25%	16.49%

Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained by calling 866-371-2399 or visiting the Fund's website. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized.

What are some key Fund statistics?
(as of May 31, 2024)
Net Assets ($)	$61,460,426
Number of Portfolio Holdings	306
Portfolio Turnover Rate (%)	86%
What did the Fund invest in?
(as of May 31, 2024)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.1%
Investment Companies	0.9%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://horizonmutualfunds.com/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

HORIZON FUNDS	Financial Statements

Horizon Active Asset Allocation Fund			Horizon Active Risk Assist® Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AAANX HASAX HASIX	Investor Class Advisor Class Institutional Class	Shares Shares Shares	ARANX ARAAX ACRIX

Horizon Active Income Fund			Horizon Equity Premium Income Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AIMNX AIHAX AIRIX	Investor Class Advisor Class	Shares Shares	HNDDX HADUX

Horizon Defined Risk Fund			Horizon Multi-Factor U.S. Equity Fund
Investor Class Advisor Class	Shares Shares	HNDRX HADRX	Investor Class Advisor Class	Shares Shares	USRAX USRTX

Horizon Defensive Core Fund			Horizon Tactical Fixed Income Fund
Investor Class Advisor Class	Shares Shares	HESGX HESAX	Investor Class Advisor Class	Shares Shares	HTFNX HTFAX

Horizon Multi-Factor Small/Mid Cap Fund
Investor Class Advisor Class	Shares Shares	HSMNX HSMBX

May 31, 2024

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST® FUND, HORIZON ACTIVE INCOME FUND, HORIZON EQUITY PREMIUM INCOME FUND, HORIZON DEFINED RISK FUND, HORIZON MULTI - FACTOR U.S. EQUITY FUND, HORIZON DEFENSIVE CORE FUND, HORIZON TACTICAL FIXED INCOME FUND and HORIZON MULTI - FACTOR SMALL/MID CAP FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Funds

Table of Contents
Schedule of Investments	1
Statements of Assets and Liabilities	65
Statements of Operations	68
Statements of Changes in Net Assets	71
Financial Highlights	80
Notes to Financial Statements	101
Additional Information	120

Horizon Active Asset Allocation Fund

Schedule of Investments (Unaudited)

May 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS — 94.6%
Communication Services Select Sector SPDR Fund	248,289	$20,672,542
Energy Select Sector SPDR Fund	323,097	30,112,640
Health Care Select Sector SPDR Fund	525	75,443
Invesco QQQ Trust Series 1	137,871	62,139,838
iShares Core Dividend Growth ETF(a)	1,758,229	101,256,408
iShares Core MSCI International Developed Markets ETF(a)	901,881	61,517,303
iShares Core S&P Mid-Cap ETF	1,528,663	91,230,608
iShares Latin America 40 ETF(a)	714,113	19,323,898
iShares MSCI Canada ETF(a)	264,818	10,131,937
iShares MSCI China ETF(a)	678,282	29,722,317
iShares MSCI EAFE ETF(a)	653	53,011
iShares MSCI Emerging Markets ex China ETF	352,996	20,085,472
iShares MSCI Japan ETF	1,038,986	71,658,864
iShares MSCI USA Minimum Volatility ETF	1,246	103,169
iShares MSCI USA Momentum Factor ETF(a)	385,121	71,863,579
iShares MSCI USA Quality Factor ETF	810,029	134,254,207
JPMorgan BetaBuilders Europe ETF(a)	670,856	41,210,684
SPDR Portfolio S&P 500 Growth ETF(e)	1,520,124	114,024,501
SPDR Portfolio S&P 500 Value ETF(a)	826,224	40,798,941
SPDR S&P Kensho New Economies Composite ETF(a)	218,348	10,227,420
SPDR S&P Metals & Mining ETF(a)	495,688	31,937,178
Technology Select Sector SPDR Fund	370	77,759
VanEck Semiconductor ETF(a)	46,265	11,125,807
WisdomTree Japan Hedged Equity Fund	241	26,778
TOTAL EXCHANGE TRADED FUNDS (Cost $877,638,629)		973,630,304

COMMON STOCKS — 5.1%
Consumer Discretionary Products — 0.2%
Tesla, Inc.(b)	10,224	1,820,690

Consumer Discretionary Services — 0.0%(c)
Royal Caribbean Cruises Ltd.(b)	3,439	507,872

Industrial Products — 0.1%
Amphenol Corp. - Class A	3,938	521,273
TE Connectivity, Ltd.	3,379	505,836
		1,027,109
Materials — 0.1%
Freeport-McMoRan, Inc.	9,885	521,236

Media — 0.7%
Alphabet, Inc. - Class C(b)	19,994	3,478,156
Meta Platforms, Inc. - Class A	5,757	2,687,540

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Unaudited) (Continued)
May 31, 2024

	Shares	Value
Uber Technologies, Inc.(b)	8,603	$555,410
		6,721,106
Real Estate — 0.0%(c)
Digital Realty Trust, Inc.	3,449	501,278

Retail & Wholesale - Discretionary — 0.5%
Alibaba Group Holding Ltd. - ADR	6,754	529,108
Amazon.com, Inc.(b)	26,759	4,721,358
		5,250,466
Software & Tech Services — 1.3%
Accenture PLC - Class A	2,113	596,479
Adobe, Inc.(b)	1,610	716,063
ANSYS, Inc.(b)	1,495	474,588
Autodesk, Inc.(b)	2,372	478,195
Cadence Design Systems, Inc.(b)	1,904	545,134
Dynatrace, Inc.(b)	10,712	489,860
Fortinet, Inc.(b)	8,210	487,017
Intuit, Inc.	977	563,182
Microsoft Corp.	12,412	5,152,593
Oracle Corp.	6,340	742,985
Palo Alto Networks, Inc.(b)	1,924	567,407
Salesforce, Inc.	2,711	635,567
SAP SE - ADR	2,806	511,927
ServiceNow, Inc.(b)	892	585,981
Synopsys, Inc.(b)	1,006	564,165
		13,111,143
Tech Hardware & Semiconductors — 2.2%
Advanced Micro Devices, Inc.(b)	6,360	1,061,484
Advantest Corp. - ADR(a)(b)	15,418	512,649
Analog Devices, Inc.	2,746	643,910
Apple, Inc.	10,273	1,974,984
Applied Materials, Inc.	3,105	667,823
Arista Networks, Inc.(b)	1,889	562,261
ASML Holding NV	598	574,289
Broadcom, Inc.	1,410	1,873,256
Cisco Systems, Inc.	10,632	494,388
Intel Corp.	23,129	713,530
KLA Corp.	772	586,357
Lam Research Corp.	653	608,883
Microchip Technology, Inc.	5,563	540,891
Micron Technology, Inc.	4,750	593,750
Monolithic Power Systems, Inc.	707	520,090
NVIDIA Corp.	5,737	6,289,645
NXP Semiconductors NV	2,008	546,377

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Unaudited) (Continued)
May 31, 2024

	Shares	Value
ON Semiconductor Corp.(b)	6,993	$510,769
Onto Innovation, Inc.(b)	2,308	500,144
Pure Storage, Inc. - Class A(b)	9,122	549,965
QUALCOMM, Inc.	3,624	739,477
Super Micro Computer, Inc.(b)	618	484,827
Taiwan Semiconductor Manufacturing Co Ltd. - ADR	5,333	805,496
Texas Instruments, Inc.	3,399	662,839
		23,018,084
TOTAL COMMON STOCKS (Cost $50,188,178)		52,478,984

SHORT-TERM INVESTMENTS — 14.7%
Investments Purchased with Proceeds from Securities Lending — 14.5%
First American Government Obligations Fund - Class X, 5.17%(d)	148,635,651	148,635,651

Money Market Funds — 0.2%
First American Treasury Obligations Fund - Class X, 5.22%(d)	2,399,774	2,399,774
TOTAL SHORT-TERM INVESTMENTS (Cost $151,035,425)		151,035,425

TOTAL INVESTMENTS — 114.4% (Cost $1,078,862,232)		1,177,144,713
Liabilities in Excess of Other Assets — (14.4)%		(148,467,534)
TOTAL NET ASSETS — 100.0%		$1,028,677,179

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $145,903,358 which represented 14.2% of net assets.

(b)	Non-income producing security.

(c)	Represents less than 0.05% of net assets.

(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.

(e)	All or portion of the security is segregated as collateral at the broker on May 31, 2024. The value of the securities segregated as collateral is $3,750,500, which is 0.36% of total net assets.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) May 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS — 98.5%
Energy Select Sector SPDR Fund	144,279	$13,446,803
Invesco QQQ Trust Series 1	333,690	150,397,420
Invesco S&P 500 Equal Weight ETF(a)	185,737	30,791,480
iShares MSCI EAFE Min Vol Factor ETF	333,468	23,892,982
iShares MSCI USA Minimum Volatility ETF	732,194	60,625,663
iShares MSCI USA Quality Factor ETF	1,161,847	192,564,522
SPDR Portfolio Developed World ex-US ETF(a)	5,901,397	214,161,697
SPDR Portfolio Emerging Markets ETF	2,369,063	88,366,050
SPDR Portfolio S&P 500 Growth ETF	3,998,307	299,913,008
SPDR Portfolio S&P 500 Value ETF(h)	3,501,007	172,879,726
TOTAL EXCHANGE TRADED FUNDS (Cost $1,022,614,244)		1,247,039,351

COMMON STOCKS — 1.5%
Banking — 0.1%
Bank of America Corp.	7,039	281,490
Citigroup, Inc.	1,995	124,308
Citizens Financial Group, Inc.	584	20,609
Comerica, Inc.	915	46,885
Fifth Third Bancorp	1,529	57,215
Huntington Bancshares, Inc.	1,207	16,801
KeyCorp	1,541	22,144
M&T Bank Corp.	94	14,250
PNC Financial Services Group, Inc.	35	5,509
Regions Financial Corp.	885	17,125
Truist Financial Corp.	184	6,946
US Bancorp	109	4,420
Wells Fargo & Co.	4,116	246,631
		864,333
Consumer Discretionary Products — 0.0%(b)
Aptiv PLC(c)	176	14,654
BorgWarner, Inc.	1,277	45,538
Deckers Outdoor Corp.(c)	52	56,884
DR Horton, Inc.	38	5,616
Ford Motor Co.	3,376	40,951
General Motors Co.	1,713	77,068
Hasbro, Inc.	747	44,656
Lennar Corp., - Class A	46	7,376
Masco Corp.	244	17,061
Mohawk Industries, Inc.(c)	330	40,237
NVR, Inc.(c)	2	15,361
PulteGroup, Inc.	440	51,621
Ralph Lauren Corp.,	316	59,054
Tapestry, Inc.	605	26,311

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
VF Corp.	3,601	$47,821
		550,209

Consumer Discretionary Services — 0.0%(b)
Caesars Entertainment, Inc.(c)	874	31,079
Carnival Corp.(c)	896	13,512
Chipotle Mexican Grill, Inc.(c)	38	118,922
Darden Restaurants, Inc.	83	12,482
Domino’s Pizza, Inc.	121	61,538
Hilton Worldwide Holdings, Inc.	265	53,159
Las Vegas Sands Corp.	154	6,935
Live Nation Entertainment, Inc.(c)	171	16,030
Marriott International, Inc. - Class A	16	3,699
MGM Resorts International(c)	487	19,563
Norwegian Cruise Line Holdings Ltd.(c)	1,844	30,610
Royal Caribbean Cruises Ltd.(c)	469	69,262
Wynn Resorts Ltd.	269	25,523
Yum! Brands, Inc.	57	7,833
		470,147
Consumer Staple Products — 0.0%(b)
Altria Group, Inc.	88	4,070
Brown-Forman Corp. - Class B	226	10,364
Campbell Soup Co.	542	24,054
Church & Dwight Co., Inc.	449	48,048
Clorox Co.	103	13,551
Colgate-Palmolive Co.	925	85,988
Conagra Brands, Inc.	777	23,217
Constellation Brands, Inc. - Class A	22	5,505
Estee Lauder Cos., Inc. - Class A	35	4,318
General Mills, Inc.	631	43,381
Hershey Co.	39	7,715
Hormel Foods Corp.	456	14,127
J M Smucker Co.	183	20,430
Kellanova	796	48,031
Kenvue, Inc.	388	7,488
Keurig Dr Pepper, Inc.	1,552	53,156
Kimberly-Clark Corp.	57	7,598
Kraft Heinz Co.	204	7,215
Lamb Weston Holdings, Inc.	196	17,305
McCormick & Co., Inc.	651	47,015
Molson Coors Brewing Co. - Class B	308	16,881
Monster Beverage Corp.(c)	75	3,894
Tyson Foods, Inc., - Class A	794	45,457
		558,808

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Financial Services — 0.1%
American Express Co.	759	$182,160
Ameriprise Financial, Inc.	137	59,816
Bank of New York Mellon Corp.	131	7,809
Capital One Financial Corp.	476	65,512
CBOE Global Markets, Inc.	85	14,704
Charles Schwab Corp.	2,068	151,543
CME Group, Inc.	18	3,654
Franklin Resources, Inc.	773	18,243
Goldman Sachs Group, Inc.	337	153,847
Intercontinental Exchange, Inc.	29	3,883
Invesco, Ltd.	2,796	43,925
Nasdaq, Inc.	137	8,087
Northern Trust Corp.	223	18,786
Raymond James Financial, Inc.	415	50,941
State Street Corp.	189	14,287
Synchrony Financial	1,283	56,195
T. Rowe Price Group, Inc.	103	12,136
		865,528
Health Care — 0.2%
Abiomed Inc.(c)(d)	113	0
Agilent Technologies, Inc.	293	38,210
Align Technology, Inc.(c)	40	10,288
Baxter International, Inc.	346	11,795
Becton Dickinson & Co.	19	4,407
Biogen, Inc.(c)	41	9,223
Bio-Rad Laboratories, Inc. - Class A(c)	93	26,678
Bio-Techne Corp.	693	53,493
Boston Scientific Corp.(c)	1,612	121,819
Cardinal Health, Inc.	412	40,899
Cencora, Inc.	240	54,377
Centene Corp.(c)	92	6,586
Charles River Laboratories International, Inc.(c)	84	17,509
Cigna Corp.	254	87,534
Cooper Cos., Inc.	148	13,958
DaVita, Inc.(c)	428	62,967
Dentsply Sirona, Inc.	1,322	37,029
Dexcom, Inc.(c)	419	49,765
Edwards Lifesciences Corp.(c)	56	4,866
Elevance Health, Inc.	188	101,234
Eli Lilly & Co.	842	690,726
GE HealthCare Technologies, Inc.	80	6,240
Henry Schein, Inc.(c)	420	29,123
Hologic, Inc.(c)	223	16,453
Humana, Inc.	20	7,162

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
IDEXX Laboratories, Inc.(c)	13	$6,460
Illumina, Inc.(c)	113	11,784
Incyte Corp.(c)	394	22,769
Insulet Corp.(c)	151	26,756
IQVIA Holdings, Inc.(c)	26	5,696
Labcorp Holdings, Inc.	80	15,593
McKesson Corp.	156	88,856
Merck & Co., Inc.	1,425	178,895
Mettler-Toledo International, Inc.(c)	9	12,637
Moderna, Inc.(c)	493	70,277
Molina Healthcare, Inc.(c)	30	9,437
Quest Diagnostics, Inc.	162	22,999
Regeneron Pharmaceuticals, Inc.(c)	80	78,413
ResMed, Inc.	205	42,298
Revvity, Inc.	219	23,928
Solventum Corp.(c)	12	712
STERIS PLC	56	12,481
Teleflex, Inc.	135	28,224
Universal Health Services, Inc. - Class B	291	55,232
Viatris, Inc.	4,218	44,711
Waters Corp.(c)	42	12,974
West Pharmaceutical Services, Inc.	27	8,948
Zimmer Biomet Holdings, Inc.	93	10,709
		2,293,130
Industrial Products — 0.1%
3M Co.	49	4,907
Allegion PLC	197	23,999
AMETEK, Inc.	40	6,783
Amphenol Corp. - Class A	1,073	142,033
AO Smith Corp.	273	22,834
Axon Enterprise, Inc.(c)	187	52,672
Carrier Global Corp.	102	6,445
Cummins, Inc.	207	58,318
Dover Corp.	71	13,051
Eaton Corp. PLC	461	153,444
Emerson Electric Co.	42	4,711
Fortive Corp.	115	8,561
Generac Holdings, Inc.(c)	372	54,762
General Dynamics Corp.	305	91,430
General Electric Co.	1,188	196,186
Howmet Aerospace, Inc.	890	75,338
Hubbell, Inc.	37	14,389
Huntington Ingalls Industries, Inc.	91	23,032
IDEX Corp.	68	14,188
Ingersoll Rand, Inc.	93	8,654

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Johnson Controls International PLC	113	$8,126
Keysight Technologies, Inc.(c)	218	30,189
L3Harris Technologies, Inc.	34	7,644
Nordson Corp.	77	18,073
Northrop Grumman Corp.	9	4,057
Otis Worldwide Corp.	80	7,936
PACCAR, Inc.	38	4,085
Parker-Hannifin Corp.	9	4,784
Pentair PLC	629	51,188
Rockwell Automation, Inc.	33	8,498
RTX Corp.	1,170	126,138
Snap-on, Inc.	67	18,282
Stanley Black & Decker, Inc.	245	21,357
TE Connectivity, Ltd.	139	20,808
Textron, Inc.	182	15,945
Trane Technologies PLC	318	104,132
TransDigm Group, Inc.	75	100,742
Trimble, Inc.(c)	875	48,720
Veralto Corp.	165	16,266
Wabtec Corp.	396	67,015
Xylem, Inc.	425	59,933
		1,719,655
Industrial Services — 0.1%
American Airlines Group, Inc.(c)	2,343	26,944
CH Robinson Worldwide, Inc.	465	40,162
Cintas Corp.	114	77,289
CSX Corp.	106	3,578
Delta Air Lines, Inc.	1,324	67,550
Expeditors International of Washington, Inc.	150	18,135
Fastenal Co.	95	6,268
FedEx Corp.	17	4,317
Jacobs Solutions, Inc.	109	15,188
JB Hunt Transport Services, Inc.	78	12,539
Norfolk Southern Corp.	21	4,721
Old Dominion Freight Line, Inc.	30	5,258
Quanta Services, Inc.	244	67,329
Republic Services, Inc.	385	71,298
Robert Half, Inc.	457	29,353
Rollins, Inc.	970	44,319
Southwest Airlines Co.	628	16,856
Union Pacific Corp.	276	64,258
United Airlines Holdings, Inc.(c)	1,132	59,985
United Rentals, Inc.	10	6,694
Waste Management, Inc.	470	99,043

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
WW Grainger, Inc.	6	$5,529
		746,613
Insurance — 0.0%(b)
Aflac, Inc.	69	6,201
Allstate Corp.	430	72,034
American International Group, Inc.	934	73,618
Aon PLC - Class A	14	3,943
Arch Capital Group Ltd.(c)	634	65,067
Arthur J Gallagher & Co.	20	5,067
Assurant, Inc.	179	31,051
Brown & Brown, Inc.	146	13,068
Cincinnati Financial Corp.	132	15,520
Everest Group Ltd.	45	17,592
Globe Life, Inc.	232	19,200
Hartford Financial Services Group, Inc.	587	60,725
Loews Corp.	228	17,510
MetLife, Inc.	81	5,862
Principal Financial Group, Inc.	189	15,506
Progressive Corp.	742	156,696
Prudential Financial, Inc.	517	62,221
Travelers Cos., Inc.	27	5,824
Willis Towers Watson PLC	38	9,701
WR Berkley Corp.	160	12,965
		669,371
Materials — 0.1%
Air Products & Chemicals, Inc.	21	5,601
Albemarle Corp.	172	21,085
Amcor PLC	2,293	23,320
Avery Dennison Corp.	224	50,980
Ball Corp.	727	50,476
Celanese Corp.	105	15,964
CF Industries Holdings, Inc.	220	17,541
Corteva, Inc.	143	7,999
Dow, Inc.	126	7,261
DuPont de Nemours, Inc.	133	10,927
Eastman Chemical Co.	582	58,974
Ecolab, Inc.	384	89,165
FMC Corp.	590	35,961
Freeport-McMoRan, Inc.	1,769	93,279
International Flavors & Fragrances, Inc.	173	16,639
International Paper Co.	606	27,325
LyondellBasell Industries NV - Class A	91	9,047
Martin Marietta Materials, Inc.	102	58,352
Mosaic Co.	898	27,775

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Newmont Goldcorp Corp.	234	$9,814
Nucor Corp.	35	5,910
Packaging Corp. of America	99	18,166
PPG Industries, Inc.	64	8,410
Steel Dynamics, Inc.	98	13,119
Vulcan Materials Co.	204	52,177
		735,267
Media — 0.2%
Airbnb, Inc. - Class A(c)	347	50,291
Alphabet, Inc. - Class A(c)	3,805	656,363
Charter Communications, Inc. - Class A(c)	32	9,188
Electronic Arts, Inc.	88	11,693
Expedia Group, Inc.(c)	122	13,769
Fox Corp. - Class A	1,058	36,427
Interpublic Group of Cos., Inc.	1,070	33,566
Match Group, Inc.(c)	1,330	40,738
Meta Platforms, Inc. - Class A	1,351	630,687
Netflix, Inc.(c)	308	197,619
News Corp., - Class A	2,160	58,730
Omnicom Group, Inc.	244	22,682
Paramount Global - Class B	4,835	57,585
Take-Two Interactive Software, Inc.(c)	116	18,602
Uber Technologies, Inc.(c)	1,551	100,133
VeriSign, Inc.(c)	228	39,745
Walt Disney Co.	1,907	198,156
Warner Bros Discovery, Inc.(c)	2,385	19,652
		2,195,626
Oil & Gas — 0.0%(b)
APA Corp.	926	28,271
Baker Hughes & GE Co.,	275	9,207
Coterra Energy, Inc.	557	15,886
Devon Energy Corp.	203	9,963
Diamondback Energy, Inc.	331	65,955
EOG Resources, Inc.	31	3,861
EQT Corp.	603	24,777
Halliburton Co.	238	8,735
Kinder Morgan, Inc.	439	8,556
Marathon Oil Corp.	724	20,967
Marathon Petroleum Corp.	360	63,580
Occidental Petroleum Corp.	81	5,062
ONEOK, Inc.	752	60,912
Phillips 66	30	4,263
Schlumberger, Ltd.	72	3,304
Targa Resources Corp.	527	62,307

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Valero Energy Corp.	414	$65,056
Williams Cos., Inc.	1,533	63,635
		524,297
Real Estate — 0.1%
Alexandria Real Estate Equities, Inc.	112	13,328
AvalonBay Communities, Inc.	223	42,968
Boston Properties, Inc.	478	29,000
Camden Property Trust	515	52,865
CBRE Group, Inc. - Class A(c)	113	9,952
Crown Castle, Inc.	62	6,355
Digital Realty Trust, Inc.	46	6,686
Equity Residential	690	44,871
Essex Property Trust, Inc.	188	48,840
Extra Space Storage, Inc.	71	10,279
Federal Realty Investment Trust	360	36,342
Healthpeak Properties, Inc.	1,390	27,661
Host Hotels & Resorts, Inc.	1,007	18,066
Invitation Homes, Inc.	395	13,742
Iron Mountain, Inc.	592	47,768
Kimco Realty Corp.	1,228	23,774
Mid-America Apartment Communities, Inc.	150	20,056
Public Storage	21	5,750
Realty Income Corp.	125	6,632
Regency Centers Corp.	462	28,367
SBA Communications Corp.	60	11,801
Simon Property Group, Inc.	304	45,998
UDR, Inc.	1,284	49,588
Ventas, Inc.	406	20,406
VICI Properties, Inc.	339	9,733
Welltower, Inc.	478	49,554
Weyerhaeuser Co.	341	10,240
		690,622
Renewable Energy — 0.0%(b)
Enphase Energy, Inc.(c)	534	68,299
First Solar, Inc.(c)	366	99,464
		167,763
Retail & Wholesale - Discretionary — 0.1%
Amazon.com, Inc.(c)	3,454	609,424
AutoZone, Inc.(c)	17	47,089
Bath & Body Works, Inc.	1,201	62,380
Best Buy Co., Inc.	224	19,000
Builders FirstSource, Inc.(c)	62	9,969
CarMax, Inc.(c)	292	20,516
Copart, Inc.(c)	105	5,571

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
eBay, Inc.	916	$49,666
Etsy, Inc.(c)	564	35,797
Genuine Parts Co.	88	12,684
LKQ Corp.	417	17,943
Lululemon Athletica, Inc.(c)	11	3,432
O’Reilly Automotive, Inc.(c)	5	4,816
Pool Corp.	49	17,814
Ross Stores, Inc.	41	5,730
Tractor Supply Co.	193	55,061
Ulta Beauty, Inc.(c)	23	9,087
		985,979
Retail & Wholesale - Staples — 0.0%(b)
Archer-Daniels-Midland Co.	160	9,990
Bunge Global SA	469	50,460
Costco Wholesale Corp.	320	259,165
Dollar General Corp.	60	8,215
Dollar Tree, Inc.(c)	81	9,554
Kroger Co.	1,146	60,016
Sysco Corp.	88	6,408
Target Corp.	461	71,990
Walgreens Boots Alliance, Inc.	788	12,781
		488,579
Software & Tech Services — 0.1%
Adobe, Inc.(c)	7	3,113
Akamai Technologies, Inc.(c)	486	44,829
Autodesk, Inc.(c)	61	12,298
Broadridge Financial Solutions, Inc.	61	12,247
Cadence Design Systems, Inc.(c)	33	9,448
CDW Corp.	102	22,809
Cognizant Technology Solutions Corp., - Class A	306	20,242
Corpay, Inc.(c)	48	12,848
CoStar Group, Inc.(c)	469	36,662
Dayforce, Inc.(a)(c)	424	20,971
EPAM Systems, Inc.(c)	167	29,714
Equifax, Inc.	38	8,793
FactSet Research Systems, Inc.	33	13,341
Fair Isaac Corp.(c)	71	91,585
Fidelity National Information Services, Inc.	817	61,994
Fortinet, Inc.(c)	241	14,296
Gartner, Inc.(c)	176	73,862
Gen Digital, Inc.	2,933	72,826
Global Payments, Inc.	70	7,129
International Business Machines Corp.	567	94,604
Intuit, Inc.	8	4,611
Jack Henry & Associates, Inc.	141	23,220

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Leidos Holdings, Inc.	431	$63,379
MarketAxess Holdings, Inc.	162	32,227
Moody’s Corp.	12	4,764
MSCI, Inc.	12	5,942
Palo Alto Networks, Inc.(c)	294	86,703
Paychex, Inc.	59	7,089
Paycom Software, Inc.	145	21,071
PayPal Holdings, Inc.(c)	73	4,598
PTC, Inc.(c)	507	89,354
Roper Technologies, Inc.	26	13,852
Salesforce, Inc.	456	106,905
ServiceNow, Inc.(c)	7	4,598
Synopsys, Inc.(c)	16	8,973
Tyler Technologies, Inc.(c)	224	107,601
Verisk Analytics, Inc.	38	9,606
		1,258,104
Tech Hardware & Semiconductors — 0.2%
Analog Devices, Inc.	44	10,318
Applied Materials, Inc.	928	199,594
Arista Networks, Inc.(c)	35	10,418
Cisco Systems, Inc.	92	4,278
Corning, Inc.	946	35,248
F5, Inc.(c)	405	68,433
Garmin, Ltd.	400	65,540
Hewlett Packard Enterprise Co.	2,331	41,142
HP, Inc.	969	35,368
Intel Corp.	108	3,332
Jabil, Inc.	424	50,414
KLA Corp.	160	121,525
Lam Research Corp.	8	7,460
Microchip Technology, Inc.	201	19,543
Micron Technology, Inc.	1,631	203,875
Monolithic Power Systems, Inc.	40	29,425
Motorola Solutions, Inc.	43	15,691
NetApp, Inc.	1,023	123,200
NVIDIA Corp.	716	784,972
NXP Semiconductors NV	402	109,384
ON Semiconductor Corp.(c)	351	25,637
Qorvo, Inc.(c)	707	69,562
QUALCOMM, Inc.	1,363	278,120
Seagate Technology Holdings PLC	545	50,816
Skyworks Solutions, Inc.	489	45,311
Super Micro Computer, Inc.(c)	133	104,340
Teledyne Technologies, Inc.(c)	102	40,489
Teradyne, Inc.	518	73,007

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Texas Instruments, Inc.	31	$6,045
Western Digital Corp.(c)	1,708	128,595
Zebra Technologies Corp. - Class A(c)	375	117,127
		2,878,209
Telecommunications — 0.0%(b)
T-Mobile US, Inc.	734	128,421

Utilities — 0.1%
AES Corp.	1,806	38,992
Alliant Energy Corp.	495	25,488
Ameren Corp.	217	15,921
American Electric Power Co., Inc.	542	48,915
American Water Works Co., Inc.	111	14,515
Atmos Energy Corp.	146	16,924
CenterPoint Energy, Inc.	605	18,459
CMS Energy Corp.	301	18,942
Consolidated Edison, Inc.	109	10,306
Constellation Energy Corp.	491	106,670
Dominion Energy, Inc.	1,014	54,675
DTE Energy Co.	118	13,751
Duke Energy Corp.	41	4,246
Edison International	159	12,219
Entergy Corp.	133	14,961
Evergy, Inc.	478	26,127
Eversource Energy	245	14,511
Exelon Corp.	231	8,674
FirstEnergy Corp.	358	14,413
NextEra Energy, Inc.	1,334	106,747
NiSource, Inc.	1,825	53,035
NRG Energy, Inc.	847	68,607
PG&E Corp.	524	9,715
Pinnacle West Capital Corp.	469	36,985
PPL Corp.	558	16,366
Public Service Enterprise Group, Inc.	750	56,820
Sempra	92	7,087
Southern Co.	826	66,196
WEC Energy Group, Inc.	145	11,749
Xcel Energy, Inc.	199	11,035
		923,051
TOTAL COMMON STOCKS (Cost $18,009,224)		19,713,712

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.5%(e)(f)
Call Options — 0.1%
iShares MSCI Emerging Markets ETF, Expiration: 01/17/2025; Exercise Price: $47.00(i)	62,685,000	15,000	$1,207,500
iShares U.S. Real Estate ETF, Expiration: 06/21/2024; Exercise Price: $85.00(i)	13,000,500	1,500	343,500
Total Call Options			1,551,000

Put Options — 0.4%
CBOE Volatility Index
Expiration: 07/17/2024; Exercise Price: $13.50	3,876,000	3,000	226,500
Expiration: 08/21/2024; Exercise Price: $14.00(i)	3,876,000	3,000	309,000
Expiration: 10/16/2024; Exercise Price: $20.00(i)	9,690,000	7,500	3,000,000
SPDR S&P 500 ETF(i)
Expiration: 06/07/2024; Exercise Price: $513.00	158,211,000	3,000	58,500
Expiration: 09/20/2024; Exercise Price: $485.00	184,579,500	3,500	1,211,000
Total Put Options			4,805,000
TOTAL PURCHASED OPTIONS (Cost $6,535,688)			6,356,000

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 2.7%
Investments Purchased with Proceeds from Securities Lending — 2.6%
First American Government Obligations Fund - Class X, 5.17%(g)	33,412,121	$33,412,121

Money Market Funds — 0.1%
First American Treasury Obligations Fund - Class X, 5.22%(g)	1,004,166	1,004,166
TOTAL SHORT-TERM INVESTMENTS (Cost $34,416,287)		34,416,287

TOTAL INVESTMENTS — 103.2% (Cost $1,081,575,443)		1,307,525,350
Liabilities in Excess of Other Assets — (3.2)%		(40,983,705)
TOTAL NET ASSETS — 100.0%		$1,266,541,645

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $33,153,354 which represented 2.6% of net assets.

(b)	Represents less than 0.05% of net assets.

(c)	Non-income producing security.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2024.

(e)	Exchange-traded.

(f)	100 shares per contract.

(g)	The rate shown represents the 7-day effective yield as of May 31, 2024.

(h)

All or portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $24,690,000, which is 1.95% of total net assets.

(i)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Written Options (Unaudited) May 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.5)% (a)(b)
Call Options — (0.2)%
iShares MSCI Emerging Markets ETF, Expiration: 11/15/2024; Exercise Price: $47.00	$(62,685,000)	(15,000)	$(1,807,500)
iShares U.S. Real Estate ETF, Expiration: 06/21/2024; Exercise Price: $87.00	(26,001,000)	(3,000)	(327,000)
Total Call Options			(2,134,500)

Put Options — (0.3)%
CBOE Volatility Index
Expiration: 08/21/2024; Exercise Price: $12.50	(7,752,000)	(6,000)	(210,000)
Expiration: 10/16/2024; Exercise Price: $17.00	(19,380,000)	(15,000)	(2,745,000)
SPDR S&P 500 ETF
Expiration: 06/07/2024; Exercise Price: $503.00	(158,211,000)	(3,000)	(16,500)
Expiration: 09/20/2024; Exercise Price: $450.00	(369,159,000)	(7,000)	(1,158,500)
Total Put Options			(4,130,000)
TOTAL WRITTEN OPTIONS (Premiums received $4,916,821)			$(6,264,500)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

Horizon Active Income Fund Schedule of Investments (Unaudited) May 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS — 99.5%
First Trust TCW Opportunistic Fixed Income ETF(a)(c)	354,311	$15,168,054
Hartford Total Return Bond ETF(a)	397,373	13,216,626
iShares 10+ Year Investment Grade Corporate Bond ETF(a)	174,392	8,740,527
iShares 1-3 Year Treasury Bond ETF	497	40,490
iShares 1-5 Year Investment Grade Corporate Bond ETF	1,002	51,242
iShares 20+ Year Treasury Bond ETF	95,368	8,626,036
iShares 7-10 Year Treasury Bond ETF	1,627	150,986
iShares iBoxx Investment Grade Corporate Bond ETF	1,428	152,639
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	354	31,524
iShares MBS ETF	72,459	6,594,494
iShares TIPS Bond ETF	62,654	6,685,182
Janus Henderson AAA CLO ETF	1,011	51,490
Janus Henderson B-BBB CLO ETF	213	10,492
Janus Henderson Mortgage-Backed Securities ETF	493,767	21,873,878
PIMCO Active Bond Exchange-Traded Fund(a)	122,079	11,049,370
Simplify MBS ETF(a)	43,283	2,175,836
SPDR Blackstone High Income ETF	79,598	2,247,131
SPDR Blackstone Senior Loan ETF	1,222	51,434
SPDR Doubleline Total Return Tactical ETF	615,637	24,274,567
SPDR Portfolio High Yield Bond ETF	192,458	4,476,573
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,578	51,253
SPDR Portfolio Long Term Treasury ETF	2,992	80,365
SPDR Portfolio Short Term Corporate Bond ETF	1,043,145	30,970,975
VanEck Fallen Angel High Yield Bond ETF	929,996	26,542,086
VanEck J. P. Morgan EM Local Currency Bond ETF	1,639	39,746
Vanguard Total International Bond ETF	409,052	19,822,660
Xtrackers USD High Yield Corporate Bond ETF(a)	508,409	18,012,931
TOTAL EXCHANGE TRADED FUNDS (Cost $224,504,679)		221,188,587

See accompanying notes to financial statements.

Horizon Active Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 7.5%
Investments Purchased with Proceeds from Securities Lending — 6.9%
First American Government Obligations Fund - Class X, 5.17%(b)	15,495,250	$15,495,250

Money Market Funds — 0.6%
First American Treasury Obligations Fund - Class X, 5.22%(b)	1,284,607	1,284,607
TOTAL SHORT-TERM INVESTMENTS (Cost $16,779,857)		16,779,857

TOTAL INVESTMENTS — 107.0% (Cost $241,284,536)		237,968,444
Liabilities in Excess of Other Assets — (7.0)%		(15,596,780)
TOTAL NET ASSETS — 100.0%		$222,371,664

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $15,218,824 which represented 6.8% of net assets.

(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.

(c)	All or portion of the security is segregated as collateral at the broker on May 31, 2024. The value of the securities segregated as collateral is $3,210,750, which is 1.44% of total net assets.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) May 31, 2024

	Shares	Value
COMMON STOCKS — 99.9%
Banking — 5.6%
Bank of America Corp.	32,790	$1,311,272
Citigroup, Inc.	8,950	557,674
JPMorgan Chase & Co.	11,273	2,284,248
M&T Bank Corp.	697	105,665
PNC Financial Services Group, Inc.	1,825	287,237
Truist Financial Corp.	6,138	231,710
US Bancorp	7,063	286,405
Wells Fargo & Co.	14,707	881,243
		5,945,454
Consumer Discretionary Products — 1.9%
DR Horton, Inc.	1,393	205,885
Ford Motor Co.	28,170	341,702
General Motors Co.	6,244	280,917
Lennar Corp., - Class A	1,382	221,604
Nike, Inc. - Class B	4,734	449,967
Tesla, Inc.(a)(d)	3,135	558,281
		2,058,356
Consumer Discretionary Services — 1.8%
Las Vegas Sands Corp.	4,299	193,584
Marriott International, Inc. - Class A	1,110	256,599
McDonald’s Corp.	3,003	777,446
Starbucks Corp.	5,146	412,812
Yum! Brands, Inc.	1,683	231,295
		1,871,736
Consumer Staple Products — 5.0%
Altria Group, Inc.	6,447	298,174
Coca-Cola Co.	16,731	1,052,882
Colgate-Palmolive Co.	1,781	165,562
General Mills, Inc.	1,397	96,044
Hershey Co.	497	98,321
Keurig Dr Pepper, Inc.	2,819	96,551
Kimberly-Clark Corp.	767	102,241
Kraft Heinz Co.	3,009	106,428
Mondelez International, Inc. - Class A	3,588	245,886
PepsiCo, Inc.	5,116	884,556
Philip Morris International, Inc.	6,651	674,278
Procter & Gamble Co.	8,565	1,409,285
		5,230,208
Financial Services — 3.1%
American Express Co.	2,018	484,320
Bank of New York Mellon Corp.	2,976	177,399
BlackRock, Inc.	567	437,741

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Blackstone, Inc.	2,782	$335,231
Capital One Financial Corp.	1,090	150,017
Charles Schwab Corp.	5,168	378,711
CME Group, Inc.	1,624	329,640
Goldman Sachs Group, Inc.	1,391	635,019
Intercontinental Exchange, Inc.	1,519	203,394
Morgan Stanley	1,119	109,483
		3,240,955
Health Care — 11.9%
Abbott Laboratories	5,770	589,636
AbbVie, Inc.	8,170	1,317,331
Amgen, Inc.	2,286	699,173
Boston Scientific Corp.(a)	2,007	151,669
Bristol-Myers Squibb Co.	9,836	404,161
Cencora, Inc.	457	103,543
Cigna Corp.	802	276,385
CVS Health Corp.	5,497	327,621
Danaher Corp.	505	129,684
Elevance Health, Inc.	630	339,242
Eli Lilly & Co.	2,012	1,650,524
Gilead Sciences, Inc.	5,544	356,313
HCA Healthcare, Inc.	604	205,209
Humana, Inc.	237	84,874
Intuitive Surgical, Inc.(a)	500	201,060
Johnson & Johnson(d)	10,147	1,488,261
McKesson Corp.	223	127,019
Medtronic PLC	5,898	479,920
Merck & Co., Inc.	10,276	1,290,049
Pfizer, Inc.	3,888	111,430
Regeneron Pharmaceuticals, Inc.(a)	123	120,560
Stryker Corp.	922	314,485
Thermo Fisher Scientific, Inc.	281	159,602
UnitedHealth Group, Inc.	2,713	1,343,939
Vertex Pharmaceuticals, Inc.(a)	262	119,299
Zoetis, Inc.	932	158,030
		12,549,019
Industrial Products — 5.8%
Amphenol Corp. - Class A	2,621	346,942
Boeing Co.(a)	939	166,776
Carrier Global Corp.	2,156	136,238
Caterpillar, Inc.	1,703	576,500
Deere & Co.	840	314,798
Eaton Corp. PLC	1,140	379,449
Emerson Electric Co.	2,049	229,816

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
GE Vernova, Inc.(a)	460	$80,914
General Dynamics Corp.	916	274,589
General Electric Co.	1,844	304,518
Honeywell International, Inc.	2,314	467,868
Illinois Tool Works, Inc.	1,035	251,246
Johnson Controls International PLC	2,438	175,317
L3Harris Technologies, Inc.	643	144,566
Lockheed Martin Corp.	983	462,344
Northrop Grumman Corp.	463	208,706
Otis Worldwide Corp.	1,152	114,278
PACCAR, Inc.	2,088	224,460
Parker-Hannifin Corp.	360	191,347
RTX Corp.	5,841	629,718
TE Connectivity, Ltd.	1,834	274,550
Trane Technologies PLC	588	192,546
		6,147,486
Industrial Services — 2.3%
Cintas Corp.	234	158,645
CSX Corp.	5,546	187,178
Fastenal Co.	1,904	125,626
FedEx Corp.	780	198,089
Norfolk Southern Corp.	874	196,475
Republic Services, Inc.	852	157,782
Union Pacific Corp.	2,192	510,341
United Parcel Service, Inc. - Class B	4,091	568,363
Waste Management, Inc.	1,226	258,355
WW Grainger, Inc.	116	106,889
		2,467,743
Insurance — 3.3%
Aflac, Inc.	1,777	159,699
Allstate Corp.	835	139,879
American International Group, Inc.	2,231	175,848
Aon PLC - Class A	366	103,080
Arthur J Gallagher & Co.	417	105,639
Berkshire Hathaway, Inc. - Class B(a)	3,574	1,481,066
Chubb Ltd.	1,155	312,797
Marsh & McLennan Cos., Inc.	1,349	280,025
MetLife, Inc.	2,833	205,024
Progressive Corp.	908	191,752
Prudential Financial, Inc.	1,535	184,737
Travelers Cos., Inc.	709	152,931
		3,492,477
Materials — 1.8%
Dow, Inc.	4,142	238,703

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
DuPont de Nemours, Inc.	1,810	$148,710
Ecolab, Inc.	909	211,070
Linde PLC	1,390	605,373
LyondellBasell Industries NV - Class A	1,884	187,307
Nucor Corp.	848	143,185
PPG Industries, Inc.	947	124,445
Sherwin-Williams Co.	666	202,331
		1,861,124
Media — 8.4%
Airbnb, Inc. - Class A(a)	1,548	224,352
Alphabet, Inc. - Class A(a)	22,790	3,931,275
Booking Holdings, Inc.	85	320,990
Comcast Corp. - Class A	21,583	863,967
Meta Platforms, Inc. - Class A	4,854	2,265,993
Netflix, Inc.(a)	1,106	709,632
Walt Disney Co.	4,874	506,457
		8,822,666
Oil & Gas — 4.2%
Chevron Corp.	7,550	1,225,365
ConocoPhillips	3,885	452,525
EOG Resources, Inc.	1,175	146,346
Exxon Mobil Corp.(d)	16,640	1,951,206
Marathon Petroleum Corp.	643	113,560
Occidental Petroleum Corp.	1,630	101,875
Phillips 66	732	104,025
Schlumberger, Ltd.	1,878	86,182
Valero Energy Corp.	749	117,698
Williams Cos., Inc.	2,651	110,043
		4,408,825
Retail & Wholesale - Discretionary — 5.5%
Amazon.com, Inc.(a)	17,707	3,124,223
Home Depot, Inc.	4,096	1,371,628
Lowe’s Cos., Inc.	2,491	551,233
Lululemon Athletica, Inc.(a)	370	115,436
Ross Stores, Inc.	1,513	211,457
TJX Cos., Inc.	4,388	452,403
		5,826,380
Retail & Wholesale - Staples — 2.4%
Archer-Daniels-Midland Co.	1,235	77,113
Costco Wholesale Corp.	695	562,874
Kroger Co.	2,059	107,830
Sysco Corp.	1,247	90,806
Target Corp.	1,218	190,203

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Walmart, Inc.	22,913	$1,506,759
		2,535,585
Software & Tech Services — 13.8%
Accenture PLC - Class A	2,248	634,588
Adobe, Inc.(a)	871	387,386
Automatic Data Processing, Inc.	1,415	346,562
Fiserv, Inc.(a)	691	103,484
International Business Machines Corp.	5,042	841,258
Intuit, Inc.	738	425,413
MasterCard, Inc. - Class A	1,689	755,101
Microsoft Corp.	16,381	6,800,244
Moody’s Corp.	345	136,961
MSCI, Inc.	181	89,627
Oracle Corp.	8,914	1,044,632
Palo Alto Networks, Inc.(a)	777	229,145
Paychex, Inc.	1,394	167,503
Roper Technologies, Inc.	413	220,030
S&P Global, Inc.	660	282,157
Salesforce, Inc.	1,865	437,231
ServiceNow, Inc.(a)	420	275,911
Synopsys, Inc.(a)	385	215,908
Visa, Inc. - Class A	4,309	1,174,030
		14,567,171
Tech Hardware & Semiconductors — 18.3%
Advanced Micro Devices, Inc.(a)	3,279	547,265
Analog Devices, Inc.	2,235	524,085
Apple, Inc.(d)	28,991	5,573,520
Applied Materials, Inc.	2,556	549,744
Arista Networks, Inc.(a)	980	291,697
Broadcom, Inc.(d)	1,543	2,049,953
Cisco Systems, Inc.	19,871	924,002
Garmin, Ltd.	1,474	241,515
HP, Inc.	8,170	298,205
Intel Corp.	13,492	416,228
KLA Corp.	562	426,856
Lam Research Corp.	507	472,747
Micron Technology, Inc.	3,549	443,625
Motorola Solutions, Inc.	795	290,103
NVIDIA Corp.	4,474	4,904,980
QUALCOMM, Inc.	5,037	1,027,800
Texas Instruments, Inc.	1,382	269,504
		19,251,829
Telecommunications — 2.0%
T-Mobile US, Inc.	5,054	884,248

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Verizon Communications, Inc.	28,726	$1,182,075
		2,066,323
Utilities — 2.8%
American Electric Power Co., Inc.	2,409	217,412
Consolidated Edison, Inc.	1,414	133,694
Dominion Energy, Inc.	3,870	208,670
DTE Energy Co.	844	98,351
Duke Energy Corp.	3,589	371,713
Edison International	1,629	125,189
Exelon Corp.	4,194	157,485
NextEra Energy, Inc.	8,638	691,213
Public Service Enterprise Group, Inc.	2,051	155,384
Sempra	2,504	192,883
Southern Co.	4,907	393,247
WEC Energy Group, Inc.	1,320	106,959
Xcel Energy, Inc.	2,256	125,095
		2,977,295
TOTAL COMMON STOCKS (Cost $85,909,597)		105,320,632

SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
First American Treasury Obligations Fund - Class X, 5.22%(b)	149,633	149,633
TOTAL SHORT-TERM INVESTMENTS (Cost $149,633)		149,633

TOTAL INVESTMENTS — 100.0% (Cost $86,059,230)		105,470,265
Other Assets in Excess of Liabilities — 0.0%(c)		5,191
TOTAL NET ASSETS — 100.0%		$105,475,456

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.

(c)	Represents less than 0.05% of net assets.

(d)

All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $9,128,906, which is 8.66% of total net assets.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Written Options (Unaudited) May 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.2)% (a)(b)
Call Options — (0.2)%
S&P 500 Index, Expiration: 06/06/2024; Exercise Price: $5,300.00	$(71,246,385)	(135)	$(213,975)
TOTAL WRITTEN OPTIONS (Premiums received $122,536)			(213,975)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) May 31, 2024

	Shares	Value
COMMON STOCKS — 99.9%
Banking — 3.4%
Bank of America Corp.	92,912	$3,715,551
Citigroup, Inc.	25,706	1,601,741
Citizens Financial Group, Inc.	6,293	222,080
Comerica, Inc.	1,775	90,951
Fifth Third Bancorp	9,211	344,676
Huntington Bancshares, Inc.	19,375	269,700
JPMorgan Chase & Co.	39,019	7,906,420
KeyCorp	12,654	181,838
M&T Bank Corp.	2,242	339,887
PNC Financial Services Group, Inc.	5,377	846,286
Regions Financial Corp.	12,551	242,862
Truist Financial Corp.	17,958	677,914
US Bancorp	21,020	852,361
Wells Fargo & Co.	48,605	2,912,411
		20,204,678
Consumer Discretionary Products — 2.2%
Aptiv PLC(a)	3,768	313,724
BorgWarner, Inc.	3,177	113,292
Deckers Outdoor Corp.(a)	346	378,496
DR Horton, Inc.	4,032	595,930
Ford Motor Co.	52,700	639,251
General Motors Co.	15,591	701,439
Hasbro, Inc.	1,722	102,941
Lennar Corp., - Class A	3,335	534,767
Masco Corp.	2,967	207,453
Mohawk Industries, Inc.(a)	693	84,497
Nike, Inc. - Class B	16,443	1,562,907
NVR, Inc.(a)	80	614,458
PulteGroup, Inc.	2,862	335,770
Ralph Lauren Corp.	536	100,168
Tapestry, Inc.	3,094	134,558
Tesla, Inc.(a)(h)	37,419	6,663,576
		13,083,227
Consumer Discretionary Services — 1.5%
Caesars Entertainment, Inc.(a)	2,870	102,057
Carnival Corp.(a)	13,587	204,892
Chipotle Mexican Grill, Inc.(a)	370	1,157,922
Darden Restaurants, Inc.	1,624	244,233
Domino’s Pizza, Inc.	471	239,541
Hilton Worldwide Holdings, Inc.	3,406	683,244
Las Vegas Sands Corp.	4,988	224,610
Live Nation Entertainment, Inc.(a)	1,915	179,512

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Marriott International, Inc. - Class A	3,330	$769,796
McDonald’s Corp.	9,792	2,535,051
MGM Resorts International(a)	3,689	148,187
Norwegian Cruise Line Holdings Ltd.(a)	5,600	92,960
Royal Caribbean Cruises Ltd.(a)	3,188	470,804
Starbucks Corp.	15,298	1,227,206
Wynn Resorts Ltd.	1,296	122,964
Yum! Brands, Inc.	3,790	520,860
		8,923,839
Consumer Staple Products — 4.0%
Altria Group, Inc.	23,879	1,104,404
Brown-Forman Corp. - Class B	2,442	111,990
Campbell Soup Co.	2,662	118,140
Church & Dwight Co., Inc.	3,307	353,882
Clorox Co.	1,675	220,363
Coca-Cola Co.	52,540	3,306,342
Colgate-Palmolive Co.	11,116	1,033,343
Conagra Brands, Inc.	6,421	191,860
Constellation Brands, Inc. - Class A	2,181	545,752
Estee Lauder Cos., Inc. - Class A	3,140	387,350
General Mills, Inc.	7,670	527,313
Hershey Co.	2,027	401,001
Hormel Foods Corp.	3,905	120,977
J M Smucker Co.	1,384	154,510
Kellanova	3,566	215,172
Kenvue, Inc.	25,853	498,963
Keurig Dr Pepper, Inc.	14,069	481,863
Kimberly-Clark Corp.	4,563	608,248
Kraft Heinz Co.	10,745	380,051
Lamb Weston Holdings, Inc.	1,939	171,194
McCormick & Co., Inc.	3,392	244,970
Molson Coors Brewing Co. - Class B	2,509	137,518
Mondelez International, Inc. - Class A	18,189	1,246,492
Monster Beverage Corp.(a)	9,973	517,798
PepsiCo, Inc.	18,561	3,209,197
Philip Morris International, Inc.	20,958	2,124,722
Procter & Gamble Co.	31,773	5,227,929
Tyson Foods, Inc. - Class A	3,858	220,871
		23,862,215
Financial Services — 2.7%
American Express Co.	7,723	1,853,520
Ameriprise Financial, Inc.	1,352	590,297
Bank of New York Mellon Corp.	10,257	611,420
BlackRock, Inc.	1,887	1,456,821
Blackstone, Inc.	9,718	1,171,019

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Capital One Financial Corp.	5,142	$707,693
CBOE Global Markets, Inc.	1,425	246,511
Charles Schwab Corp.	20,093	1,472,415
CME Group, Inc.	4,862	986,889
Discover Financial Services	3,380	414,591
Franklin Resources, Inc.	3,812	89,963
Goldman Sachs Group, Inc.	4,402	2,009,601
Intercontinental Exchange, Inc.	7,727	1,034,645
Invesco, Ltd.	6,091	95,690
Morgan Stanley	16,920	1,655,453
Nasdaq, Inc.	5,133	303,001
Northern Trust Corp.	2,799	235,788
Raymond James Financial, Inc.	2,543	312,153
State Street Corp.	4,077	308,180
Synchrony Financial	5,553	243,221
T. Rowe Price Group, Inc.	3,016	355,375
		16,154,246
Health Care — 12.0%
Abbott Laboratories	23,431	2,394,414
AbbVie, Inc.(h)	23,839	3,843,800
Abiomed, Inc.(a)(b)	495	0
Agilent Technologies, Inc.	3,950	515,120
Align Technology, Inc.(a)	962	247,436
Amgen, Inc.	7,225	2,209,766
Baxter International, Inc.	6,842	233,244
Becton Dickinson & Co.	3,911	907,235
Biogen, Inc.(a)	1,955	439,758
Bio-Rad Laboratories, Inc. - Class A(a)	281	80,608
Bio-Techne Corp.	2,131	164,492
Boston Scientific Corp.(a)	19,771	1,494,094
Bristol-Myers Squibb Co.(h)	27,472	1,128,825
Cardinal Health, Inc.	3,310	328,584
Catalent, Inc.(a)	2,441	131,301
Cencora, Inc.	2,246	508,876
Centene Corp.(a)	7,212	516,307
Charles River Laboratories International, Inc.(a)	689	143,615
Cigna Corp.	3,950	1,361,249
Cooper Cos., Inc.	2,674	252,185
CVS Health Corp.	17,000	1,013,200
Danaher Corp.(h)	8,880	2,280,384
DaVita, Inc.(a)	728	107,103
Dexcom, Inc.(a)	5,216	619,504
Edwards Lifesciences Corp.(a)	8,188	711,455
Elevance Health, Inc.(h)	3,171	1,707,520
Eli Lilly & Co.(h)	10,765	8,830,960

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
GE HealthCare Technologies, Inc.	5,724	$446,472
Gilead Sciences, Inc.	16,822	1,081,150
HCA Healthcare, Inc.	2,674	908,492
Henry Schein, Inc.(a)	1,766	122,454
Hologic, Inc.(a)	3,170	233,883
Humana, Inc.	1,657	593,405
IDEXX Laboratories, Inc.(a)	1,122	557,578
Illumina, Inc.(a)	2,129	222,012
Incyte Corp.(a)	2,514	145,284
Insulet Corp.(a)	943	167,090
Intuitive Surgical, Inc.(a)	4,751	1,910,472
IQVIA Holdings, Inc.(a)	2,473	541,810
Johnson & Johnson	32,486	4,764,722
Labcorp Holdings, Inc.	1,145	223,172
McKesson Corp.	1,775	1,011,022
Medtronic PLC	17,962	1,461,568
Merck & Co., Inc.	34,212	4,294,974
Mettler-Toledo International, Inc.(a)	291	408,590
Moderna, Inc.(a)	4,473	637,626
Molina Healthcare, Inc.(a)	784	246,631
Pfizer, Inc.	76,213	2,184,265
Quest Diagnostics, Inc.	1,505	213,665
Regeneron Pharmaceuticals, Inc.(a)	1,427	1,398,688
ResMed, Inc.	1,983	409,152
Revvity, Inc.	1,666	182,027
Solventum Corp.(a)	1,866	110,728
STERIS PLC	1,334	297,322
Stryker Corp.	4,565	1,557,076
Teleflex, Inc.	636	132,969
Thermo Fisher Scientific, Inc.(h)	5,215	2,962,016
UnitedHealth Group, Inc.	12,483	6,183,704
Universal Health Services, Inc. - Class B	823	156,205
Vertex Pharmaceuticals, Inc.(a)	3,477	1,583,217
Viatris, Inc.	16,225	171,985
Waters Corp.(a)	799	246,811
West Pharmaceutical Services, Inc.	999	331,079
Zimmer Biomet Holdings, Inc.	2,826	325,414
Zoetis, Inc.	6,204	1,051,950
		71,647,715
Industrial Products — 5.7%
3M Co.	7,464	747,445
Allegion PLC	1,186	144,479
AMETEK, Inc.	3,114	528,072
Amphenol Corp. - Class A	8,057	1,066,505
AO Smith Corp.	1,658	138,675

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Axon Enterprise, Inc.(a)	952	$268,150
Boeing Co.(a)	7,747	1,375,945
Carrier Global Corp.	11,326	715,690
Caterpillar, Inc.(h)	6,882	2,329,695
Cummins, Inc.	1,839	518,101
Deere & Co.	3,517	1,318,031
Dover Corp.	1,890	347,420
Eaton Corp. PLC	5,392	1,794,727
Emerson Electric Co.	7,697	863,296
Fortive Corp.	4,750	353,590
GE Vernova, Inc.(a)(h)	3,673	646,081
Generac Holdings, Inc.(a)	829	122,037
General Dynamics Corp.	3,052	914,898
General Electric Co.(h)	14,694	2,426,567
Honeywell International, Inc. (h)	8,900	1,799,491
Howmet Aerospace, Inc.	5,286	447,460
Hubbell, Inc.	723	281,167
Huntington Ingalls Industries, Inc.	536	135,662
IDEX Corp.	1,016	211,978
Illinois Tool Works, Inc.	3,671	891,135
Ingersoll Rand, Inc.	5,468	508,797
Johnson Controls International PLC	9,192	660,997
Keysight Technologies, Inc.(a)	2,358	326,536
L3Harris Technologies, Inc.	2,557	574,890
Lockheed Martin Corp.	2,903	1,365,397
Nordson Corp.	727	170,641
Northrop Grumman Corp.	1,910	860,971
Otis Worldwide Corp.	5,506	546,195
PACCAR, Inc.	7,063	759,272
Parker-Hannifin Corp.	1,733	921,124
Pentair PLC	2,216	180,338
Rockwell Automation, Inc.	1,549	398,914
RTX Corp.	17,922	1,932,171
Snap-on, Inc.	715	195,095
Stanley Black & Decker, Inc.	2,078	181,139
TE Connectivity, Ltd.	4,185	626,494
Textron, Inc.	2,646	231,816
Trane Technologies PLC	3,079	1,008,249
TransDigm Group, Inc.	746	1,002,050
Trimble, Inc.(a)	3,360	187,085
Veralto Corp.	2,963	292,093
Wabtec Corp.	2,422	409,875
Xylem, Inc.	3,230	455,495
		34,181,931

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Industrial Services — 2.1%
American Airlines Group, Inc.(a)	8,825	$101,487
CH Robinson Worldwide, Inc.	1,574	135,946
Cintas Corp.	1,166	790,513
CSX Corp.	26,679	900,416
Delta Air Lines, Inc.	8,690	443,364
Expeditors International of Washington, Inc.	1,962	237,206
Fastenal Co.	7,720	509,366
FedEx Corp.	3,115	791,085
Jacobs Solutions, Inc.	1,703	237,296
JB Hunt Transport Services, Inc.	1,101	176,986
Norfolk Southern Corp.	3,052	686,090
Old Dominion Freight Line, Inc.	2,415	423,229
Quanta Services, Inc.	1,963	541,670
Republic Services, Inc.	2,760	511,124
Robert Half, Inc.	1,429	91,785
Rollins, Inc.	3,789	173,119
Southwest Airlines Co.	8,039	215,767
Union Pacific Corp.(h)	8,231	1,916,341
United Airlines Holdings, Inc.(a)	4,424	234,428
United Parcel Service, Inc. - Class B(h)	9,762	1,356,235
United Rentals, Inc.	907	607,155
Waste Management, Inc.	4,948	1,042,692
WW Grainger, Inc.	596	549,190
		12,672,490
Insurance — 3.8%
Aflac, Inc.	7,108	638,796
Allstate Corp.	3,535	592,183
American International Group, Inc.	9,478	747,056
Aon PLC - Class A	2,703	761,273
Arch Capital Group Ltd.(a)	5,008	513,971
Arthur J Gallagher & Co.	2,908	736,684
Assurant, Inc.	709	122,990
Berkshire Hathaway, Inc. - Class B(a)	24,561	10,178,078
Brown & Brown, Inc.	3,187	285,268
Chubb Ltd.	5,474	1,482,469
Cincinnati Financial Corp.	2,121	249,387
Everest Group Ltd.	583	227,912
Globe Life, Inc.	1,156	95,671
Hartford Financial Services Group, Inc.	4,059	419,904
Loews Corp.	2,471	189,773
Marsh & McLennan Cos., Inc.	6,656	1,381,652
MetLife, Inc.	8,294	600,237
Principal Financial Group, Inc.	2,961	242,920
Progressive Corp.	7,897	1,667,688

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Prudential Financial, Inc.	4,873	$586,466
Travelers Cos., Inc.	3,084	665,219
Willis Towers Watson PLC	1,393	355,619
WR Berkley Corp.	2,751	222,914
		22,964,130
Materials — 2.3%
Air Products & Chemicals, Inc.	3,003	800,900
Albemarle Corp.	1,586	194,428
Amcor PLC	19,513	198,447
Avery Dennison Corp.	1,090	248,073
Ball Corp.	4,240	294,383
Celanese Corp.	1,344	204,342
CF Industries Holdings, Inc.	2,580	205,704
Corteva, Inc.	9,513	532,157
Dow, Inc.	9,472	545,871
DuPont de Nemours, Inc.	5,805	476,939
Eastman Chemical Co.	1,602	162,331
Ecolab, Inc.	3,426	795,517
FMC Corp.	1,698	103,493
Freeport-McMoRan, Inc.	19,369	1,021,328
International Flavors & Fragrances, Inc.	3,450	331,821
International Paper Co.	4,675	210,796
Linde PLC(h)	6,546	2,850,914
LyondellBasell Industries NV - Class A	3,434	341,408
Martin Marietta Materials, Inc.	835	477,687
Mosaic Co.	4,412	136,463
Newmont Goldcorp Corp.	15,579	653,383
Nucor Corp.	3,319	560,413
Packaging Corp. of America	1,209	221,840
PPG Industries, Inc.	3,171	416,701
Sherwin-Williams Co.	3,179	965,780
Steel Dynamics, Inc.	2,053	274,835
Vulcan Materials Co.	1,795	459,107
Westrock Co.	3,430	183,985
		13,869,046
Media — 9.2%
Airbnb, Inc. - Class A(a)	5,869	850,594
Alphabet, Inc. - Class A(a)(h)	79,571	13,725,998
Alphabet, Inc. - Class C(a)(h)	66,617	11,588,693
Booking Holdings, Inc.(h)	471	1,778,661
Charter Communications, Inc. - Class A(a)	1,334	383,018
Comcast Corp. - Class A	53,538	2,143,126
Electronic Arts, Inc.	3,303	438,903
Expedia Group, Inc.(a)	1,787	201,681
Fox Corp. - Class A	3,296	113,481
Fox Corp. - Class B	1,784	56,981

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Interpublic Group of Cos., Inc.	5,182	$162,559
Match Group, Inc.(a)	3,669	112,382
Meta Platforms, Inc. - Class A	29,705	13,867,185
Netflix, Inc.(a)(h)	5,845	3,750,269
News Corp., - Class A	5,153	140,110
News Corp., - Class B	1,562	43,549
Omnicom Group, Inc.	2,672	248,389
Paramount Global - Class B	6,523	77,689
Take-Two Interactive Software, Inc.(a)	2,137	342,689
Uber Technologies, Inc.(a)	27,782	1,793,606
VeriSign, Inc.(a)	1,198	208,835
Walt Disney Co.	24,708	2,567,408
Warner Bros Discovery, Inc.(a)	29,963	246,895
		54,842,701
Oil & Gas — 3.8%
APA Corp.	4,136	126,272
Baker Hughes & GE Co.	13,558	453,922
Chevron Corp.	23,434	3,803,338
ConocoPhillips(h)	15,910	1,853,197
Coterra Energy, Inc.	10,156	289,649
Devon Energy Corp.	8,664	425,229
Diamondback Energy, Inc.	2,418	481,811
EOG Resources, Inc.	7,865	979,586
EQT Corp.	5,553	228,173
Exxon Mobil Corp.	60,940	7,145,824
Halliburton Co.	12,081	443,373
Hess Corp.	3,733	575,255
Kinder Morgan, Inc.	26,103	508,748
Marathon Oil Corp.	7,895	228,639
Marathon Petroleum Corp.	4,969	877,575
Occidental Petroleum Corp.	8,913	557,063
ONEOK, Inc.	7,876	637,956
Phillips 66	5,808	825,375
Schlumberger, Ltd.	19,218	881,914
Targa Resources Corp.	3,010	355,872
Valero Energy Corp.	4,596	722,215
Williams Cos., Inc.	16,438	682,341
		23,083,327
Real Estate — 2.1%
Alexandria Real Estate Equities, Inc.	2,107	250,733
American Tower Corp.	6,293	1,231,792
AvalonBay Communities, Inc.	1,895	365,129
Boston Properties, Inc.	1,902	115,394
Camden Property Trust	1,443	148,124

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
CBRE Group, Inc. - Class A(a)	4,017	$353,777
Crown Castle, Inc.	5,859	600,547
Digital Realty Trust, Inc.	4,360	633,682
Equinix, Inc.	1,265	965,170
Equity Residential	4,622	300,569
Essex Property Trust, Inc.	867	225,238
Extra Space Storage, Inc.	2,854	413,174
Federal Realty Investment Trust	990	99,940
Healthpeak Properties, Inc.	9,554	190,125
Host Hotels & Resorts, Inc.	9,524	170,861
Invitation Homes, Inc.	7,778	270,597
Iron Mountain, Inc.	3,941	317,999
Kimco Realty Corp.	8,998	174,201
Mid-America Apartment Communities, Inc.	1,566	209,390
Prologis, Inc.	12,472	1,378,031
Public Storage	2,138	585,449
Realty Income Corp.	11,213	594,962
Regency Centers Corp.	2,223	136,492
SBA Communications Corp.	1,455	286,169
Simon Property Group, Inc.	4,404	666,369
UDR, Inc.	4,099	158,303
Ventas, Inc.	5,424	272,610
VICI Properties, Inc.	13,966	400,964
Welltower, Inc.	7,476	775,037
Weyerhaeuser Co.	9,865	296,246
		12,587,074
Renewable Energy — 0.1%
Enphase Energy, Inc.(a)	1,842	235,592
First Solar, Inc.(a)	1,445	392,693
		628,285
Retail & Wholesale - Discretionary — 5.9%
Amazon.com, Inc.(a)(h)	123,430	21,777,989
AutoZone, Inc.(a)	234	648,166
Bath & Body Works, Inc.	3,076	159,767
Best Buy Co., Inc.	2,618	222,059
Builders FirstSource, Inc.(a)	1,665	267,715
CarMax, Inc.(a)	2,140	150,356
Copart, Inc.(a)	11,757	623,826
eBay, Inc.	7,006	379,865
Etsy, Inc.(a)	1,616	102,568
Genuine Parts Co.	1,894	273,001
Home Depot, Inc.	13,444	4,501,992
LKQ Corp.	3,619	155,726
Lowe’s Cos., Inc.(h)	7,764	1,718,096

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Lululemon Athletica, Inc.(a)	1,554	$484,833
O’Reilly Automotive, Inc.(a)	798	768,682
Pool Corp.	522	189,773
Ross Stores, Inc.	4,561	637,445
TJX Cos., Inc.	15,389	1,586,606
Tractor Supply Co.	1,459	416,238
Ulta Beauty, Inc.(a)	661	261,155
		35,325,858
Retail & Wholesale - Staples — 2.0%
Archer-Daniels-Midland Co.	7,200	449,568
Bunge Global SA	1,961	210,984
Costco Wholesale Corp.(h)	5,994	4,854,481
Dollar General Corp.	2,963	405,664
Dollar Tree, Inc.(a)	2,818	332,383
Kroger Co.	8,830	462,427
Sysco Corp.	6,723	489,569
Target Corp.	6,230	972,877
Walgreens Boots Alliance, Inc.	9,711	157,512
Walmart, Inc.	57,776	3,799,350
		12,134,815
Software & Tech Services — 14.8%
Accenture PLC - Class A (h)	8,470	2,390,996
Adobe, Inc.(a)	6,106	2,715,705
Akamai Technologies, Inc.(a)	2,036	187,801
ANSYS, Inc.(a)	1,172	372,051
Autodesk, Inc.(a)	2,885	581,616
Automatic Data Processing, Inc.	5,552	1,359,796
Broadridge Financial Solutions, Inc.	1,589	319,024
Cadence Design Systems, Inc.(a)	3,672	1,051,330
CDW Corp.	1,810	404,752
Dayforce, Inc.(a)(c)	2,069	102,333
Cognizant Technology Solutions Corp. - Class A	6,768	447,703
Corpay, Inc.(a)	974	260,711
CoStar Group, Inc.(a)	5,505	430,326
EPAM Systems, Inc.(a)	773	137,540
Equifax, Inc.	1,657	383,413
FactSet Research Systems, Inc.	513	207,385
Fair Isaac Corp.(a)	334	430,837
Fidelity National Information Services, Inc.	8,002	607,192
Fiserv, Inc.(a)	8,102	1,213,356
Fortinet, Inc.(a)	8,604	510,389
Gartner, Inc.(a)	1,052	441,493
Gen Digital, Inc.	7,612	189,006
Global Payments, Inc.	3,517	358,206

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
International Business Machines Corp.	12,361	$2,062,433
Intuit, Inc.(h)	3,784	2,181,249
Jack Henry & Associates, Inc.	985	162,210
Leidos Holdings, Inc.	1,841	270,719
MarketAxess Holdings, Inc.	507	100,857
MasterCard, Inc. - Class A	11,148	4,983,936
Microsoft Corp.(h)	100,327	41,648,748
Moody’s Corp.	2,124	843,207
MSCI, Inc.	1,068	528,852
Oracle Corp.	21,538	2,524,038
Palo Alto Networks, Inc.(a)	4,259	1,256,022
Paychex, Inc.	4,342	521,735
Paycom Software, Inc.	658	95,621
PayPal Holdings, Inc.(a)	14,471	911,528
PTC, Inc.(a)	1,608	283,394
Roper Technologies, Inc.	1,435	764,511
S&P Global, Inc.	4,340	1,855,393
Salesforce, Inc.	13,078	3,066,006
ServiceNow, Inc.(a)	2,768	1,818,382
Synopsys, Inc.(a)	2,053	1,151,322
Tyler Technologies, Inc.(a)	564	270,923
Verisk Analytics, Inc.	1,959	495,196
Visa, Inc. - Class A	21,361	5,820,018
		88,719,261
Tech Hardware & Semiconductors — 18.9%
Advanced Micro Devices, Inc.(a)(h)	21,809	3,639,922
Analog Devices, Inc.	6,695	1,569,911
Apple, Inc.(h)	196,012	37,683,307
Applied Materials, Inc.(h)	11,240	2,417,499
Arista Networks, Inc.(a)	3,393	1,009,926
Broadcom, Inc. (d)	5,941	7,892,916
Cisco Systems, Inc.	54,886	2,552,199
Corning, Inc.	10,326	384,747
F5, Inc.(a)	801	135,345
Garmin, Ltd.	2,069	339,006
Hewlett Packard Enterprise Co.	17,326	305,804
HP, Inc.	11,720	427,780
Intel Corp.	57,098	1,761,473
Jabil, Inc.	1,727	205,340
Juniper Networks, Inc.	4,305	153,559
KLA Corp.	1,826	1,386,902
Lam Research Corp.	1,771	1,651,351
Microchip Technology, Inc.	7,301	709,876
Micron Technology, Inc.	14,912	1,864,000
Monolithic Power Systems, Inc.	646	475,217

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Motorola Solutions, Inc.	2,240	$817,398
NetApp, Inc.	2,803	337,565
NVIDIA Corp.	33,345	36,557,124
NXP Semiconductors NV	3,479	946,636
ON Semiconductor Corp.(a)	5,795	423,267
Qorvo, Inc.(a)	1,317	129,580
QUALCOMM, Inc.(h)	15,021	3,065,035
Seagate Technology Holdings PLC	2,609	243,263
Skyworks Solutions, Inc.	2,154	199,590
Super Micro Computer, Inc.(a)	680	533,467
Teledyne Technologies, Inc.(a)	635	252,063
Teradyne, Inc.	2,063	290,759
Texas Instruments, Inc.(h)	12,257	2,390,238
Western Digital Corp.(a)	4,329	325,930
Zebra Technologies Corp. - Class A(a)	693	216,452
		113,294,447
Telecommunications — 0.9%
AT&T, Inc.	96,493	1,758,103
T-Mobile US, Inc.	7,054	1,234,168
Verizon Communications, Inc.	56,769	2,336,044
		5,328,315
Utilities — 2.5%
AES Corp.	9,054	195,476
Alliant Energy Corp.	3,404	175,272
Ameren Corp.	3,502	256,942
American Electric Power Co., Inc.	7,099	640,685
American Water Works Co., Inc.	2,617	342,225
Atmos Energy Corp.	2,008	232,767
CenterPoint Energy, Inc.	8,535	260,403
CMS Energy Corp.	3,949	248,511
Consolidated Edison, Inc.	4,666	441,170
Constellation Energy Corp.	4,308	935,913
Dominion Energy, Inc.	11,299	609,242
DTE Energy Co.	2,786	324,653
Duke Energy Corp.	10,405	1,077,646
Edison International	5,170	397,314
Entergy Corp.	2,857	321,384
Evergy, Inc.	3,111	170,047
Eversource Energy	4,721	279,625
Exelon Corp.	13,440	504,672
FirstEnergy Corp.	6,981	281,055
NextEra Energy, Inc.	27,695	2,216,154
NiSource, Inc.	5,464	158,784
NRG Energy, Inc.	3,047	246,807

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
PG&E Corp.	28,821	$534,341
Pinnacle West Capital Corp.	1,516	119,552
PPL Corp.	9,924	291,071
Public Service Enterprise Group, Inc.	6,727	509,637
Sempra	8,500	654,755
Southern Co.	14,725	1,180,061
Vistra Corp.	4,534	449,229
WEC Energy Group, Inc.	4,262	345,350
Xcel Energy, Inc.	7,410	410,884
		14,811,627
TOTAL COMMON STOCKS (Cost $445,137,889)		598,319,227

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.8%(d)(e)
Put Options — 0.8%
S&P 500 Index(i)
Expiration: 06/21/2024; Exercise Price: $5,150.00	$195,267,870	370	584,600
Expiration: 07/19/2024; Exercise Price: $4,975.00	203,184,135	385	627,550
Expiration: 08/16/2024; Exercise Price: $5,300.00	200,545,380	380	3,532,100
Total Put Options			4,744,250
TOTAL PURCHASED OPTIONS (Cost $11,875,649)			4,744,250

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
Investments Purchased with Proceeds from Securities Lending — 0.0%(f)
First American Government Obligations Fund - Class X, 5.17%(g)	105,472	$105,472

Money Market Funds — 0.5%
First American Treasury Obligations Fund - Class X, 5.22%(g)	2,808,197	2,808,197
TOTAL SHORT-TERM INVESTMENTS (Cost $2,913,669)		2,913,669

TOTAL INVESTMENTS — 101.2% (Cost $459,927,207)		605,977,146
Liabilities in Excess of Other Assets — (1.2)%		(7,113,422)
TOTAL NET ASSETS — 100.0%		$598,863,724

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.

(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2024.

(c)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $101,294 which represented 0.0% of net assets.

(d)	Exchange-traded.

(e)	100 shares per contract.

(f)	Represents less than 0.05% of net assets.

(g)	The rate shown represents the 7-day effective yield as of May 31, 2024.

(h)

All or portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written option is $107,011,063, which is 17.87% of total net assets.

(i)	Held in connection with a written option, see Schedule of Written Options for more details.

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Written Options (Unaudited) May 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (1.3)% (a)(b)
Call Options — (1.1)%
S&P 500 Index
Expiration: 06/21/2024; Exercise Price: $5,400.00	$(195,267,870)	(370)	$(477,300)
Expiration: 07/19/2024; Exercise Price: $5,250.00	(203,184,135)	(385)	(4,829,825)
Expiration: 08/16/2024; Exercise Price: $5,525.00	(200,545,380)	(380)	(1,155,200)
Total Call Options			(6,462,325)

Put Options — (0.2)%
S&P 500 Index
Expiration: 06/21/2024; Exercise Price: $4,850.00	(195,267,870)	(370)	(98,050)
Expiration: 07/19/2024; Exercise Price: $4,625.00	(203,184,135)	(385)	(219,450)
Expiration: 08/16/2024; Exercise Price: $5,000.00	(200,545,380)	(380)	(1,198,900)
Total Put Options			(1,516,400)
TOTAL WRITTEN OPTIONS (Premiums received $11,344,812)			(7,978,725)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) May 31, 2024

	Shares	Value
COMMON STOCKS — 99.0%
Banking — 4.9%
Bank of America Corp.	266,026	$10,638,380
Fifth Third Bancorp	13,638	510,334
M&T Bank Corp.	3,502	530,903
PNC Financial Services Group, Inc.	9,246	1,455,228
Wells Fargo & Co.	117,450	7,037,604
		20,172,449
Consumer Discretionary Products — 1.6%
Aptiv PLC(a)	5,753	478,995
General Motors Co.	40,600	1,826,594
Lennar Corp., - Class A	9,917	1,590,191
NVR, Inc.(a)	110	844,880
PulteGroup, Inc.	9,822	1,152,317
Ralph Lauren Corp.	4,268	797,604
		6,690,581
Consumer Discretionary Services — 1.1%
Chipotle Mexican Grill, Inc.(a)	688	2,153,110
Domino’s Pizza, Inc.	1,625	826,443
McDonald’s Corp.	6,569	1,700,648
		4,680,201
Consumer Staple Products — 5.9%
Altria Group, Inc.	64,250	2,971,563
Church & Dwight Co., Inc.	8,274	885,401
Colgate-Palmolive Co.	31,414	2,920,245
Conagra Brands, Inc.	22,323	667,011
General Mills, Inc.	19,575	1,345,781
Kraft Heinz Co.	21,367	755,751
McCormick & Co., Inc.	11,077	799,981
Philip Morris International, Inc.	35,780	3,627,376
Procter & Gamble Co.	63,356	10,424,596
		24,397,705
Financial Services — 2.9%
American Express Co.	26,224	6,293,760
Ameriprise Financial, Inc.	3,201	1,397,589
Capital One Financial Corp.	11,568	1,592,104
CBOE Global Markets, Inc.	2,175	376,253
Intercontinental Exchange, Inc.	13,246	1,773,639
Synchrony Financial	10,476	458,849
		11,892,194
Health Care — 6.9%
AbbVie, Inc.	16,547	2,668,038
Agilent Technologies, Inc.	3,684	480,431

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Boston Scientific Corp.(a)	21,343	$1,612,891
Cardinal Health, Inc.	8,051	799,223
Cencora, Inc.	8,720	1,975,690
Centene Corp.(a)	11,188	800,949
Charles River Laboratories International, Inc.(a)	1,689	352,055
Cigna Corp.	9,412	3,243,563
DaVita, Inc.(a)	5,852	860,946
Elevance Health, Inc.	5,776	3,110,261
Gilead Sciences, Inc.	13,391	860,640
HCA Healthcare, Inc.	9,987	3,393,083
Incyte Corp.(a)	9,573	553,224
IQVIA Holdings, Inc.(a)	2,090	457,898
Johnson & Johnson	15,330	2,248,451
Molina Healthcare, Inc.(a)	1,958	615,948
Quest Diagnostics, Inc.	4,419	627,365
Regeneron Pharmaceuticals, Inc.(a)	1,954	1,915,233
Universal Health Services, Inc. - Class B	4,000	759,200
Vertex Pharmaceuticals, Inc.(a)	1,657	754,498
Viatris, Inc.	44,422	470,873
		28,560,460
Industrial Products — 5.5%
Amphenol Corp. - Class A	27,517	3,642,425
AO Smith Corp.	6,555	548,260
Caterpillar, Inc.	17,956	6,078,465
Cummins, Inc.	6,268	1,765,884
Dover Corp.	5,905	1,085,457
Ingersoll Rand, Inc.	9,794	911,332
PACCAR, Inc.	20,643	2,219,122
Parker-Hannifin Corp.	4,315	2,293,509
Snap-on, Inc.	2,166	591,015
TE Connectivity, Ltd.	15,363	2,299,841
Wabtec Corp.	8,256	1,397,163
		22,832,473
Industrial Services — 3.5%
Cintas Corp.	2,885	1,955,943
CSX Corp.	30,592	1,032,480
Delta Air Lines, Inc.	29,209	1,490,243
FedEx Corp.	5,230	1,328,211
Jacobs Solutions, Inc.	4,468	622,571
Quanta Services, Inc.	4,461	1,230,968
Republic Services, Inc.	12,162	2,252,281
United Airlines Holdings, Inc.(a)	17,505	927,590
United Rentals, Inc.	2,867	1,919,199

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
WW Grainger, Inc.	1,684	$1,551,739
		14,311,225
Insurance — 7.8%
Arch Capital Group Ltd.(a)	11,478	1,177,987
Berkshire Hathaway, Inc. - Class B(a)(c)	49,936	20,693,478
Chubb Ltd.	14,295	3,871,372
Cincinnati Financial Corp.	3,749	440,808
Hartford Financial Services Group, Inc.	9,293	961,361
Loews Corp.	5,144	395,059
Progressive Corp.	21,741	4,591,264
		32,131,329
Materials — 1.9%
Avery Dennison Corp.	3,389	771,302
CF Industries Holdings, Inc.	5,892	469,769
Eastman Chemical Co.	5,169	523,775
Ecolab, Inc.	10,726	2,490,577
Martin Marietta Materials, Inc.	2,473	1,414,754
Nucor Corp.	4,196	708,495
Packaging Corp. of America	4,478	821,668
Steel Dynamics, Inc.	5,715	765,067
		7,965,407
Media — 12.0%
Airbnb, Inc. - Class A(a)	4,961	718,998
Alphabet, Inc. - Class A(a)	117,918	20,340,855
Booking Holdings, Inc.	568	2,144,967
Comcast Corp. - Class A	102,832	4,116,365
Expedia Group, Inc.(a)	5,626	634,950
Fox Corp. - Class A	13,588	467,835
Meta Platforms, Inc. - Class A	42,957	20,053,616
News Corp., - Class A	17,992	489,202
Omnicom Group, Inc.	6,811	633,151
		49,599,939
Oil & Gas — 6.3%
ConocoPhillips	27,654	3,221,138
Devon Energy Corp.	20,425	1,002,459
Diamondback Energy, Inc.	7,267	1,448,022
EOG Resources, Inc.	14,365	1,789,161
Exxon Mobil Corp.	127,681	14,971,874
Marathon Petroleum Corp.	10,606	1,873,126
Valero Energy Corp.	11,457	1,800,353
		26,106,133
Real Estate — 1.5%
Alexandria Real Estate Equities, Inc.	3,350	398,650

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
AvalonBay Communities, Inc.	3,686	$710,219
Camden Property Trust	4,172	428,256
Equity Residential	11,412	742,122
Extra Space Storage, Inc.	3,897	564,169
Host Hotels & Resorts, Inc.	21,329	382,642
Mid-America Apartment Communities, Inc.	3,235	432,552
Realty Income Corp.	12,404	658,156
Simon Property Group, Inc.	6,953	1,052,058
VICI Properties, Inc.	13,623	391,116
Welltower, Inc.	5,753	596,414
		6,356,354
Retail & Wholesale - Discretionary — 2.8%
Bath & Body Works, Inc.	14,344	745,027
Builders FirstSource, Inc.(a)	5,730	921,327
eBay, Inc.	21,618	1,172,128
Home Depot, Inc.	13,819	4,627,569
Ross Stores, Inc.	6,073	848,762
TJX Cos., Inc.	29,126	3,002,891
Ulta Beauty, Inc.(a)	1,111	438,945
		11,756,649
Retail & Wholesale - Staples — 4.7%
Bunge Global SA	6,551	704,822
Kroger Co.	34,713	1,817,920
Sysco Corp.	10,047	731,622
Target Corp.	14,002	2,186,552
Walmart, Inc.	209,651	13,786,650
		19,227,566
Software & Tech Services — 10.8%
Broadridge Financial Solutions, Inc.	3,788	760,517
Corpay, Inc.(a)	1,318	352,789
CoStar Group, Inc.(a)	4,347	339,805
Fair Isaac Corp.(a)	1,786	2,303,815
Fiserv, Inc.(a)	7,360	1,102,233
Gen Digital, Inc.	104,914	2,605,015
International Business Machines Corp.	33,836	5,645,536
Leidos Holdings, Inc.	7,263	1,068,024
Microsoft Corp.	42,879	17,800,359
Roper Technologies, Inc.	3,934	2,095,878
Salesforce, Inc.	8,918	2,090,736
Visa, Inc. - Class A	31,756	8,652,240
		44,816,947
Tech Hardware & Semiconductors — 15.3%
Applied Materials, Inc.	27,229	5,856,413
Cisco Systems, Inc.	117,411	5,459,612

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
F5, Inc.(a)	11,858	$2,003,646
Garmin, Ltd.	8,946	1,465,802
Lam Research Corp.	2,758	2,571,670
Microchip Technology, Inc.	21,558	2,096,084
Motorola Solutions, Inc.	8,685	3,169,243
NetApp, Inc.	23,522	2,832,754
NVIDIA Corp.	22,113	24,243,145
NXP Semiconductors NV	10,426	2,836,915
QUALCOMM, Inc.	43,532	8,882,705
Skyworks Solutions, Inc.	21,095	1,954,663
		63,372,652
Telecommunications — 2.0%
T-Mobile US, Inc.	46,299	8,100,473

Utilities — 1.6%
American Electric Power Co., Inc.	10,810	975,602
Atmos Energy Corp.	5,691	659,701
DTE Energy Co.	4,271	497,700
Duke Energy Corp.	11,450	1,185,876
Entergy Corp.	5,478	616,220
FirstEnergy Corp.	19,429	782,212
Pinnacle West Capital Corp.	5,792	456,757
PPL Corp.	15,597	457,460
Southern Co.	14,162	1,134,943
		6,766,471
TOTAL COMMON STOCKS (Cost $379,693,251)		409,737,208

SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
First American Treasury Obligations Fund - Class X, 5.22%(b)	3,059,121	3,059,121
TOTAL SHORT-TERM INVESTMENTS (Cost $3,059,121)		3,059,121

TOTAL INVESTMENTS — 99.7% (Cost $382,752,372)		412,796,329
Other Assets in Excess of Liabilities — 0.3%		1,389,450
TOTAL NET ASSETS — 100.0%		$414,185,779

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.

(c)	All or portion of the security is segregated as collateral at the broker on May 31, 2024. The value of the securities segregated as collateral is $2,486,400, which is 0.60% of total net assets.

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) May 31, 2024

	Shares	Value
COMMON STOCKS — 99.7%
Banking — 1.0%
Citizens Financial Group, Inc.	6,852	$241,807
Huntington Bancshares, Inc.	21,267	296,037
PNC Financial Services Group, Inc.	5,849	920,574
Regions Financial Corp.	13,662	264,360
Truist Financial Corp.	19,592	739,598
US Bancorp	22,871	927,419
		3,389,795
Consumer Discretionary Products — 3.3%
Aptiv PLC(a)	4,158	346,195
BorgWarner, Inc.	3,458	123,312
Deckers Outdoor Corp.(a)	375	410,220
Fortune Brands Innovations, Inc.	1,850	129,611
Hasbro, Inc.	1,934	115,615
Lear Corp.	852	106,798
Masco Corp.	3,297	230,526
Nike, Inc. - Class B	17,907	1,702,061
NVR, Inc.(a)	40	307,229
PulteGroup, Inc.	3,171	372,022
Rivian Automotive, Inc. - Class A(a)	9,787	106,874
Tesla, Inc.(a)	41,951	7,470,634
		11,421,097
Consumer Discretionary Services — 1.2%
Hilton Worldwide Holdings, Inc.	3,763	754,858
McDonald’s Corp.	10,658	2,759,250
Vail Resorts, Inc.	553	104,362
Yum! Brands, Inc.	4,113	565,249
		4,183,719
Consumer Staple Products — 5.1%
Campbell Soup Co.	2,844	126,217
Church & Dwight Co., Inc.	3,617	387,055
Clorox Co.	1,818	239,176
Coca-Cola Co.	60,312	3,795,434
Colgate-Palmolive Co.	11,493	1,068,389
Conagra Brands, Inc.	7,018	209,698
Darling Ingredients, Inc.(a)	2,342	94,617
General Mills, Inc.	8,346	573,787
Hormel Foods Corp.	4,414	136,746
J M Smucker Co.	1,556	173,712
Kellanova	4,029	243,110
Keurig Dr Pepper, Inc.	16,018	548,616
Kimberly-Clark Corp.	4,966	661,968
Lamb Weston Holdings, Inc.	2,115	186,733
McCormick & Co., Inc.	3,691	266,564

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
PepsiCo, Inc.	20,184	$3,489,814
Procter & Gamble Co.	34,625	5,697,198
		17,898,834
Financial Services — 3.7%
Ally Financial, Inc.	3,979	155,062
American Express Co.	8,568	2,056,320
Ameriprise Financial, Inc.	1,483	647,493
Annaly Capital Management, Inc.	7,347	144,736
Bank of New York Mellon Corp.	11,157	665,069
BlackRock, Inc.	2,183	1,685,341
CBOE Global Markets, Inc.	1,549	267,961
Charles Schwab Corp.	22,099	1,619,415
Discover Financial Services	3,672	450,407
Franklin Resources, Inc.	4,361	102,920
Intercontinental Exchange, Inc.	8,398	1,124,492
LPL Financial Holdings, Inc.	1,108	317,121
Morgan Stanley	18,079	1,768,849
Nasdaq, Inc.	5,081	299,931
Northern Trust Corp.	3,038	255,921
Raymond James Financial, Inc.	2,927	359,289
State Street Corp.	4,528	342,272
Synchrony Financial	6,076	266,129
T. Rowe Price Group, Inc.	3,276	386,011
		12,914,739
Health Care — 11.9%
ABIOMED INC(a)(b)	239	0
Agilent Technologies, Inc.	4,305	561,415
Align Technology, Inc.(a)	1,067	274,443
Amgen, Inc.	7,864	2,405,204
Avantor, Inc.(a)	9,933	239,187
Biogen, Inc.(a)	2,126	478,223
Bio-Techne Corp.	2,329	179,776
Bristol-Myers Squibb Co.	29,871	1,227,399
Cencora, Inc.	2,501	566,652
Cigna Corp.	4,297	1,480,832
Cooper Cos., Inc.	2,910	274,442
Danaher Corp.	10,319	2,649,919
DaVita, Inc.(a)	801	117,843
Dexcom, Inc.(a)	5,670	673,426
Edwards Lifesciences Corp.(a)	8,912	774,364
Elevance Health, Inc.	3,451	1,858,295
Eli Lilly & Co.	11,861	9,730,053
Gilead Sciences, Inc.	18,274	1,174,470
HCA Healthcare, Inc.	2,945	1,000,564

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Hologic, Inc.(a)	3,526	$260,148
Humana, Inc.	1,808	647,481
IDEXX Laboratories, Inc.(a)	1,218	605,285
Illumina, Inc.(a)	2,336	243,598
Insulet Corp.(a)	1,026	181,797
Jazz Pharmaceuticals PLC(a)	876	92,199
Johnson & Johnson	35,366	5,187,131
Labcorp Holdings, Inc.	1,244	242,468
Merck & Co., Inc.	37,223	4,672,975
Mettler-Toledo International, Inc.(a)	316	443,692
Molina Healthcare, Inc.(a)	859	270,224
Quest Diagnostics, Inc.	1,647	233,825
Repligen Corp.(a)	776	115,694
STERIS PLC	1,452	323,622
Teleflex, Inc.	688	143,840
Waters Corp.(a)	866	267,507
West Pharmaceutical Services, Inc.	1,083	358,917
Zimmer Biomet Holdings, Inc.	3,068	353,280
Zoetis, Inc.	6,737	1,142,326
		41,452,516
Industrial Products — 4.4%
3M Co.	8,104	811,535
Allegion PLC	1,287	156,782
Axon Enterprise, Inc.(a)	1,042	293,500
Carrier Global Corp.	11,870	750,065
Caterpillar, Inc.	7,476	2,530,776
Cummins, Inc.	2,079	585,717
Dover Corp.	2,052	377,199
Eaton Corp. PLC	5,866	1,952,498
Emerson Electric Co.	8,371	938,891
Fortive Corp.	5,160	384,110
Graco, Inc.	2,477	200,018
IDEX Corp.	1,105	230,547
Illinois Tool Works, Inc.	4,417	1,072,227
Ingersoll Rand, Inc.	5,939	552,624
Johnson Controls International PLC	9,997	718,884
Keysight Technologies, Inc.(a)	2,570	355,894
Lennox International, Inc.	468	235,217
Otis Worldwide Corp.	6,013	596,490
Pentair PLC	2,427	197,509
Rockwell Automation, Inc.	1,682	433,165
Toro Co.	1,523	122,129
Trane Technologies PLC	3,338	1,093,061
Trimble, Inc.(a)	3,651	203,288

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Xylem, Inc.	3,537	$498,788
		15,290,914
Industrial Services — 3.5%
AECOM	1,994	174,156
CH Robinson Worldwide, Inc.	1,709	147,606
Cintas Corp.	1,338	907,124
CSX Corp.	29,044	980,235
Delta Air Lines, Inc.	2,365	120,662
Expeditors International of Washington, Inc.	2,132	257,759
Fastenal Co.	8,407	554,694
Ferguson PLC	2,988	614,751
JB Hunt Transport Services, Inc.	1,210	194,508
Knight-Swift Transportation Holdings, Inc.	2,367	114,208
Norfolk Southern Corp.	3,324	747,235
Old Dominion Freight Line, Inc.	2,884	505,421
Quanta Services, Inc.	2,132	588,304
Robert Half, Inc.	1,552	99,685
Union Pacific Corp.	8,951	2,083,972
United Parcel Service, Inc. - Class B	10,622	1,475,714
United Rentals, Inc.	992	664,055
Waste Management, Inc.	5,917	1,246,889
WW Grainger, Inc.	653	601,713
		12,078,691
Insurance — 2.3%
Aflac, Inc.	8,146	732,081
Allstate Corp.	3,844	643,947
Arch Capital Group Ltd.(a)	5,480	562,412
Assurant, Inc.	769	133,399
Equitable Holdings, Inc.	4,971	206,247
Hartford Financial Services Group, Inc.	4,415	456,732
Marsh & McLennan Cos., Inc.	7,238	1,502,464
Principal Financial Group, Inc.	3,498	286,976
Progressive Corp.	8,596	1,815,303
Prudential Financial, Inc.	5,301	637,975
Travelers Cos., Inc.	3,352	723,026
Willis Towers Watson PLC	1,514	386,509
		8,087,071
Materials — 2.8%
Amcor PLC	21,243	216,041
Avery Dennison Corp.	1,181	268,784
Ball Corp.	4,627	321,253
Ecolab, Inc.	3,771	875,626
International Flavors & Fragrances, Inc.	3,747	360,387
International Paper Co.	4,829	217,740

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Linde PLC	7,122	$3,101,773
LyondellBasell Industries NV - Class A	3,810	378,790
Martin Marietta Materials, Inc.	906	518,305
Newmont Goldcorp Corp.	16,944	710,631
Nucor Corp.	3,604	608,535
Owens Corning	1,302	235,753
PPG Industries, Inc.	3,461	454,810
Sherwin-Williams Co.	3,566	1,083,351
Steel Dynamics, Inc.	2,254	301,743
Westrock Co.	3,766	202,008
		9,855,530
Media — 10.6%
Alphabet, Inc. - Class A(a)	86,888	14,988,180
Alphabet, Inc. - Class C(a)	75,640	13,158,334
Booking Holdings, Inc.	508	1,918,386
Comcast Corp. - Class A	58,991	2,361,410
Electronic Arts, Inc.	3,753	498,698
Fox Corp. - Class A	3,625	124,809
Fox Corp. - Class B	2,072	66,180
Interpublic Group of Cos., Inc.	5,625	176,456
Liberty Global Ltd. - Class C(a)	2,706	46,191
Omnicom Group, Inc.	2,904	269,956
Sirius XM Holdings, Inc.	11,266	31,770
Snap, Inc. - Class A(a)	15,382	231,038
Take-Two Interactive Software, Inc.(a)	2,494	399,938
Walt Disney Co.	26,957	2,801,102
		37,072,448
Oil & Gas — 2.2%
Baker Hughes & GE Co.	14,796	495,370
Cheniere Energy, Inc.	3,498	551,949
Halliburton Co.	13,152	482,678
HF Sinclair Corp.	2,346	129,570
Kinder Morgan, Inc.	29,414	573,279
Marathon Petroleum Corp.	5,582	985,837
ONEOK, Inc.	8,559	693,279
Phillips 66	6,464	918,599
Schlumberger, Ltd.	20,992	963,323
Targa Resources Corp.	3,108	367,459
Valero Energy Corp.	5,003	786,171
Williams Cos., Inc.	17,868	741,701
		7,689,215
Real Estate — 2.2%
American Tower Corp.	6,849	1,340,623
Boston Properties, Inc.	2,187	132,685

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
CBRE Group, Inc. - Class A(a)	4,479	$394,466
Crown Castle, Inc.	6,370	652,925
Digital Realty Trust, Inc.	4,451	646,908
Equinix, Inc.	1,378	1,051,387
Healthpeak Properties, Inc.	10,389	206,741
Iron Mountain, Inc.	4,289	346,079
Prologis, Inc.	13,565	1,498,797
SBA Communications Corp.	1,583	311,345
Welltower, Inc.	8,127	842,526
Weyerhaeuser Co.	10,730	322,222
		7,746,704
Retail & Wholesale - Discretionary — 3.9%
AutoZone, Inc.(a)	251	695,255
Best Buy Co., Inc.	2,841	240,974
Builders FirstSource, Inc.(a)	1,809	290,869
Burlington Stores, Inc.(a)	947	227,327
CarMax, Inc.(a)	2,316	162,722
eBay, Inc.	7,626	413,482
Genuine Parts Co.	2,059	296,784
Home Depot, Inc.	14,619	4,895,465
LKQ Corp.	3,931	169,151
Lowe’s Cos., Inc.	8,442	1,868,130
Lululemon Athletica, Inc.(a)	1,686	526,015
MercadoLibre, Inc.(a)	666	1,149,236
Pool Corp.	565	205,406
TJX Cos., Inc.	16,742	1,726,100
Tractor Supply Co.	1,585	452,185
Ulta Beauty, Inc.(a)	710	280,514
		13,599,615
Retail & Wholesale - Staples — 0.5%
Bunge Global SA	2,132	229,382
Kroger Co.	10,049	526,266
Target Corp.	6,778	1,058,452
		1,814,100
Software & Tech Services — 24.3%
Accenture PLC - Class A	9,210	2,599,891
Adobe, Inc.(a)	6,629	2,948,314
Akamai Technologies, Inc.(a)	2,209	203,758
ANSYS, Inc.(a)	1,268	402,527
Autodesk, Inc.(a)	3,140	633,024
Automatic Data Processing, Inc.	6,037	1,478,582
Broadridge Financial Solutions, Inc.	1,727	346,730
Cadence Design Systems, Inc.(a)	3,989	1,142,091
Dayforce, Inc.(a)	2,174	107,526

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
DocuSign, Inc.(a)	2,997	$164,056
FactSet Research Systems, Inc.	555	224,364
Fair Isaac Corp.(a)	361	465,665
Fidelity National Information Services, Inc.	8,704	660,459
Fiserv, Inc.(a)	8,813	1,319,835
Gartner, Inc.(a)	1,143	479,683
Gen Digital, Inc.	8,465	210,186
HubSpot, Inc.(a)	697	425,902
International Business Machines Corp.	13,420	2,239,127
Intuit, Inc.	4,111	2,369,745
MarketAxess Holdings, Inc.	552	109,809
MasterCard, Inc. - Class A	12,311	5,503,879
Microsoft Corp.	103,714	43,054,793
Moody’s Corp.	2,421	961,113
Paychex, Inc.	4,761	572,082
Paylocity Holding Corp.(a)	656	93,263
PTC, Inc.(a)	1,753	308,949
S&P Global, Inc.	4,759	2,034,520
Salesforce, Inc.	14,209	3,331,158
ServiceNow, Inc.(a)	3,010	1,977,359
Synopsys, Inc.(a)	2,230	1,250,584
TransUnion	2,841	204,325
Twilio, Inc. - Class A(a)	2,521	144,705
Visa, Inc. - Class A	23,249	6,334,422
Workday, Inc. - Class A(a)	3,065	648,094
Zscaler, Inc.(a)	1,302	221,288
		85,171,808
Tech Hardware & Semiconductors — 15.0%
Applied Materials, Inc.	12,196	2,623,116
Hewlett Packard Enterprise Co.	19,091	336,956
HP, Inc.	13,820	504,430
Intel Corp.	61,848	1,908,011
Lam Research Corp.	1,931	1,800,542
Marvell Technology, Inc.	12,702	874,025
NetApp, Inc.	3,026	364,421
NVIDIA Corp.	36,250	39,741,963
NXP Semiconductors NV	3,783	1,029,354
Seagate Technology Holdings PLC	2,917	271,981
Texas Instruments, Inc.	13,331	2,599,678
Western Digital Corp.(a)	4,760	358,380
		52,412,857
Telecommunications — 0.7%
Verizon Communications, Inc.	61,756	2,541,259

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Utilities — 1.1%
American Water Works Co., Inc.	2,862	$374,264
Atmos Energy Corp.	2,213	256,531
CMS Energy Corp.	4,285	269,655
Consolidated Edison, Inc.	5,070	479,369
Edison International	5,637	433,203
Essential Utilities, Inc.	3,809	143,714
Eversource Energy	5,131	303,909
Exelon Corp.	14,615	548,793
NRG Energy, Inc.	3,318	268,758
Sempra	9,243	711,988
		3,790,184
TOTAL COMMON STOCKS (Cost $280,020,008)		348,411,096

SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
First American Treasury Obligations Fund - Class X, 5.17%(c)	840,682	840,682
TOTAL SHORT-TERM INVESTMENTS (Cost $840,682)		840,682

TOTAL INVESTMENTS — 99.9% (Cost $280,860,690)		349,251,778
Other Assets in Excess of Liabilities — 0.1%		514,728
TOTAL NET ASSETS — 100.0%		$349,766,506

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.

(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2024.

(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund Schedule of Investments (Unaudited) May 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS — 99.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	353,359	$31,466,619
iShares Preferred and Income Securities ETF(a)	246,214	7,817,295
SPDR Blackstone Senior Loan ETF	979,993	41,247,905
SPDR Bloomberg 1-3 Month T-Bill ETF	291,605	26,775,171
SPDR Bloomberg Convertible Securities ETF	432,537	30,999,927
VanEck Fallen Angel High Yield Bond ETF	853,054	24,346,161
Vanguard Total International Bond ETF	265,633	12,872,575
Xtrackers USD High Yield Corporate Bond ETF	906,487	32,116,834
TOTAL EXCHANGE TRADED FUNDS (Cost $207,647,052)		207,642,487

SHORT-TERM INVESTMENTS — 18.7%
Investments Purchased with Proceeds from Securities Lending — 18.2%
First American Government Obligations Fund - Class X, 5.17%(b)	37,906,406	37,906,406

Money Market Funds — 0.5%
First American Treasury Obligations Fund - Class X, 5.22%(b)	1,172,249	1,172,249
TOTAL SHORT-TERM INVESTMENTS (Cost $39,078,655)		39,078,655

TOTAL INVESTMENTS — 118.2% (Cost $246,725,707)		246,721,142
Liabilities in Excess of Other Assets — (18.2)%		(38,025,708)
TOTAL NET ASSETS — 100.0%		$208,695,434

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $37,303,091 which represented 17.9% of net assets.

(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) May 31, 2024

	Shares	Value
COMMON STOCKS — 98.9%
Banking — 6.4%
Ameris Bancorp	1,935	$96,653
Bank OZK	6,203	259,782
BankUnited, Inc.	2,634	75,569
Cathay General Bancorp	1,614	59,460
Central Pacific Financial Corp.	2,871	58,224
Columbia Banking System, Inc.	8,704	167,813
East West Bancorp, Inc.	7,852	582,540
First Bancorp	5,039	89,342
First Financial Bancorp	5,440	121,312
First Horizon National Corp.	30,687	486,082
FNB Corp.	11,696	161,054
Fulton Financial Corp.	10,814	182,108
Hancock Whitney Corp.	3,419	159,770
Hilltop Holdings, Inc.	1,894	57,937
Hope Bancorp, Inc.	5,604	59,010
International Bancshares Corp.	4,125	234,424
National Bank Holdings Corp. - Class A	1,703	62,108
OFG Bancorp	2,257	83,870
Old National Bancorp	7,339	125,424
Preferred Bank	924	69,041
S&T Bancorp, Inc.	1,889	60,278
Stellar Bancorp, Inc.	2,677	60,473
UMB Financial Corp.	1,648	135,861
Westamerica Bancorp	1,230	60,049
Wintrust Financial Corp.	3,817	376,394
WSFS Financial Corp.	1,449	63,843
		3,948,421
Consumer Discretionary Products — 7.4%
American Woodmark Corp.(a)	702	60,449
Autoliv, Inc.	4,726	602,896
Carter’s, Inc.	1,061	72,573
Crocs, Inc.(a)	3,677	572,288
Dorman Products, Inc.(a)	1,525	140,254
Gentex Corp.	3,166	110,810
HNI Corp.	2,457	115,602
Interface, Inc.	3,849	62,007
KB Home	4,496	317,418
Kontoor Brands, Inc.	2,593	190,171
M/I Homes, Inc.(a)	1,162	145,157
Meritage Homes Corp.	852	150,250
PVH Corp.	2,196	263,542
Skechers USA, Inc. - Class A(a)	7,538	538,364
Standard Motor Products, Inc.	1,907	58,564

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Taylor Morrison Home Corp.(a)	999	$57,772
Toll Brothers, Inc.	6,713	816,569
Urban Outfitters, Inc.(a)	4,687	195,495
Vista Outdoor, Inc.(a)	1,784	62,226
		4,532,407
Consumer Discretionary Services — 4.2%
Adtalem Global Education, Inc.(a)	2,276	146,552
Brinker International, Inc.(a)	2,723	192,325
Cinemark Holdings, Inc.(a)	8,105	139,973
Graham Holdings Co. - Class B	111	83,520
Grand Canyon Education, Inc.(a)	1,141	162,547
Marcus Corp.	5,448	58,021
Monarch Casino & Resort, Inc.	908	60,809
Murphy USA, Inc.	1,139	499,736
Perdoceo Education Corp.	4,376	98,460
Phinia, Inc.	1,379	61,724
PROG Holdings, Inc.	2,377	89,827
Strategic Education, Inc.	664	75,311
Stride, Inc.(a)	2,741	188,197
Texas Roadhouse, Inc.	2,308	398,522
Wingstop, Inc.	966	356,116
		2,611,640
Consumer Staple Products — 5.8%
BellRing Brands, Inc.(a)	2,891	168,169
Cal-Maine Foods, Inc.	1,059	65,309
Celsius Holdings, Inc.(a)	3,254	260,255
Coca-Cola Consolidated, Inc.	617	605,302
Edgewell Personal Care Co.	1,514	58,410
Ingredion, Inc.	4,120	484,430
John B Sanfilippo & Son, Inc.	595	59,994
Performance Food Group Co.(a)	3,511	244,366
Pilgrim’s Pride Corp.(a)	11,164	401,122
Post Holdings, Inc.(a)	4,045	431,076
Premier, Inc. - Class A	3,096	58,576
Quanex Building Products Corp.	1,775	58,504
Universal Corp.	1,137	54,530
US Foods Holding Corp.(a)	10,099	533,530
USANA Health Sciences, Inc.(a)	1,259	59,928
		3,543,501
Financial Services — 6.4%
Affiliated Managers Group, Inc.	1,070	173,982
Alliance Data Systems Corp.	3,188	133,131
Axos Financial, Inc.(a)	3,892	209,662
BGC Group, Inc. - Class A	27,213	235,937

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Enova International, Inc.(a)	1,795	$110,662
Essent Group Ltd.	3,152	178,718
Evercore, Inc. - Class A	1,372	278,434
EZCORP, Inc. - Class A(a)	6,020	63,150
Federated Investors, Inc.	3,523	116,858
Interactive Brokers Group, Inc. - Class A	7,862	988,410
Janus Henderson Group PLC	8,093	271,115
MGIC Investment Corp.	13,678	287,238
Mr Cooper Group, Inc.(a)	4,012	334,601
PennyMac Mortgage Investment Trust	5,331	72,928
Piper Sandler Cos.	346	73,276
PJT Partners, Inc. - Class A	1,401	149,445
StoneX Group, Inc.(a)	2,107	158,172
WisdomTree, Inc.	7,769	77,457
		3,913,176
Health Care — 8.2%
Addus HomeCare Corp.(a)	891	102,296
ANI Pharmaceuticals, Inc.(a)	951	61,720
Catalyst Pharmaceuticals, Inc.(a)	3,673	59,392
Chemed Corp.	129	71,514
Collegium Pharmaceutical, Inc.(a)	1,981	65,650
Corcept Therapeutics, Inc.(a)	2,203	66,464
Encompass Health Corp.	5,869	507,023
Halozyme Therapeutics, Inc.(a)	4,947	219,103
Harmony Biosciences Holdings, Inc.(a)	2,085	61,299
HealthEquity, Inc.(a)	790	64,527
Innoviva, Inc.(a)	3,852	60,823
Integer Holdings Corp.(a)	516	62,560
Lantheus Holdings, Inc.(a)	2,355	192,710
LeMaitre Vascular, Inc.	780	61,526
Medpace Holdings, Inc.(a)	596	230,259
National HealthCare Corp.	618	65,353
Neurocrine Biosciences, Inc.(a)	3,657	495,194
OraSure Technologies, Inc.(a)	11,514	54,461
Organon & Co.	11,775	251,161
Pacira BioSciences, Inc.(a)	1,991	60,387
Phibro Animal Health Corp. - Class A	3,361	59,254
Select Medical Holdings Corp.	7,654	264,446
Tenet Healthcare Corp.(a)	7,044	952,490
UFP Technologies, Inc.(a)	232	60,404
United Therapeutics Corp.(a)	3,050	839,146
Varex Imaging Corp.(a)	3,937	60,827
		5,049,989

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Industrial Products — 7.7%
Acuity Brands, Inc.	1,538	$399,280
AGCO Corp.	3,933	422,129
AZZ, Inc.	1,577	132,279
Badger Meter, Inc.	812	156,683
Curtiss-Wright Corp.	1,851	523,500
Donaldson Co, Inc.	4,942	364,126
DXP Enterprises Inc.(a)	1,201	59,666
Enerpac Tool Group Corp.	1,637	64,367
EnerSys	1,492	160,897
Esab Corp.	3,068	315,452
Flowserve Corp.	5,374	267,088
Gibraltar Industries, Inc.(a)	825	62,254
Itron, Inc.(a)	732	78,727
MSA Safety, Inc.	994	178,920
Mueller Industries, Inc.	6,224	366,656
Powell Industries, Inc.	665	119,607
Tennant Co.	989	101,531
Terex Corp.	2,977	177,638
Vontier Corp.	8,101	323,878
Woodward, Inc.	2,627	489,935
		4,764,613
Industrial Services — 8.4%
ABM Industries, Inc.	1,853	87,591
Alarm.com Holdings, Inc.(a)	873	57,103
Alaska Air Group, Inc.(a)	1,412	59,332
Applied Industrial Technologies, Inc.	741	143,013
Aramark	10,008	321,757
Brady Corp. - Class A	2,213	151,081
Brink’s Co.	2,586	266,979
Comfort Systems USA, Inc.	1,499	490,683
CorVel Corp.(a)	339	81,309
Cross Country Healthcare, Inc.(a)	4,156	62,839
Deluxe Corp.	2,631	59,803
Dorian LPG Ltd.	2,624	132,801
Dycom Industries, Inc.(a)	783	140,909
EMCOR Group, Inc.	3,002	1,166,757
Frontdoor, Inc.(a)	2,533	89,592
FTI Consulting, Inc.(a)	657	141,124
GEO Group, Inc.(a)	5,491	79,839
H&R Block, Inc.	9,293	461,305
Heidrick & Struggles International, Inc.	1,757	60,230
Hub Group, Inc. - Class A	1,416	61,100
Kirby Corp.(a)	2,214	274,912
Matson, Inc.	528	67,690

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Ryder System, Inc.	735	$89,280
SkyWest, Inc.(a)	2,458	183,539
Sun Country Airlines Holdings, Inc.(a)	5,649	59,823
Tetra Tech, Inc.	1,708	357,809
		5,148,200
Insurance — 8.9%
Erie Indemnity Co. - Class A	1,820	659,623
Fidelity National Financial, Inc.	16,402	826,005
HCI Group, Inc.	657	62,993
Jackson Financial, Inc. - Class A	3,648	277,284
Mercury General Corp.	3,836	214,164
NMI Holdings, Inc.(a)	5,476	181,694
Old Republic International Corp.	18,125	576,012
Palomar Holdings, Inc.(a)	1,085	92,051
Reinsurance Group of America, Inc.	4,825	1,012,285
RenaissanceRe Holdings Ltd.	2,873	654,642
SiriusPoint Ltd.(a)	11,594	152,461
Unum Group	13,714	738,636
		5,447,850
Materials — 8.3%
Alpha Metallurgical Resources, Inc.	319	100,616
Apogee Enterprises, Inc.	1,282	83,292
AptarGroup, Inc.	1,503	221,978
Arch Resources, Inc.	383	66,615
Armstrong World Industries, Inc.	1,966	227,663
Axalta Coating Systems Ltd.(a)	10,137	360,776
Cabot Corp.	2,949	301,683
Central Garden & Pet Co. - Class A(a)	4,563	170,428
Clearwater Paper Corp.(a)	1,199	63,715
Commercial Metals Co.	5,347	301,143
CONSOL Energy, Inc.(a)	968	100,353
Eagle Materials, Inc.	1,462	339,754
Graphic Packaging Holding Co.	8,622	244,175
Hawkins, Inc.	829	72,388
Innospec, Inc.	929	121,513
Kaiser Aluminum Corp.	613	59,951
Masterbrand, Inc.(a)	5,506	92,005
Minerals Technologies, Inc.	1,287	111,647
NewMarket Corp.	516	276,096
Owens Corning	5,848	1,058,897
REX American Resources Corp.(a)	1,079	53,939
Sonoco Products Co.	3,481	213,629
SunCoke Energy, Inc.	5,843	61,644
Sylvamo Corp.	2,289	163,252

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
TimkenSteel Corp.(a)	2,674	$64,203
Warrior Met Coal, Inc.	960	65,693
Worthington Enterprises, Inc.	2,274	129,686
		5,126,734
Media — 2.3%
AMC Networks, Inc. - Class A(a)	4,040	70,054
GoDaddy, Inc. - Class A(a)	6,557	915,554
HealthStream, Inc.	2,249	61,375
New York Times Co. - Class A	3,138	160,666
Scholastic Corp.	1,693	61,422
TEGNA, Inc.	6,895	102,804
Yelp, Inc.(a)	1,609	59,485
		1,431,360
Oil & Gas — 5.6%
Antero Midstream Corp.	26,989	395,389
Chord Energy Corp.	1,822	337,817
CNX Resources Corp.(a)	5,249	138,049
Helmerich & Payne, Inc.	2,905	110,564
Liberty Energy, Inc.	9,831	242,727
Magnolia Oil & Gas Corp. - Class A	6,023	156,297
NOW, Inc.(a)	6,164	89,933
Ovintiv, Inc.	11,900	614,873
Permian Resources Corp.	29,227	479,030
ProPetro Holding Corp.(a)	6,307	60,421
SM Energy Co.	4,876	245,897
Weatherford International PLC(a)	4,626	556,693
		3,427,690
Real Estate — 3.7%
Acadia Realty Trust	3,556	61,305
Agree Realty Corp.	1,526	92,720
American Assets Trust, Inc.	2,710	58,943
Armada Hoffler Properties, Inc.	5,236	59,376
Brandywine Realty Trust	12,578	57,985
CareTrust REIT, Inc.	2,462	62,953
Cousins Properties, Inc.	2,563	59,282
Cushman & Wakefield PLC(a)	5,309	58,983
Douglas Emmett, Inc.	4,239	59,134
EPR Properties	1,855	76,129
Essential Properties Realty Trust, Inc.	4,223	113,092
Four Corners Property Trust, Inc.	2,447	59,731
Getty Realty Corp.	2,172	59,969
Highwoods Properties, Inc.	3,871	100,530
Innovative Industrial Properties, Inc.	976	105,193
Jones Lang LaSalle, Inc.(a)	966	195,200

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
LTC Properties, Inc.	1,774	$61,026
National Storage Affiliates Trust	1,623	59,369
NNN REIT, Inc.	3,756	156,888
Sabra Health Care REIT, Inc.	4,240	61,819
Saul Centers, Inc.	1,637	59,570
St Joe Co.	1,048	59,317
Tanger, Inc.	2,173	60,301
Whitestone REIT	4,919	64,144
WP Carey, Inc.	7,219	407,152
		2,270,111
Retail & Wholesale - Discretionary — 5.9%
Abercrombie & Fitch Co. - Class A(a)	2,797	483,517
American Eagle Outfitters, Inc.	9,299	204,299
Buckle, Inc.	1,642	63,283
Caleres, Inc.	1,625	56,355
Dick’s Sporting Goods, Inc.	4,283	974,982
ePlus, Inc.(a)	1,523	113,981
G-III Apparel Group Ltd.(a)	2,161	64,960
GMS, Inc.(a)	2,483	233,303
Group 1 Automotive, Inc.	364	113,197
Guess?, Inc.	3,451	80,305
Patrick Industries, Inc.	754	86,408
PC Connection, Inc.	1,172	79,274
ScanSource, Inc.(a)	1,233	58,481
Shoe Carnival, Inc.	1,733	65,421
Signet Jewelers Ltd.	1,270	139,052
Williams-Sonoma, Inc.	2,877	843,594
		3,660,412
Retail & Wholesale - Staples — 2.0%
Core & Main, Inc. - Class A(a)	10,912	628,095
PriceSmart, Inc.	911	76,660
Sprouts Farmers Market, Inc.(a)	6,455	509,816
		1,214,571
Software & Tech Services — 2.7%
ACI Worldwide, Inc.(a)	2,839	102,232
Adeia, Inc.	5,290	62,581
ASGN, Inc.(a)	1,327	124,619
CACI International, Inc. - Class A(a)	1,206	511,923
CommVault Systems, Inc.(a)	993	106,832
Insight Enterprises, Inc.(a)	1,907	372,818
Progress Software Corp.	1,188	60,172
Science Applications International Corp.	2,029	273,205
Simulations Plus, Inc.	1,233	59,480
		1,673,862

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
Tech Hardware & Semiconductors — 3.8%
A10 Networks, Inc.	3,841	$58,191
Amkor Technology, Inc.	1,823	59,412
Axcelis Technologies, Inc.(a)	536	60,295
Benchmark Electronics, Inc.	1,631	70,247
Ciena Corp.(a)	2,236	107,708
Cirrus Logic, Inc.(a)	713	81,781
Crane NXT Co.	1,007	63,663
Diodes, Inc.(a)	852	63,159
Dolby Laboratories, Inc. - Class A	738	59,785
Fabrinet(a)	569	136,293
FormFactor, Inc.(a)	1,127	61,669
InterDigital, Inc.	558	63,539
Knowles Corp.(a)	3,499	61,303
nVent Electric PLC	4,984	405,598
Onto Innovation, Inc.(a)	263	56,992
Photronics, Inc.(a)	2,103	57,517
TD SYNNEX Corp.	5,785	756,909
Universal Display Corp.	347	60,968
Veeco Instruments, Inc.(a)	1,496	60,812
		2,345,841
Telecommunications — 0.3%
ATN International, Inc.	2,388	58,124
Frontier Communications Parent, Inc.(a)	2,329	62,091
Telephone and Data Systems, Inc.	3,061	60,883
		181,098
Utilities — 0.9%
Avista Corp.	1,918	70,928
Black Hills Corp.	1,078	60,853
Chesapeake Utilities Corp.	541	60,597
MGE Energy, Inc.	759	60,819
National Fuel Gas Co.	2,044	116,835
OGE Energy Corp.	1,658	60,185
Otter Tail Corp.	1,261	114,083
		544,300
TOTAL COMMON STOCKS (Cost $58,165,588)		60,835,776

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
First American Treasury Obligations Fund - Class X, 5.22%(b)	529,091	$529,091
TOTAL SHORT-TERM INVESTMENTS (Cost $529,091)		529,091

TOTAL INVESTMENTS — 99.8% (Cost $58,694,679)		61,364,867
Other Assets in Excess of Liabilities — 0.2%		95,559
TOTAL NET ASSETS — 100.0%		$61,460,426

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.

See accompanying notes to financial statements.

Horizon Funds

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund
Assets:
Investments in Securities, at Cost	$1,078,862,232	$1,081,575,443	$241,284,536
Investments in Securities, at Value (a)	$1,177,144,713	$1,307,525,350	$237,968,444
Receivable for Investment Securities Sold	—	336,075	—
Receivable for Fund Shares Sold	1,359,707	727,000	181,786
Dividends and Interest Receivable	55,011	29,897	67,775
Dividend Reclaims	763	—	—
Prepaid Expenses and Other Assets	106,249	99,717	49,348
Total Assets	1,178,666,443	1,308,718,039	238,267,353

Liabilities:
Options Written, at Value (Premiums received $0, $4,916,821, and $0)	—	6,264,500	—
Collateral Received for Securities Loaned (Note 5)	148,635,651	33,412,121	15,495,250
Payable for Investment Securities Purchased	—	285,975	—
Payable for Fund Shares Redeemed	192,133	647,291	122,945
Accrued Administration Fees	66,291	99,829	44,996
Accrued Advisory Fees	862,911	1,066,562	144,777
Accrued Custodian Fees	6,802	6,408	5,257
Accrued Legal Fees	20,552	25,515	8,139
Accrued Distribution Fees (12b-1) - Advisor Class	10,503	—	428
Accrued Shareholder Servicing Fees - Investor Class	81,439	99,562	4,453
Accrued Trustees Fees	—	3,811	3,387
Accrued Expenses and Other Liabilities	112,982	264,820	66,057
Total Liabilities	149,989,264	42,176,394	15,895,689

Net Assets	$1,028,677,179	$1,266,541,645	$222,371,664

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$892,803,629	$1,108,927,437	$310,155,781
Distributable Earnings/(Accumulated Deficit)	135,873,550	157,614,208	(87,784,117)
Net Assets	$1,028,677,179	$1,266,541,645	$222,371,664

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$988,916,978	$1,257,017,774	$220,202,826
Shares of Beneficial Interest Outstanding	65,663,189	49,826,320	27,612,026

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$15.06	$25.23	$7.97

Advisor Class Shares:
Net Assets	$1,659,013	$1,429,842	$548,121
Shares of Beneficial Interest Outstanding	110,627	56,766	68,136

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$15.00	$25.19	$8.04

Institutional Class Shares:
Net Assets	$38,101,188	$8,094,029	$1,620,717
Shares of Beneficial Interest Outstanding	2,520,666	320,049	204,113

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$15.12	$25.29	$7.94

(a) Includes loaned securities with a value of:	$145,903,358	$33,153,354	$15,218,824

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) May 31, 2024 (Unaudited)

	Horizon Equity Premium Income Fund	Horizon Defined Risk Fund	Horizon Multi- Factor U.S. Equity Fund
Assets:
Investments in Securities, at Cost	$86,059,230	$459,927,207	$382,752,372
Investments in Securities, at Value (a)	$105,470,265	$605,977,146	$412,796,329
Cash at Broker	122,087	—	100
Receivable for Fund Shares Sold	72,492	1,151,476	1,224,191
Dividends and Interest Receivable	165,663	711,792	672,857
Dividend Reclaims	77,119	—	—
Prepaid Expenses and Other Assets	36,024	83,173	100,794
Total Assets	105,943,650	607,923,587	414,794,271

Liabilities:
Options Written, at Value (Premiums received $122,536, $11,344,812 and $0)	213,975	7,978,725	—
Collateral Received for Securities Loaned (Note 5)	—	105,472	—
Payable for Fund Shares Redeemed	81,327	116,331	201,101
Accrued Administration Fees	10,303	34,394	10,842
Accrued Advisory Fees	61,940	415,322	307,600
Accrued Audit Fees	11,129	11,913	10,694
Accrued Custodian Fees	291	1,136	1,594
Accrued Legal Fees	3,722	7,635	192
Accrued Registration Fees	10,681	3,426	1,651
Accrued Distribution Fees (12b-1) - Investor Class	13,924	76,941	56,105
Accrued Distribution Fees (12b-1) - Advisor Class	1,588	8,783	1,093
Accrued Transfer Agent Fees	6,454	10,971	8,897
Accrued Trustees Fees	255	—	—
Accrued Printing and Mailing Fees	3,644	1,221	—
Accrued Expenses and Other Liabilities	48,961	287,593	8,723
Total Liabilities	468,194	9,059,863	608,492

Net Assets	$105,475,456	$598,863,724	$414,185,779

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$96,229,716	$486,063,281	$354,927,722
Distributable Earnings/(Accumulated Deficit)	9,245,740	112,800,443	59,258,057
Net Assets	$105,475,456	$598,863,724	$414,185,779

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$102,583,709	$578,421,065	$404,255,798
Shares of Beneficial Interest Outstanding	1,545,938	8,098,483	13,108,177

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$66.36	$71.42	$30.84

Advisor Class Shares:
Net Assets	$2,891,747	$20,442,659	$9,929,981
Shares of Beneficial Interest Outstanding	43,535	286,065	321,853

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$66.42	$71.46	$30.85

(a) Includes loaned securities with a value of:	$—	$101,294	$—

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) May 31, 2024 (Unaudited)

	Horizon Defensive Core Fund	Horizon Tactical Fixed Income Fund	Horizon Multi- Factor Small/ Mid Cap Fund
Assets:
Investments in Securities, at Cost	$280,860,690	$246,725,707	$58,694,679
Investments in Securities, at Value (a)	$349,251,778	$246,721,142	$61,364,867
Receivable for Investment Securities Sold	—	26,767,932	—
Receivable for Fund Shares Sold	580,948	171,316	68,578
Dividends and Interest Receivable	412,198	12,495	46,087
Prepaid Expenses and Other Assets	65,820	52,174	46,192
Total Assets	350,310,744	273,725,059	61,525,724

Liabilities:
Collateral Received for Securities Loaned (Note 5)	—	37,906,406	—
Payable for Investment Securities Purchased	—	26,778,087	—
Payable for Fund Shares Redeemed	147,328	137,955	20,905
Accrued Administration Fees	17,678	4,054	4,316
Accrued Advisory Fees	219,659	105,607	11,852
Accrued Audit Fees	10,427	10,190	10,154
Accrued Custodian Fees	11,419	855	—
Accrued Legal Fees	9,818	492	4,530
Accrued Registration Fees	1,571	806	520
Accrued Distribution Fees (12b-1) - Investor Class	35,654	72,575	5,322
Accrued Distribution Fees (12b-1) - Advisor Class	61,268	3,131	541
Accrued Transfer Agent Fees	9,099	7,501	5,159
Accrued Expenses and Other Liabilities	20,317	1,966	1,999
Total Liabilities	544,238	65,029,625	65,298

Net Assets	$349,766,506	$208,695,434	$61,460,426

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$294,012,014	$214,142,609	$56,590,455
Distributable Earnings/(Accumulated Deficit)	55,754,492	(5,447,175)	4,869,971
Net Assets	$349,766,506	$208,695,434	$61,460,426

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$294,667,165	$201,444,858	$58,295,242
Shares of Beneficial Interest Outstanding	7,253,949	4,253,425	1,681,187

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$40.62	$47.36	$34.68

Advisor Class Shares:
Net Assets	$55,099,341	$7,250,576	$3,165,184
Shares of Beneficial Interest Outstanding	1,361,807	153,120	91,430

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$40.46	$47.35	$34.62

(a) Includes loaned securities with a value of:	$—	$37,303,091	$—

See accompanying notes to financial statements.

Horizon Funds

Statements of Operations

For the Period Ended May 31, 2024 (Unaudited)

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund
Investment Income:
Dividend Income from Securities (net of foreign withholdings tax of $1,536, $19, and $0)	$9,516,470	$10,625,854	$5,681,256
Interest Income	92,095	52,928	23,622
Total Investment Income	9,608,565	10,678,782	5,704,878

Expenses:
Investment Advisory Fees	4,950,945	6,281,206	865,769
Shareholder Servicing Fees - Investor Class	481,925	623,020	111,374
Administrative & Accounting Service Fees	200,387	272,158	75,731
Transfer Agent Fees	118,327	88,737	41,067
Trustees’ Fees and Expenses	50,029	69,044	15,359
Legal Fees	42,838	59,891	17,838
Registration Fees	39,374	40,497	27,211
Chief Compliance Officer & Compliance Fees	24,641	32,244	7,495
Printing and Postage Expenses	25,900	21,827	11,199
Custodian Fees	22,967	34,987	8,680
Miscellaneous Expenses	13,069	16,161	7,917
Audit Fees	10,268	10,459	9,937
Interest Expense	19,286	189,443	1,409
Insurance Fees	7,409	10,884	1,644
Distribution Fees (12b-1) - Advisor Class	2,148	1,882	539
Total Expenses	6,009,513	7,752,440	1,203,169
Securities Lending Expense Offset	(155,934)	(39,209)	(95,041)

Net Expenses	5,853,579	7,713,231	1,108,128

Net Investment Income	3,754,986	2,965,551	4,596,750

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	70,092,855	24,273,761	(5,350,290)
Purchased Options	2,773,708	4,698,470	(187,325)
Written Options	788,180	7,197,341	81,675
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	51,793,718	137,431,336	7,357,236
Purchased Options	333,799	2,052,994	178,325
Written Options	—	(949,020)	(78,675)
Net Realized and Unrealized Gain on Investments	125,782,260	174,704,882	2,000,946

Net Increase in Net Assets Resulting From Operations	$129,537,246	$177,670,433	$6,597,696

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Period Ended May 31, 2024 (Unaudited)

	Horizon Equity Premium Income Fund	Horizon Defined Risk Fund	Horizon Multi- Factor U.S. Equity Fund
Investment Income:
Dividend Income from Securities (net of foreign withholdings tax of $3,032, $1,047 and $0)	$905,186	$4,043,200	$2,683,092
Interest Income	6,372	66,440	79,668
Total Investment Income	911,558	4,109,640	2,762,760

Expenses:
Investment Advisory Fees	384,894	2,222,469	1,339,307
Administrative & Accounting Service Fees	35,489	124,306	66,213
Transfer Agent Fees	19,744	36,677	30,445
Trustees’ Fees and Expenses	5,485	27,784	14,788
Legal Fees	5,074	23,985	11,404
Registration Fees	14,207	35,237	19,448
Chief Compliance Officer & Compliance Fees	3,249	13,707	7,605
Printing and Postage Expenses	8,640	23,559	10,700
Custodian Fees	14,317	33,917	16,338
Miscellaneous Expenses	12,225	7,949	4,419
Audit Fees	9,577	10,392	10,698
Interest Expense	156,816	1,586,271	—
Insurance Fees	841	4,450	1,672
Distribution Fees (12b-1) - Advisor Class	3,907	24,758	11,405
Distribution Fees (12b-1) - Investor Class	49,756	267,905	162,851
Total Expenses	724,221	4,443,366	1,707,293
Securities Lending Expense Offset	—	(632)	(2)
Fees Recouped by the Adviser	—	47,885	120,997
Fees Waived by the Adviser	(5,681)	(284)	—

Net Expenses	718,540	4,490,335	1,828,288

Net Investment Income (Loss)	193,018	(380,695)	934,472

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	894,157	5,793,518	29,533,008
Purchased Options	(4,647)	(20,196,201)	—
Written Options	(988,064)	(14,630,426)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	13,372,435	73,364,320	13,689,993
Purchased Options	—	(114,785)	—
Written Options	(17,193)	2,520,010	—
Net Realized and Unrealized Gain on Investments	13,256,688	46,736,436	43,223,001

Net Increase in Net Assets Resulting From Operations	$13,449,706	$46,355,741	$44,157,473

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Period Ended May 31, 2024 (Unaudited)

	Horizon Defensive Core Fund	Horizon Tactical Fixed Income Fund	Horizon Multi- Factor Small/ Mid Cap Fund
Investment Income:
Dividend Income from Securities (net of foreign withholdings tax of $935, $0 and $125)	$1,839,353	$5,500,814	$178,390
Interest Income	54,839	37,656	11,074
Total Investment Income	1,894,192	5,538,470	189,464

Expenses:
Investment Advisory Fees	956,908	601,207	91,238
Administrative & Accounting Service Fees	64,530	47,574	26,309
Transfer Agent Fees	29,294	28,705	16,117
Trustees’ Fees and Expenses	13,247	9,447	724
Legal Fees	9,586	6,327	2,366
Registration Fees	28,171	13,855	7,932
Chief Compliance Officer & Compliance Fees	7,071	5,123	1,000
Printing and Postage Expenses	10,597	6,482	1,678
Custodian Fees	25,641	4,249	11,087
Miscellaneous Expenses	3,772	4,061	1,367
Audit Fees	9,892	9,700	9,562
Interest Expense	1,908	—	168
Insurance Fees	1,864	953	53
Distribution Fees (12b-1) - Advisor Class	64,661	9,487	906
Distribution Fees (12b-1) - Investor Class	114,857	96,406	11,042
Total Expenses	1,341,999	843,576	181,549
Securities Lending Expense Offset	—	(84,897)	(31)
Fees Recouped by the Adviser	64,126	—	—
Fees Waived by the Adviser	(420)	—	(56,494)

Net Expenses	1,405,705	758,679	125,024

Net Investment Income	488,487	4,779,791	64,440

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	1,238,058	(541,504)	2,147,916
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	39,040,875	(2,712,594)	2,006,175
Net Realized and Unrealized Gain (Loss) on Investments	40,278,933	(3,254,098)	4,154,091

Net Increase in Net Assets Resulting From Operations	$40,767,420	$1,525,693	$4,218,531

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Statements of Changes in Net Assets

	For the Period Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023

Operations:
Net Investment Income	$3,754,986	$5,285,404
Net Realized Gain (Loss) Investments	73,654,743	(24,734,608)
Net Change in Unrealized Appreciation on Investments	52,127,517	67,667,134
Net Increase in Net Assets Resulting From Operations	129,537,246	48,217,930

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(7,200,339)	(7,765,620)
Advisor Class	(12,047)	(16,229)
Institutional Class	(275,154)	(279,324)
Total Distributions to Shareholders	(7,487,540)	(8,061,173)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	129,118,299	315,310,785
Advisor Class	506,895	599,357
Institutional Class	5,813,557	9,499,315
Distributions Reinvested
Investor Class	6,993,420	7,556,372
Advisor Class	7,230	11,704
Institutional Class	274,852	278,971
Cost of Shares Redeemed
Investor Class	(137,760,979)	(250,116,156)
Advisor Class	(985,447)	(901,005)
Institutional Class	(2,364,903)	(6,510,758)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	1,602,924	75,728,585

Increase in Net Assets	123,652,630	115,885,342

Net Assets:
Beginning of Period/Year	905,024,549	789,139,207
End of Period/Year	$1,028,677,179	$905,024,549

Share Activity:
Investor Class:
Shares Issued	9,006,316	25,176,093
Shares Reinvested	504,575	631,804
Shares Redeemed	(9,515,968)	(20,027,460)
Net Increase (Decrease)	(5,077)	5,780,437
Advisor Class:
Shares Issued	35,946	47,896
Shares Reinvested	524	982
Shares Redeemed	(70,112)	(72,803)
Net Decrease	(33,642)	(23,925)
Institutional Class:
Shares Issued	402,106	755,666
Shares Reinvested	19,759	23,267
Shares Redeemed	(165,084)	(520,185)
Net Increase	256,781	258,748

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023

Operations:
Net Investment Income	$2,965,551	$10,263,842
Net Realized Gain on Investments	36,169,572	139,088
Net Change in Unrealized Appreciation on Investments	138,535,310	73,861,655
Net Increase in Net Assets Resulting From Operations	177,670,433	84,264,585

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(10,144,000)	(6,402,141)
Advisor Class	(8,289)	(20,211)
Institutional Class	(308,627)	(188,695)
Total Distributions to Shareholders	(10,460,916)	(6,611,047)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	137,066,259	243,088,446
Advisor Class	189,297	1,443,633
Institutional Class	2,874,954	7,455,174
Distributions Reinvested
Investor Class	10,030,004	6,351,952
Advisor Class	4,986	14,896
Institutional Class	308,397	188,560
Cost of Shares Redeemed
Investor Class	(211,649,479)	(405,000,606)
Advisor Class	(463,422)	(4,491,763)
Institutional Class	(31,122,411)	(8,067,349)
Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(92,761,415)	(159,017,057)

Increase (Decrease) in Net Assets	74,448,102	(81,363,519)

Net Assets:
Beginning of Period/Year	1,192,093,543	1,273,457,062
End of Period/Year	$1,266,541,645	$1,192,093,543

Share Activity:
Investor Class:
Shares Issued	5,710,243	11,565,968
Shares Reinvested	432,701	315,546
Shares Redeemed	(8,789,464)	(19,203,575)
Net Decrease	(2,646,520)	(7,322,061)
Advisor Class:
Shares Issued	7,969	67,713
Shares Reinvested	215	742
Shares Redeemed	(19,129)	(217,260)
Net Decrease	(10,945)	(148,805)
Institutional Class:
Shares Issued	118,687	354,041
Shares Reinvested	13,282	9,353
Shares Redeemed	(1,274,900)	(383,809)
Net Decrease	(1,142,931)	(20,415)

See accompanying notes to financial statements.

Horizon Active Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023

Operations:
Net Investment Income	$4,596,750	$11,365,302
Net Realized Loss on Investments	(5,455,940)	(33,137,970)
Net Change in Unrealized Appreciation on Investments	7,456,886	23,387,212
Net Increase in Net Assets Resulting From Operations	6,597,696	1,614,544

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(7,090,672)	(10,897,730)
Advisor Class	(14,262)	(28,517)
Institutional Class	(56,328)	(53,498)
Total Distributions to Shareholders	(7,161,262)	(10,979,745)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	25,846,417	76,224,976
Advisor Class	488,323	310,965
Institutional Class	3,293	162,859
Distributions Reinvested
Investor Class	6,974,090	10,792,712
Advisor Class	9,733	24,996
Institutional Class	56,328	53,499
Cost of Shares Redeemed
Investor Class	(57,612,056)	(271,623,986)
Advisor Class	(634,457)	(1,602,884)
Institutional Class	(151,594)	(147,452)
Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(25,019,923)	(185,804,315)

Decrease in Net Assets	(25,583,489)	(195,169,516)

Net Assets:
Beginning of Period/Year	247,955,153	443,124,669
End of Period/Year	$222,371,664	$247,955,153

Share Activity:
Investor Class:
Shares Issued	3,197,576	9,354,546
Shares Reinvested	861,773	1,335,279
Shares Redeemed	(7,016,944)	(33,433,329)
Net Decrease	(2,957,595)	(22,743,504)
Advisor Class:
Shares Issued	60,184	38,167
Shares Reinvested	1,197	3,055
Shares Redeemed	(76,699)	(194,128)
Net Decrease	(15,318)	(152,906)
Institutional Class:
Shares Issued	406	19,871
Shares Reinvested	6,987	6,657
Shares Redeemed	(18,860)	(18,450)
Net Increase (Decrease)	(11,467)	8,078

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023

Operations:
Net Investment Income	$193,018	$1,756,242
Net Realized Loss on Investments	(98,554)	(2,808,529)
Net Change in Unrealized Appreciation on Investments	13,355,242	354,150
Net Increase (Decrease) in Net Assets Resulting From Operations	13,449,706	(698,137)

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(3,295,746)	(1,987,356)
Advisor Class	(94,004)	(79,785)
Total Distributions to Shareholders	(3,389,750)	(2,067,141)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	11,686,590	20,884,076
Advisor Class	181,364	1,053,672
Distributions Reinvested
Investor Class	3,295,724	1,987,144
Advisor Class	93,192	79,779
Cost of Shares Redeemed
Investor Class	(14,452,526)	(30,065,892)
Advisor Class	(1,154,161)	(2,377,007)
Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(349,817)	(8,438,228)

Increase (Decrease) in Net Assets	9,710,139	(11,203,506)

Net Assets:
Beginning of Period/Year	95,765,317	106,968,823
End of Period/Year	$105,475,456	$95,765,317

Share Activity:
Investor Class:
Shares Issued	179,874	356,150
Shares Reinvested	50,217	34,134
Shares Redeemed	(222,038)	(509,803)
Net Increase (Decrease)	8,053	(119,519)
Advisor Class:
Shares Issued	2,811	18,008
Shares Reinvested	1,420	1,368
Shares Redeemed	(18,014)	(40,452)
Net Decrease	(13,783)	(21,076)

See accompanying notes to financial statements.

Horizon Defined Risk Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023

Operations:
Net Investment Income (Loss)	$(380,695)	$1,102,577
Net Realized Loss on Investments	(29,033,109)	(13,036,810)
Net Change in Unrealized Appreciation on Investments	75,769,545	52,976,005
Net Increase in Net Assets Resulting From Operations	46,355,741	41,041,772

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(1,033,525)	(5,646,606)
Advisor Class	(16,068)	(157,956)
Total Distributions to Shareholders	(1,049,593)	(5,804,562)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	99,812,336	211,848,362
Advisor Class	2,610,496	14,024,777
Distributions Reinvested
Investor Class	1,030,080	5,645,765
Advisor Class	15,796	147,061
Cost of Shares Redeemed
Investor Class	(55,324,612)	(121,823,388)
Advisor Class	(3,545,851)	(8,089,982)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	44,598,245	101,752,595

Increase in Net Assets	89,904,393	136,989,805

Net Assets:
Beginning of Period/Year	508,959,331	371,969,526
End of Period/Year	$598,863,724	$508,959,331

Share Activity:
Investor Class:
Shares Issued	1,450,793	3,413,261
Shares Reinvested	15,395	96,707
Shares Redeemed	(805,840)	(1,953,882)
Net Increase	660,348	1,556,086
Advisor Class:
Shares Issued	38,029	226,105
Shares Reinvested	236	2,515
Shares Redeemed	(52,082)	(128,808)
Net Increase (Decrease)	(13,817)	99,812

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023

Operations:
Net Investment Income	$934,472	$1,355,581
Net Realized Gain on Investments	29,533,008	7,815,333
Net Change in Unrealized Appreciation on Investments	13,689,993	5,744,082
Net Increase in Net Assets Resulting From Operations	44,157,473	14,914,996

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(7,458,860)	(1,076,099)
Advisor Class	(210,698)	(799)
Total Distributions to Shareholders	(7,669,558)	(1,076,898)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	155,712,356	154,344,738
Advisor Class	1,886,649	7,332,999
Distributions Reinvested
Investor Class	7,457,396	1,075,745
Advisor Class	209,589	799
Cost of Shares Redeemed
Investor Class	(55,910,733)	(50,455,727)
Advisor Class	(701,384)	(518,058)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	108,653,873	111,780,496

Increase in Net Assets	145,141,788	125,618,594

Net Assets:
Beginning of Period/Year	269,043,991	143,425,397
End of Period/Year	$414,185,779	$269,043,991

Share Activity:
Investor Class:
Shares Issued	5,214,078	5,925,193
Shares Reinvested	269,220	43,359
Shares Redeemed	(1,861,237)	(1,920,630)
Net Increase	3,622,061	4,047,922
Advisor Class:
Shares Issued	64,396	285,971
Shares Reinvested	7,561	32
Shares Redeemed	(23,762)	(19,549)
Net Increase	48,195	266,454

See accompanying notes to financial statements.

Horizon Defensive Core Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2024 (Unaudited)	For the Year Ended November 30, 2023

Operations:
Net Investment Income	$488,487	$1,799,091
Net Realized Gain on Investments	1,238,058	5,117,657
Net Change in Unrealized Appreciation on Investments	39,040,875	21,692,941
Net Increase in Net Assets Resulting From Operations	40,767,420	28,609,689

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(1,193,042)	(747,401)
Advisor Class	(229,487)	(114,622)
Total Distributions to Shareholders	(1,422,529)	(862,023)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	101,510,996	85,507,352
Advisor Class	7,133,135	32,829,258
Distributions Reinvested
Investor Class	1,189,464	747,163
Advisor Class	225,515	104,263
Cost of Shares Redeemed
Investor Class	(30,916,072)	(66,257,003)
Advisor Class	(6,880,344)	(25,064,328)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	72,262,694	27,866,705

Increase in Net Assets	111,607,585	55,614,371

Net Assets:
Beginning of Period/Year	238,158,921	182,544,550
End of Period/Year	$349,766,506	$238,158,921

Share Activity:
Investor Class:
Shares Issued	2,591,540	2,652,558
Shares Reinvested	32,858	25,251
Shares Redeemed	(805,843)	(2,047,138)
Net Increase	1,818,555	630,671
Advisor Class:
Shares Issued	187,281	1,045,626
Shares Reinvested	6,250	3,535
Shares Redeemed	(182,458)	(788,665)
Net Increase	11,073	260,496

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2024 (Unaudited)	For the Period Ended November 30, 2023 (1)

Operations:
Net Investment Income	$4,779,791	$3,178,953
Net Realized Loss on Investments	(541,504)	(4,860,994)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,712,594)	2,708,029
Net Increase in Net Assets Resulting From Operations	1,525,693	1,025,988

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(6,442,147)	(1,310,607)
Advisor Class	(245,510)	(593)
Total Distributions to Shareholders	(6,687,657)	(1,311,200)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	61,846,965	184,030,226
Advisor Class	400,808	8,216,275
Distributions Reinvested
Investor Class	6,441,212	1,310,506
Advisor Class	245,510	593
Cost of Shares Redeemed
Investor Class	(19,812,579)	(26,884,780)
Advisor Class	(1,334,578)	(317,548)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	47,787,338	166,355,272

Increase in Net Assets	42,625,374	166,070,060

Net Assets:
Beginning of Period	166,070,060	—
End of Period	$208,695,434	$166,070,060

Share Activity:
Investor Class:
Shares Issued	1,264,044	3,800,025
Shares Reinvested	133,385	27,533
Shares Redeemed	(410,422)	(561,140)
Net Increase	987,007	3,266,418
Advisor Class:
Shares Issued	8,308	173,837
Shares Reinvested	5,079	13
Shares Redeemed	(27,429)	(6,688)
Net Increase (Decrease)	(14,042)	167,162

(1)	Horizon Tactical Fixed Income Fund commenced operations on December 20, 2022.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2024 (Unaudited)	For the Period Ended November 30, 2023 (1)

Operations:
Net Investment Income	$64,440	$28,070
Net Realized Gain on Investments	2,147,916	62,886
Net Change in Unrealized Appreciation on Investments	2,006,175	664,013
Net Increase in Net Assets Resulting From Operations	4,218,531	754,969

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(100,238)	—
Advisor Class	(3,296)	—
Total Distributions to Shareholders	(103,534)	—

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	45,053,493	12,880,268
Advisor Class	2,789,112	411,028
Distributions Reinvested
Investor Class	100,237	—
Advisor Class	3,296	—
Cost of Shares Redeemed
Investor Class	(3,360,255)	(1,131,057)
Advisor Class	(148,861)	(6,801)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	44,437,022	12,153,438

Increase in Net Assets	48,552,019	12,908,407

Net Assets:
Beginning of Period	12,908,407	—
End of Period	$61,460,426	$12,908,407

Share Activity:
Investor Class:
Shares Issued	1,342,799	481,358
Shares Reinvested	3,271	—
Shares Redeemed	(104,916)	(41,325)
Net Increase	1,241,154	440,033
Advisor Class:
Shares Issued	80,695	15,316
Shares Reinvested	108	—
Shares Redeemed	(4,438)	(251)
Net Increase	76,365	15,065

(1)	Horizon Multi-Factor Small/Mid Cap Fund commenced operations on December 20, 2022.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$13.29		$12.71	$16.17	$14.07	$12.61	$12.68
Income From Investment Operations:
Net investment income (b,e)	0.06		0.08	0.15	0.06	0.09	0.08
Net gain (loss) from investments (both realized and unrealized)	1.82		0.63	(1.42)	2.96	1.46	0.65
Total from investment operations	1.88		0.71	(1.27)	3.02	1.55	0.73

Less Distributions:
From net investment income	(0.11)		(0.13)	(0.10)	(0.07)	(0.09)	(0.08)
From net realized gains	—		—	(2.09)	(0.85)	—	(0.72)
Total Distributions	(0.11)		(0.13)	(2.19)	(0.92)	(0.09)	(0.80)

Net Asset Value, End of Period/Year	$15.06		$13.29	$12.71	$16.17	$14.07	$12.61

Total Return	14.20	%(g)	5.69%	(9.63)%	22.63%	12.32%	7.23%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$988,917		$872,904	$761,418	$729,517	$521,477	$508,839
Ratio to average net assets:
Gross expenses (c,d)	1.20	%(f)	1.22%	1.21%	1.23%	1.25%	1.21%
Net expenses (a,c)	1.17	%(f)	1.18%	1.14%	1.14%	1.20%	1.24%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.75	%(f)	0.62%	1.15%	0.35%	0.75%	0.66%
Portfolio turnover rate	90	%(g)	247%	139%	142%	208%	279%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.01%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$13.22		$12.64	$16.10	$14.01	$12.55	$12.62
Income From Investment Operations:
Net investment income (b,e)	0.07		0.05	0.14	0.03	0.08	0.07
Net gain (loss) from investments (both realized and unrealized)	1.80		0.62	(1.42)	2.95	1.45	0.65
Total from investment operations	1.87		0.67	(1.28)	2.98	1.53	0.72

Less Distributions:
From net investment income	(0.09)		(0.09)	(0.09)	(0.04)	(0.07)	(0.07)
From net realized gains	—		—	(2.09)	(0.85)	—	(0.72)
Total Distributions	(0.09)		(0.09)	(2.18)	(0.89)	(0.07)	(0.79)

Net Asset Value, End of Period/Year	$15.00		$13.22	$12.64	$16.10	$14.01	$12.55

Total Return	14.27	%(g)	5.44%	(9.76)%	22.43%	12.24%	7.12%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,659		$1,907	$2,126	$3,893	$10,052	$7,879
Ratio to average net assets:
Gross expenses (c,d)	1.35	%(f)	1.42%	1.36%	1.38%	1.41%	1.39%
Net expenses (a,c)	1.32	%(f)	1.38%	1.28%	1.29%	1.25%	1.39%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.88	%(f)	0.46%	1.11%	0.21%	0.63%	0.57%
Portfolio turnover rate	90	%(g)	247%	139%	142%	208%	279%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$13.35		$12.76	$16.23	$14.11	$12.64	$12.71
Income From Investment Operations:
Net investment income (b,e)	0.06		0.09	0.14	0.08	0.12	0.10
Net gain (loss) from investments (both realized and unrealized)	1.83		0.64	(1.40)	2.97	1.44	0.65
Total from investment operations	1.89		0.73	(1.26)	3.05	1.56	0.75

Less Distributions:
From net investment income	(0.12)		(0.14)	(0.12)	(0.08)	(0.09)	(0.10)
From net realized gains	—		—	(2.09)	(0.85)	—	(0.72)
Total Distributions	(0.12)		(0.14)	(2.21)	(0.93)	(0.09)	(0.82)

Net Asset Value, End of Period/Year	$15.12		$13.35	$12.76	$16.23	$14.11	$12.64

Total Return	14.24	%(g)	5.86%	(9.57)%	22.82%	12.44%	7.33%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$38,101		$30,215	$25,595	$8,894	$1,732	$28,631
Ratio to average net assets:
Gross expenses (c,d)	1.10	%(f)	1.12%	1.11%	1.13%	1.16%	1.14%
Net expenses (a,c)	1.07	%(f)	1.08%	1.04%	1.05%	1.01%	1.16%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.80	%(f)	0.71%	1.10%	0.47%	1.01%	0.80%
Portfolio turnover rate	90	%(g)	247%	139%	142%	208%	279%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$22.07		$20.71	$26.13	$21.74	$21.38	$21.69
Income From Investment Operations:
Net investment income (b,e)	0.06		0.18	0.13	0.08	0.16 (f)	0.12
Net gain (loss) from investments (both realized and unrealized)	3.29		1.29	(3.48)	4.39	0.42 (f)	0.33
Total from investment operations	3.35		1.47	(3.35)	4.47	0.58	0.45

Less Distributions:
From net investment income	(0.19)		(0.11)	(0.17)	(0.08)	(0.22)	(0.12)
From net realized gains	—		—	(2)	—	—	(0.64)
Total Distributions	(0.19)		(0.11)	(2.07)	(0.08)	(0.22)	(0.76)

Net Asset Value, End of Period/Year	$25.23		$22.07	$20.71	$26.13	$21.74	$21.38

Total Return	15.27	%(h)	7.13%	(14.24)%	20.64%	2.71%	2.52%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,257,018		$1,158,227	$1,238,187	$1,156,627	$764,775	$738,854
Ratio to average net assets:
Gross expenses (c,d)	1.22	%(g)	1.21%	1.19%	1.22%	1.25%	1.20%
Net expenses (a,c)	1.22	%(g)	1.19%	1.17%	1.16%	1.20%	1.24%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.46	%(g)	0.83%	0.58%	0.34%	0.81%	0.60%
Portfolio turnover rate	11	%(h)	176%	366%	108%	462%	368%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.03%, 0.01%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020		For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$21.99		$20.66	$26.08	$21.73	$21.36		$21.66
Income From Investment Operations:
Net investment income (loss) (b,e)	0.04		0.16	0.12	0.05	(0.04	)(f)	0.10
Net gain (loss) from investments (both realized and unrealized)	3.28		1.27	(3.49)	4.37	0.57	(f)	0.32
Total from investment operations	3.32		1.43	(3.37)	4.42	0.53		0.42

Less Distributions:
From net investment income	(0.12)		(0.10)	(0.15)	(0.07)	(0.16)		(0.08)
From net realized gains	—		—	(1.90)	—	—		(0.64)
Total Distributions	(0.12)		(0.10)	(2.05)	(0.07)	(0.16)		(0.72)

Net Asset Value, End of Period/Year	$25.19		$21.99	$20.66	$26.08	$21.73		$21.36

Total Return	15.16	%(h)	6.98%	(14.34)%	20.41%	2.50%		2.37%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,430		$1,489	$4,472	$8,312	$6,399		$177
Ratio to average net assets:
Gross expenses (c,d)	1.37	%(g)	1.36%	1.34%	1.37%	1.43%		1.38%
Net expenses (a,c)	1.37	%(g)	1.33%	1.31%	1.31%	1.37%		1.42%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (c,e)	0.39	%(g)	0.75%	0.53%	0.21%	(0.18)%		0.49%
Portfolio turnover rate	11	%(h)	176%	366%	108%	462%		368%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.03%, 0.01%, 0.01%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$22.13		$20.76	$26.19	$21.79	$21.43	$21.72
Income From Investment Operations:
Net investment income (b,e)	0.13		0.19	0.16	0.13	0.23 (f)	0.10
Net gain (loss) from investments (both realized and unrealized)	3.25		1.31	(3.50)	4.37	0.36 (f)	0.39
Total from investment operations	3.38		1.50	(3.34)	4.50	0.59	0.49

Less Distributions:
From net investment income	(0.22)		(0.13)	(0.19)	(0.10)	(0.23)	(0.14)
From net realized gains	—		—	(1.90)	—	—	(0.64)
Total Distributions	(0.22)		(0.13)	(2.09)	(0.10)	(0.23)	(0.78)

Net Asset Value, End of Period/Year	$25.29		$22.13	$20.76	$26.19	$21.79	$21.43

Total Return	15.35	%(h)	7.27%	(14.17)%	20.75%	2.78%	2.70%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$8,094		$32,378	$30,798	$34,320	$40,562	$62,964
Ratio to average net assets:
Gross expenses (c,d)	1.12	%(g)	1.11%	1.09%	1.12%	1.15%	1.13%
Net expenses (a,c)	1.11	%(g)	1.09%	1.06%	1.06%	1.09%	1.08%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (c,e)	1.05	%(g)	0.90%	0.70%	0.54%	1.14%	0.47%
Portfolio turnover rate	11	%(h)	176%	366%	108%	462%	368%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.02%, 0.01%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.03		$8.24	$9.72	$9.90	$9.44	$9.13
Income From Investment Operations:
Net investment income (b,e)	0.16		0.26	0.13	0.19	0.18	0.29
Net gain (loss) from investments (both realized and unrealized)	0.04		(0.23)	(1.48)	(0.18)	0.50	0.31
Total from investment operations	0.20		0.03	(1.35)	0.01	0.68	0.60

Less Distributions:
From net investment income	(0.26)		(0.24)	(0.13)	(0.19)	(0.22)	(0.29)
Total Distributions	(0.26)		(0.24)	(0.13)	(0.19)	(0.22)	(0.29)

Net Asset Value, End of Period/Year	$7.97		$8.03	$8.24	$9.72	$9.90	$9.44

Total Return	2.49	%(g)	0.38%	(14.04)%	0.11%	7.29%	6.78%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$220,203		$245,555	$439,460	$432,982	$430,958	$272,400
Ratio to average net assets:
Gross expenses (c,d)	1.07	%(f)	1.01%	0.99%	1.03%	1.05%	1.03%
Net expenses (a,c)	0.99	%(f)	0.95%	0.89%	0.95%	0.90%	0.88%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	4.09	%(f)	3.20%	1.47%	1.98%	1.87%	3.13%
Portfolio turnover rate	64	%(g)	175%	110%	93%	225%	167%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest and dividend expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.01%, and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.09		$8.29	$9.77	$9.95	$9.47	$9.16
Income From Investment Operations:
Net investment income (b,e)	0.17		0.24	0.12	0.18	0.18	0.26
Net gain (loss) from investments (both realized and unrealized)	0.03		(0.22)	(1.49)	(0.18)	0.47	0.32
Total from investment operations	0.20		0.02	(1.37)	(0.00)	0.65	0.58

Less Distributions:
From net investment income	(0.25)		(0.22)	(0.11)	(0.18)	(0.17)	(0.27)
Total Distributions	(0.25)		(0.22)	(0.11)	(0.18)	(0.17)	(0.27)

Net Asset Value, End of Period/Year	$8.04		$8.09	$8.29	$9.77	$9.95	$9.47

Total Return	2.48	%(g)	0.26%	(14.12)%	(0.05)%	6.96%	6.53%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$548		$675	$1,960	$4,391	$3,896	$2,328
Ratio to average net assets:
Gross expenses (c,d)	1.21	%(f)	1.16%	1.14%	1.18%	1.17%	1.20%
Net expenses (a,c)	1.13	%(f)	1.10%	1.03%	1.10%	1.06%	1.05%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	4.26	%(f)	3.02%	1.31%	1.82%	1.90%	2.79%
Portfolio turnover rate	64	%(g)	175%	110%	93%	225%	167%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.00		$8.21	$9.68	$9.86	$9.43	$9.13
Income From Investment Operations:
Net investment income (b,e)	0.17		0.26	0.14	0.17	0.49 (f)	0.29
Net gain (loss) from investments (both realized and unrealized)	0.04		(0.22)	(1.47)	(0.15)	0.17 (f)	0.31
Total from investment operations	0.21		0.04	(1.33)	0.02	0.66	0.60

Less Distributions:
From net investment income	(0.27)		(0.25)	(0.14)	(0.20)	(0.23)	(0.30)
Total Distributions	(0.27)		(0.25)	(0.14)	(0.20)	(0.23)	(0.30)

Net Asset Value, End of Period/Year	$7.94		$8.00	$8.21	$9.68	$9.86	$9.43

Total Return	2.58	%(h)	0.49%	(13.90)%	0.20%	7.07%	6.83%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,621		$1,725	$1,704	$1,840	$184	$8,040
Ratio to average net assets:
Gross expenses (c,d)	0.97	%(g)	0.91%	0.89%	0.94%	0.93%	0.95%
Net expenses (a,c)	0.89	%(g)	0.84%	0.79%	0.85%	0.82%	0.80%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	4.18	%(g)	3.27%	1.57%	1.74%	5.13%	3.15%
Portfolio turnover rate	64	%(h)	175%	110%	93%	225%	167%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$60.03		$61.62		$63.02	$55.01	$58.58	$60.03
Income From Investment Operations:
Net investment income (a)	0.12		1.06		1.23	1.03	1.19	1.47
Net gain (loss) from investments (both realized and unrealized)	8.39		(1.42)		0.02 (c)	8.02	(3.25)	0.27 (c)
Total from investment operations	8.51		(0.36)		1.25	9.05	(2.06)	1.74

Less Distributions:
From net investment income	(2.18)		(1.23)		(1.16)	(1.04)	(1.29)	(1.14)
From net realized gains	—		—		(1.49)	—	(0.22)	(2.05)
Total Distributions	(2.18)		(1.23)		(2.65)	(1.04)	(1.51)	(3.19)

Net Asset Value, End of Period/Year	$66.36		$60.03		$61.62	$63.02	$55.01	$58.58

Total Return	14.15	%(g)	(0.51)%		1.90%	16.58%	(3.41)%	3.67%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$102,584		$92,322		$102,135	$123,269	$104,774	$156,452
Ratio to average net assets:
Gross expenses (b)	1.41	%(f)	1.13%		1.10%	1.06%	1.11%	1.09%
Net expenses (d)	1.40	%(f)	1.12%		1.09%	1.08%	1.09%	1.09%
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.38	%(f)	1.80%		2.03%	1.67%	2.28%	2.59%
Portfolio turnover rate	9	%(g)	4	%(e)	150%	222%	376%	369%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.31%, 0.06%, 0.02%, 0.00%, 0.00% and 0.00%, respectively.

(e)

The cost of purchases and proceeds from sales of securities that were incurred by the Fund related to the Fund’s change in investment strategy are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 67% for the year ended November 30, 2023.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$60.07		$61.66		$63.04	$54.99	$58.56	$60.00
Income From Investment Operations:
Net investment income (a)	0.07		0.97		1.09	0.95	1.13	1.37
Net gain (loss) from investments (both realized and unrealized)	8.39		(1.43)		0.06 (c)	8.04	(3.28)	0.29 (c)
Total from investment operations	8.46		(0.46)		1.15	8.99	(2.15)	1.66

Less Distributions:
From net investment income	(2.11)		(1.13)		(1.04)	(0.94)	(1.21)	(1.05)
From net realized gains	—		—		(1.49)	—	(0.21)	(2.05)
Total Distributions	(2.11)		(1.13)		(2.53)	(0.94)	(1.42)	(3.10)

Net Asset Value, End of Period/Year	$66.42		$60.07		$61.66	$63.04	$54.99	$58.56

Total Return	14.04	%(g)	(0.68)%		1.73%	16.45%	(3.55)%	3.50%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$2,892		$3,443		$4,834	$10,941	$8,781	$27,452
Ratio to average net assets:
Gross expenses (b)	1.56	%(f)	1.28%		1.23%	1.21%	1.25%	1.24%
Net expenses (d)	1.55	%(f)	1.29%		1.25%	1.24%	1.24%	1.24%
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.22	%(f)	1.63%		1.76%	1.52%	2.17%	2.42%
Portfolio turnover rate	9	%(g)	4	%(e)	150%	222%	376%	369%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.31%, 0.05%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

(e)

The cost of purchases and proceeds from sales of securities that were incurred by the Fund related to the Fund’s change in investment strategy are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 67% for the year ended November 30, 2023.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$65.77		$61.16	$63.49	$56.98	$54.09	$51.00
Income From Investment Operations:
Net investment income (loss) (a)	(0.04)		0.16	0.26	0.22	0.37	0.51
Net gain (loss) from investments (both realized and unrealized)	5.83		5.39	(2.41)	6.62	2.82	2.86
Total from investment operations	5.79		5.55	(2.15)	6.84	3.19	3.37

Less Distributions:
From net investment income	(0.14)		(0.21)	(0.18)	(0.33)	(0.30)	(0.17)
From net realized gains	—		(0.73)	—	—	—	(0.11)
Total Distributions	(0.14)		(0.94)	(0.18)	(0.33)	(0.30)	(0.28)

Net Asset Value, End of Period/Year	$71.42		$65.77	$61.16	$63.49	$56.98	$54.09

Total Return	8.81	%(e)	9.26%	(3.40)%	12.06%	5.93%	6.69%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$578,421		$489,234	$359,743	$247,061	$210,993	$163,322
Ratio to average net assets:
Gross expenses (b)	1.59	%(d)	1.44%	1.12%	1.11%	1.12%	1.20%
Net expenses (c)	1.61	%(d)	1.44%	1.12%	1.05%	1.04%	1.04%
Net investment income net of reimbursement (recapture) and securities lending expense offset	(0.13	)%(d)	0.25%	0.43%	0.35%	0.70%	0.99%
Portfolio turnover rate	3	%(e)	3%	15%	27%	28%	10%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)	The ratio of expenses to average net assets includes interest expense which was 0.57%, 0.40%, 0.08%, 0.01%, 0.00% and 0.00%, respectively.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$65.78		$61.11	$63.45	$56.93	$54.06	$50.98
Income From Investment Operations:
Net investment income (loss) (a)	(0.10)		0.07	0.13	0.13	0.29	0.42
Net gain (loss) from investments (both realized and unrealized)	5.84		5.40	(2.39)	6.62	2.82	2.87
Total from investment operations	5.74		5.47	(2.26)	6.75	3.11	3.29

Less Distributions:
From net investment income	(0.06)		(0.07)	(0.08)	(0.23)	(0.24)	(0.10)
From net realized gains	—		(0.73)	—	—	—	(0.11)
Total Distributions	(0.06)		(0.80)	(0.08)	(0.23)	(0.24)	(0.21)

Net Asset Value, End of Period/Year	$71.46		$65.78	$61.11	$63.45	$56.93	$54.06

Total Return	8.72	%(e)	9.12%	(3.57)%	11.90%	5.78%	6.51%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$20,443		$19,725	$12,227	$19,816	$24,804	$22,807
Ratio to average net assets:
Gross expenses (b)	1.74	%(d)	1.60%	1.26%	1.26%	1.28%	1.37%
Net expenses (c)	1.76	%(d)	1.60%	1.26%	1.20%	1.19%	1.19%
Net investment income net of reimbursement (recapture) and securities lending expense offset	(0.28	)%(d)	0.11%	0.20%	0.21%	0.56%	0.80%
Portfolio turnover rate	3	%(e)	3%	15%	27%	28%	10%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)	The ratio of expenses to average net assets includes interest expense which was 0.57%, 0.41%, 0.07%, 0.01%, 0.00% and 0.00%, respectively.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020	For the Period Ended November 30, 2019 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$27.57		$26.34	$33.53	$27.19	$26.22	$25.00
Income From Investment Operations:
Net investment income (b)	0.08		0.18	0.22	0.15	0.12	0.12
Net gain (loss) from investments (both realized and unrealized)	3.97		1.25	(0.29)	6.27	0.91	1.10
Total from investment operations	4.05		1.43	(0.07)	6.42	1.03	1.22

Less Distributions:
From net investment income	(0.14)		(0.20)	(0.18)	(0.08)	(0.06)	—
From net realized gains	(0.64)		—	(6.94)	—	—	—
Total Distributions	(0.78)		(0.20)	(7.12)	(0.08)	(0.06)	—

Net Asset Value, End of Period/Year	$30.84		$27.57	$26.34	$33.53	$27.19	$26.22

Total Return	15.00	%(f)	5.51%	(1.62)%	23.70%	3.96%	4.88	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	404,256		261,501	143,236	128,449	205,886	85,776
Ratio to average net assets:
Gross expenses (c)	1.02	%(e)	1.07%	1.12%	1.17%	1.14%	1.93	%(e)
Net expenses (d)	1.09	%(e)	1.09%	1.11%	1.09%	1.09%	1.09	%(e)
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.56	%(e)	0.68%	0.83%	0.50%	0.49%	1.10	%(e)
Portfolio turnover rate	106	%(f)	238%	197%	218%	325.00%	0.11	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since June 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.02%, 0.00%, 0.00% and 0.00%, respectively.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$27.56		$26.27	$33.46	$27.16	$26.23
Income From Investment Operations:
Net investment income (b)	0.07		0.14	0.14	0.10	0.04
Net gain (loss) from investments (both realized and unrealized)	3.97		1.26	(0.26)	6.27	0.89
Total from investment operations	4.04		1.40	(0.12)	6.37	0.93

Less Distributions:
From net investment income	(0.11)		(0.11)	(0.13)	(0.07)	—
From net realized gains	(0.64)		—	(6.94)	—	—
Total Distributions	(0.75)		(0.11)	(7.07)	(0.07)	—

Net Asset Value, End of Period/Year	$30.85		$27.56	$26.27	$33.46	$27.16

Total Return	14.98	%(f)	5.38%	(1.79)%	23.53%	3.55	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$9,930		$7,543	$189	$544	$730
Ratio to average net assets:
Gross expenses (c)	1.17	%(e)	1.21%	1.27%	1.32%	1.30	%(e)
Net expenses (d)	1.17	%(e)	1.22%	1.25%	1.24%	1.24	%(e)
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.47	%(e)	0.52%	0.52%	0.34%	0.17	%(e)
Portfolio turnover rate	106	%(f)	238%	197%	218%	325	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since February 2, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$35.13		$30.99	$36.09	$28.78	$25.00
Income From Investment Operations:
Net investment income (b,g)	0.07		0.28	0.11	0.11	0.19	(d)
Net gain (loss) from investments (both realized and unrealized)	5.64		4.01	(4.29)	8.01	3.59	(d)
Total from investment operations	5.71		4.29	(4.18)	8.12	3.78

Less Distributions:
From net investment income	(0.22)		(0.15)	(0.08)	(0.10)	—
From net realized gains	—		—	(0.84)	(0.71)	—
Total Distributions	(0.22)		(0.15)	(0.92)	(0.81)	—

Net Asset Value, End of Period/Year	$40.62		$35.13	$30.99	$36.09	$28.78

Total Return	16.33	%(i)	13.95%	(11.99)%	28.91%	15.12	%(i)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$294,667		$190,927	$148,912	$120,315	$3,985
Ratio to average net assets:
Gross expenses (c,f)	0.93	%(h)	0.97%	1.04%	1.09%	6.24	%(h)
Net expenses (e,f)	0.97	%(h)	0.98%	1.03%	1.04%	1.04	%(h)
Net investment income net of reimbursement (recapture) and securities lending expense offset (f,g)	0.38	%(h)	0.89%	0.36%	0.32%	0.73	%(h)
Portfolio turnover rate	3	%(i)	139%	270%	29%	81	%(i)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.01%, 0.01%, 0.00% and 0.00%, respectively.

(f)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2024		For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$34.97		$30.85	$35.95	$28.69	$25.04
Income From Investment Operations:
Net investment income (b,g)	0.04		0.23	0.06	0.07	0.13	(d)
Net gain (loss) from investments (both realized and unrealized)	5.62		3.99	(4.27)	7.97	3.52	(d)
Total from investment operations	5.66		4.22	(4.21)	8.04	3.65

Less Distributions:
From net investment income	(0.17)		(0.10)	(0.05)	(0.07)	—
From net realized gains	—		—	(0.84)	(0.71)	—
Total Distributions	(0.17)		(0.10)	(0.89)	(0.78)	—

Net Asset Value, End of Period/Year	$40.46		$34.97	$30.85	$35.95	$28.69

Total Return	16.25	%(i)	13.76%	(12.11)%	28.69%	14.58	%(i)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$55,099		$47,232	$33,632	$35,205	$4,283
Ratio to average net assets:
Gross expenses (c,f)	1.08	%(h)	1.12%	1.18%	1.28%	4.56	%(h)
Net expenses (e,f)	1.12	%(h)	1.13%	1.18%	1.19%	1.19	%(h)
Net investment income net of reimbursement (recapture) and securities lending expense offset (f,g)	0.21	%(h)	0.72%	0.17%	0.19%	0.52	%(h)
Portfolio turnover rate	3	%(i)	139%	270%	29%	81	%(i)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since January 8, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.01%, 0.01%, 0.00% and 0.00%, respectively.

(f)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	For the Period Ended May 31, 2024		For the Period Ended November 30, 2023 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$48.37		$50.00
Income From Investment Operations:
Net investment income (b,f)	1.15		1.88
Net loss from investments (both realized and unrealized)	(0.54)		(2.68)
Total from investment operations	0.61		(0.80)

Less Distributions:
From net investment income	(1.62)		(0.83)
Total Distributions	(1.62)		(0.83)

Net Asset Value, End of Period	$47.36		$48.37

Total Return	1.22	%(h)	(1.63	)%(h)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$201,445		$157,988
Ratio to average net assets:
Gross expenses (c,e)	0.84	%(g)	0.90	%(g)
Net expenses (d,e)	0.75	%(g)	0.84	%(g)
Net investment income net of reimbursement (recapture) and securities lending expense offset	4.77	%(g)	4.13	%(g)
Portfolio turnover rate	200	%(h)	638	%(h)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 20, 2022 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00% and 0.00%, respectively.

(e)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
	For the Period Ended May 31, 2024		For the Period Ended November 30, 2023 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$48.35		$49.48
Income From Investment Operations:
Net investment income (b,f)	1.17		0.90
Net loss from investments (both realized and unrealized)	(0.60)		(1.45)
Total from investment operations	0.57		(0.55)

Less Distributions:
From net investment income	(1.57)		(0.58)
Total Distributions	(1.57)		(0.58)

Net Asset Value, End of Period	$47.35		$48.35

Total Return	1.14	%(h)	(1.10	)%(h)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,251		$8,082
Ratio to average net assets:
Gross expenses (c,e)	0.99	%(g)	1.16	%(g)
Net expenses (d,e)	0.90	%(g)	0.96	%(g)
Net investment income net of reimbursement (recapture) and securities lending expense offset	4.86	%(g)	2.58	%(g)
Portfolio turnover rate	200	%(h)	638	%(h)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since March 7, 2023 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00% and 0.00%, respectively.

(e)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	For the Period Ended May 31, 2024		For the Period Ended November 30, 2023 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$28.36		$25.00
Income From Investment Operations:
Net investment income (b)	0.09		0.14
Net gain from investments (both realized and unrealized)	6.45		3.22
Total from investment operations	6.54		3.36

Less Distributions:
From net investment income	(0.07)		—
From net realized gains	(0.15)		—
Total Distributions	(0.22)		—

Net Asset Value, End of Period	$34.68		$28.36

Total Return	23.16	%(f)	13.48	%(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$58,295		$12,482
Ratio to average net assets:
Gross expenses (c)	1.59	%(e)	3.38	%(e)
Net expenses (d)	1.09	%(e)	1.09	%(e)
Net investment income net of reimbursement and securities lending expense offset	0.57	%(e)	0.53	%(e)
Portfolio turnover rate	86	%(f)	179	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 20, 2022 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00% and 0.00%, respectively.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
	For the Period Ended May 31, 2023		For the Period Ended November 30, 2023 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$28.34		$26.88
Income From Investment Operations:
Net investment income (b)	0.07		0.09
Net gain from investments (both realized and unrealized)	6.44		1.37
Total from investment operations	6.51		1.46

Less Distributions:
From net investment income	(0.07)		—
From net realized gains	(0.16)		—
Total Distributions	(0.23)		—

Net Asset Value, End of Period	$34.62		$28.34

Total Return	23.05	%(f)	5.43	%(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,165		$427
Ratio to average net assets:
Gross expenses (c)	1.71	%(e)	3.64	%(e)
Net expenses (d)	1.24	%(e)	1.24	%(e)
Net investment income net of reimbursement and securities lending expense offset	0.40	%(e)	0.43	%(e)
Portfolio turnover rate	86	%(f)	179	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since March 7, 2023 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00% and 0.00%, respectively.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Funds

Notes to Financial Statements (Unaudited)

May 31, 2024

1.	ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund (formerly known as the Horizon Active Dividend Fund), Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, Horizon Tactical Fixed Income Fund, and Horizon Multi-Factor Small/Mid Cap Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is a diversified series of the Trust. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk® Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 29, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Equity Premium Income Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively. The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively. The investment objective of the Horizon Multi-Factor U.S. Equity Fund is to capture the majority of the returns associated with domestic equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares and Advisor Class shares which commenced operations on June 26, 2019 and January 31, 2020, respectively. The investment objective of the Horizon Defensive Core Fund is to seek to generate comparable returns, before fees and expenses, to an index that is designed to measure the performance of the large and mid-cap segments of the U.S. market and that screens companies with regards to certain ESG criteria for the equity portion of the Fund’s portfolio, while mitigating downside risk by allocating a portion of the Fund’s portfolio to a risk overlay strategy (the “Risk Assist® strategy”). The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 26, 2019 and January 8, 2020, respectively. The investment objective of the Horizon Tactical Fixed Income Fund is to seek to provide total return through a combination of current income and capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 20, 2022 and March 7, 2023, respectively. The investment objective of the Horizon Multi-Factor Small/Mid Cap Fund is capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 20, 2022 and March 7, 2023, respectively.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

The Funds value their investments and financial instruments at fair value as follows. In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Adviser, as the Funds’ valuation designee pursuant to Rule 2a-5. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system, as determined by the Adviser, as the Funds’ valuation designee. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued at the composite mean of the bid and the ask as of the closing of the applicable market, provided that in circumstances deemed appropriate by the Adviser options may be valued at fair value as determined in good faith by the Adviser, as the Fund’s valuation designee.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith by the Adviser pursuant to the Adviser’s fair valuation policies and procedures.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Generally, these inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. For an option position, these inputs may include, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2024, for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$973,630,304	$—	$—	$973,630,304
Common Stocks	52,478,984	—	—	52,478,984
Investments Purchased With Proceeds From Securities Lending	148,635,651	—	—	148,635,651
Money Market Funds	2,399,774	—	—	2,399,774
Total	$1,177,144,713	$—	$—	$1,177,144,713

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3		Total
Exchange Traded Funds	$1,247,039,351	$—	$—		$1,247,039,351
Common Stocks	19,713,712	—	0	(a)	19,713,712
Purchased Options	309,000	6,047,000	—		6,356,000
Investments Purchased With Proceeds From Securities Lending	33,412,121	—	—		33,412,121
Money Market Funds	1,004,166	—	—		1,004,166
Total	$1,301,478,350	$6,047,000	$—		$1,307,525,350

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$(210,000)	$(6,054,500)	$—	$(6,264,500)
Total	$(210,000)	$(6,054,500)	$—	$(6,264,500)

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$221,188,587	$—	$—	$221,188,587
Investments Purchased With Proceeds From Securities Lending	15,495,250	—	—	15,495,250
Money Market Funds	1,284,607	—	—	1,284,607
Total	$237,968,444	$—	$—	$237,968,444

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

Horizon Equity Premium Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$105,320,632	$—	$—	$105,320,632
Money Market Funds	149,633	—	—	149,633
Total	$105,470,265	$—	$—	$105,470,265

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(213,975)	$—	$(213,975)
Total	$—	$(213,975)	$—	$(213,975)

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$598,319,227	$—	$0	(a)	$598,319,227
Purchased Options	—	4,744,250	—		4,744,250
Investments Purchased With Proceeds From Securities Lending	105,472	—	—		105,472
Money Market Funds	2,808,197	—	—		2,808,197
Total	$601,232,896	$4,744,250	$—		$605,977,146

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(7,978,725)	$—	$(7,978,725)
Total	$—	$(7,978,725)	$—	$(7,978,725)

Horizon Multi-Factor U.S. Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$409,737,208	$—	$—	$409,737,208
Money Market Funds	3,059,121	—	—	3,059,121
Total	$412,796,329	$—	$—	$412,796,329

Horizon Defensive Core Fund
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$348,411,096	$—	$0	(a)	$348,411,096
Money Market Funds	840,682	—	—		840,682
Total	$349,251,778	$—	$—		$349,251,778

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

Horizon Tactical Fixed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$207,642,487	$—	$—	$207,642,487
Investments Purchased With Proceeds From Securities Lending	37,906,406	—	—	37,906,406
Money Market Funds	1,172,249	—	—	1,172,249
Total	$246,721,142	$—	$—	$246,721,142

Horizon Multi-Factor Small/Mid Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$60,835,776	$—	$—	$60,835,776
Money Market Funds	529,091	—	—	529,091
Total	$61,364,867	$—	$—	$61,364,867

*	Refer to the Schedule of Investments for security classifications.
(a)	Amount is less than $0.50.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at NAV in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the period ended May 31, 2024, were as follows:

	Horizon Active Risk Assist® Fund	Horizon Equity Premium Income Fund	Horizon Defined Risk Fund
Purchased Options	$6,711,188	$0	$3,761,338
Written Options	$6,261,875	$106,988	$12,373,032

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of May 31, 2024:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Horizon Active Risk Assist® Fund	Equity Risk Contracts	Investments in Securities, at Value	Options Written, at Value
Horizon Equity Premium Income Fund	Equity Risk Contracts	Investments in Securities, at Value	Options Written, at Value
Horizon Defined Risk Fund	Equity Risk Contracts	Investments in Securities, at Value	Options Written, at Value

Horizon Active Risk Assist® Fund
Derivatives Investment Value
Purchased Options	$6,356,000
Written Options	$6,264,500

Horizon Equity Premium Income Fund
Derivatives Investment Value
Purchased Options	$0
Written Options	$213,975

Horizon Defined Risk Fund
Derivatives Investment Value
Purchased Options	$4,744,250
Written Options	$7,978,725

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended May 31, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Horizon Active Asset Allocation Fund
Realized gain on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$2,773,708
Written Options	788,180
$3,561,888

Changes in unrealized appreciation on derivatives recognized in the Statements of Operations
Purchased Options	$333,799
Written Options	0
$333,799

Horizon Active Risk Assist® Fund
Realized gain on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$4,698,470
Written Options	7,197,341
$11,895,811

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$2,052,993
Written Options	(949,020)
$(1,103,973)

Horizon Active Income Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(187,325)
Written Options	81,675
$(105,650)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$178,325
Written Options	(78,675)
$99,650

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

Horizon Equity Premium Income Fund
Realized loss on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(4,647)
Written Options	(988,064)
$(992,711)

Changes in unrealized depreciation on derivatives recognized in the Statements of Operations
Purchased Options	$0
Written Options	(17,193)
$(17,193)

Horizon Defined Risk Fund
Realized loss on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(20,196,201)
Written Options	(14,630,426)
$(34,826,627)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(114,785)
Written Options	2,520,010
$2,405,225

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of May 31, 2024.

Horizon Active Risk Assist® Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$6,264,500	(1)	$—	$6,264,500	$(6,264,500	)(2)	$—	$—
Total	$6,264,500		$—	$6,264,500	$(6,264,500)		$—	$—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

Horizon Equity Premium Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$213,975	(1)	$—	$213,975	$(213,975	)(2)	$—	$—
Total	$213,975		$—	$213,975	$(213,975)		$—	$—

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$7,978,725	(1)	$—	$7,978,725	$(7,978,725	)(2)	$—	$—
Total	$7,978,725		$—	$7,978,725	$(7,978,725)		$—	$—

(1)	Written options at value as presented in the Schedule of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 5 for collateral related to securities on loan.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Investment in Other Investment Companies – To the extent that a Fund invests in other investment companies, shareholders may obtain a copy of the underlying investment companies’ financial statements on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of information on the SEC’s internet site may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the Funds’ 2023 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Defined Risk, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, Horizon Tactical Fixed Income Fund, and Horizon Multi-Factor Small/Mid Cap Fund and quarterly for the Horizon Active Income Fund and Horizon Equity Premium Income Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Shareholder Services Plan – The Board has adopted a shareholder serving plan (the “Plan”) for Investor Class Shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and the Horizon Active Income Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. The Shareholder Servicing Expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and Horizon Active Income Fund are currently 0.10% of average daily net assets. For these services, the Funds pay a fee up to 0.10% of average net assets attributable to Investor Class shares of the Funds on an annualized basis. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to all Funds, has adopted a Distribution Plan for Advisor Class shares of each Fund, and also for Investor Class shares of the Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, the Horizon Multi-Factor U.S. Equity Fund, the Horizon Defensive Core Fund, the Horizon Tactical Fixed Income Fund, and the Horizon Multi-Factor Small/Mid Cap Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”) at an annualized rate of up to 0.25% of the average daily net assets attributable to the applicable classes. During the period ended May 31, 2024 the distribution fees accrued for the Investor Class shares of the Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, the Horizon Tactical Fixed Income Fund, the Horizon Multi-Factor Small/Mid Cap Fund and for the Advisor Class shares of all Funds were 0.10% and 0.25% of average daily net assets,

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

respectively. During the period ended May 31, 2024, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, Horizon Tactical Fixed Income Fund, and the Horizon Multi-Factor Small/Mid Cap Fund Advisor Class shares incurred $2,148, $1,882, $539, $3,907, $24,758, $11,405, $64,661, $9,487, and $906, respectively, pursuant to the plan. During the period ended May 31, 2024, the Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, Horizon Tactical Fixed Income Fund, and the Horizon Multi-Factor Small/Mid Cap Fund Investor Class shares incurred $49,756, $267,905, $162,851, $114,857, $96,406, and $11,042 respectively, pursuant to the plan. Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income Fund and Institutional Class shares of all Funds do not pay any 12b-1 distribution fees.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.99% of the average daily net assets of the Horizon Active Risk Assist® Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, 0.75% of the average daily net assets of the Horizon Equity Premium Income Fund, 0.80% of the average daily net assets of the Horizon Defined Risk Fund, 0.80% of the average daily net assets of the Horizon Multi-Factor U.S. Equity Fund, 0.68% of the average daily net assets of the Horizon Defensive Core Fund, 0.60% of the average daily net assets of the Horizon Tactical Fixed Income Fund, and 0.80% of the average daily net assets of the Horizon Multi-Factor Small/Mid Cap Fund.

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Adviser has agreed, until March 31, 2025 for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, Horizon Tactical Fixed Income Fund, and the Horizon Multi-Factor Small/Mid Cap Fund to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan;

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Fund in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor	Advisor	Institutional
Horizon Active Asset Allocation Fund	1.17%	1.17%	1.17%
Horizon Active Risk Assist® Fund	1.17%	1.17%	1.17%
Horizon Active Income Fund	0.99%	0.99%	0.99%
Horizon Equity Premium Income Fund	0.99%	0.99%	0.99%
Horizon Defined Risk Fund	0.94%	0.94%	0.94%
Horizon Multi-Factor U.S. Equity Fund	0.99%	0.99%	0.99%
Horizon Defensive Core Fund	0.87%	0.87%	0.87%
Horizon Tactical Fixed Income Fund	0.80%	0.80%	0.80%
Horizon Multi-Factor Small/Mid Cap Fund	0.99%	0.99%	0.99%

Any fees waived or expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the period indicated. During the period ended May 31, 2024, the Adviser recouped from Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, the Horizon Defensive Core Fund, the Horizon Tactical Fixed Income Fund, and the Horizon Multi-Factor Small/Mid Cap Fund $0, $0, $0, $0, $47,885, $120,997, $64,126, $0, and $0 respectively.

Fund	2024	2025	2026	2027	Total
Horizon Active Asset Allocation Fund	$—	$—	$—	$—	$—
Horizon Active Risk Assist® Fund	—	—	—	—	—
Horizon Active Income Fund	—	—	—	—	—
Horizon Equity Premium Income Fund	—	869	—	4,966	5,835
Horizon Defined Risk Fund	66,655	74,784	58,577	284	200,300
Horizon Multi-Factor U.S. Equity Fund	7,668	31,382	5,295	—	44,345
Horizon Defensive Core Fund	—	15,911	19,996	420	36,327
Horizon Tactical Fixed Income Fund	—	—	—	—	—
Horizon Multi-Factor Small/Mid Cap Fund	—	—	120,585	56,494	177,079

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $85,000 for each fiscal year plus $10,000 for attendance at an in-person board meeting. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive and direct compensation from the Trust.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

Chief Compliance Officer Compensation – The Board of Trustees renewed the approval of a compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended May 31, 2024, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$894,415,762	$888,796,291
Horizon Active Risk Assist® Fund	132,332,704	215,197,236
Horizon Active Income Fund	144,915,921	173,189,472
Horizon Equity Premium Income Fund	9,150,292	13,511,136
Horizon Defined Risk Fund	32,142,713	17,927,417
Horizon Multi-Factor U.S. Equity Fund	451,628,791	350,704,782
Horizon Defensive Core Fund	78,159,448	7,141,452
Horizon Tactical Fixed Income Fund	441,575,606	396,190,777
Horizon Multi-Factor Small/Mid Cap Fund	65,800,392	21,934,962

5.	SECURITIES LENDING

The Funds may lend domestic securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective December 20, 2017, which is administered by U.S. Bank N.A. (the “Custodian”). The net income to which the Funds are entitled may be used to offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. Investment Advisory Fees, Shareholder Servicing Fees - Investor Class, Distribution Fees (12b-1) - Advisor Class and Distribution Fees (12b-1) - Investor Class as noted in the Statements of Operations are not eligible to be offset by securities lending income. The securities lending agreement requires that loans are collateralized in an amount equal to at least 102% at the outset of the loan and at least 100%, at all times thereafter, of the value of any loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the period ended May 31, 2024, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

As of the period ended May 31, 2024, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Horizon Active Asset Allocation Fund	$145,903,358	$148,635,651
Horizon Active Risk Assist® Fund	33,153,354	33,412,121
Horizon Active Income Fund	15,218,824	15,495,250
Horizon Equity Premium Income Fund	—	—
Horizon Defined Risk Fund	101,294	105,472
Horizon Multi-Factor U.S. Equity Fund	—	—
Horizon Defensive Core Fund	—	—
Horizon Tactical Fixed Income Fund	37,303,091	37,906,406
Horizon Multi-Factor Small/Mid Cap Fund	—	—

*

The cash collateral received was invested in the First American Government Obligations Fund, Class X, with an overnight and continuous maturity, as shown on the Schedule of Investments. These amounts were not included in the offsetting disclosures in Note 2 (Offsetting of Financial Assets and Derivative Liabilities).

6.	LINE OF CREDIT ARRANGEMENT

Throughout the period ended May 31, 2024, and renewed effective February 22, 2024, the Funds are party to an unsecured line of credit arrangement with the Custodian. The Loan Agreement has an expiration date of February 20, 2025, under which borrowing is limited to the lesser of 15% of the market value of a Fund, 33.33% of the market value of specific marketable securities of a Fund acceptable to the Custodian, or $75,000,000 for all the Funds subject to the line of credit. The Funds may utilize the line of credit for temporary or emergency purposes, primarily for financing redemption payments. The applicable Funds have authorized the Custodian to charge any of the Funds subject to the line of credit for any missed payments by the Funds. The Funds will be charged the prime rate, which was 8.50% as of May 31, 2024, if they borrow. For the period ended May 31, 2024, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity, Horizon Defensive Core Fund, and Horizon Multi-Factor Small/Mid Cap Fund had average borrowings of $392,361, $549,699, $21,913, $55,820, $140,984, $139,503, $23,563, and $3,699 and the weighted average interest rate on the line of credit borrowings was 8.50%, 8.50%, 8.50%, 8.50%, 8.50%, 8.50%, 8.50% and 8.50%, respectively. The Horizon Tactical Fixed Income Fund did not borrow on the line of credit during the period. On May 8, 2024, the Horizon Active Asset Allocation Fund had borrowings of $18,679,000, on May 9, 2024, the Horizon Active Risk Assist® Fund had borrowings of $24,808,000, on January 26, 2024, the Horizon Active Income Fund had borrowings of $492,000, on May 22, 2024, the Horizon Equity Premium Income Fund had borrowings of $1,477,000, on February 16, 2024, the Horizon Defined Risk Fund had borrowings of $3,241,000, on May 21, 2024, the Horizon Multi-Factor U.S. Equity Fund had borrowings of $12,980,000, on May 28, 2024, the Horizon Defensive Core Fund had borrowings of $1,392,000, and on December 21, 2023, the Horizon Multi-Factor Small/Mid Cap Fund had borrowings of $82,000, which represent the largest borrowing amounts, respectively, during the period ended May 31, 2024.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years or periods ended November 30, 2023 and November 30, 2022 was as follows:

	For the year or period ended November 30, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$8,061,173	$—	$—	$8,061,173
Horizon Active Risk Assist® Fund	6,611,047	—	—	6,611,047
Horizon Active Income Fund	10,979,745	—	—	10,979,745
Horizon Equity Premium Income Fund	2,067,141	—	—	2,067,141
Horizon Defined Risk Fund	1,287,488	4,517,074	—	5,804,562
Horizon Multi-Factor U.S. Equity Fund	1,076,898	—	—	1,076,898
Horizon Defensive Core Fund	862,023	—	—	862,023
Horizon Tactical Fixed Income Fund	1,311,200	—	—	1,311,200
Horizon Multi-Factor Small/Mid Cap Fund	—	—	—	—

	For the year or period ended November 30, 2022
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$84,241,482	$17,314,998	$—	$101,556,480
Horizon Active Risk Assist® Fund	94,209,092	1,492,517	—	95,701,609
Horizon Active Income Fund	6,087,378	—	—	6,087,378
Horizon Equity Premium Income Fund	4,032,523	1,332,981	—	5,365,504
Horizon Defined Risk Fund	762,128	—	—	762,128
Horizon Multi-Factor U.S. Equity Fund	27,213,707	—	—	27,213,707
Horizon Defensive Core Fund	3,513,008	498,456	—	4,011,464

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

On December 21, 2023, the Funds paid the following per share income distributions:

Fund	Investor Class	Advisor Class	Institutional Class
Horizon Active Asset Allocation Fund	$0.10845791	$0.08708041	$0.12104635
Horizon Active Risk Assist® Fund	0.19396203	0.12272628	0.21676813
Horizon Active Income Fund	0.14830491	0.14380446	0.15122039
Horizon Equity Premium Income Fund	0.24388385	0.21447595	—
Horizon Defined Risk Fund	0.13769590	0.05482534	—
Horizon Multi-Factor U.S. Equity Fund	0.13821839	0.11255652	—
Horizon Defensive Core Fund	0.22025614	0.17221135	—
Horizon Tactical Fixed Income Fund	0.87485164	0.85957132	—
Horizon Multi-Factor Small/Mid Cap Fund	0.07365120	0.06622892	—

On December 21, 2023, the Funds paid the following per share capital gains distributions from each class:

Fund	Short-Term*	Long-Term
Horizon Active Asset Allocation Fund	$—	$—
Horizon Active Risk Assist® Fund	—	—
Horizon Active Income Fund	—	—
Horizon Equity Premium Income Fund	—	—
Horizon Defined Risk Fund	—	—
Horizon Multi-Factor U.S. Equity Fund	0.50823	0.13181
Horizon Defensive Core Fund	—	—
Horizon Tactical Fixed Income Fund	—	—
Horizon Multi-Factor Small/Mid Cap Fund	0.15491	0.00192

*	Short-Term Capital Gains distributions are considered income distributions for tax purposes.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2023, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Active Asset Allocation Fund	$880,995,166	$47,939,107	$(5,351,045)	$42,588,062
Horizon Active Risk Assist® Fund	1,165,902,228	94,960,131	(42,426,558)	52,533,573
Horizon Active Income Fund	339,557,057	1,705,124	(15,669,105)	(13,963,981)
Horizon Equity Premium Income Fund	89,581,634	8,306,165	(2,429,930)	5,876,235
Horizon Defined Risk Fund	430,393,066	106,471,524	(29,183,360)	77,288,164
Horizon Multi-Factor U.S. Equity Fund	253,003,287	19,574,619	(4,361,157)	15,213,462
Horizon Defensive Core Fund	215,396,454	35,918,897	(14,187,549)	21,731,348
Horizon Tactical Fixed Income Fund	212,238,215	2,708,501	(561,900)	2,146,601
Horizon Multi-Factor Small/Mid Cap Fund	12,276,171	840,645	(184,266)	656,379

As of November 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Active Asset Allocation Fund	$1,543,660	$—	$(30,307,878)	$42,588,062	$13,823,844
Horizon Active Risk Assist® Fund	3,701,491	—	(65,830,373)	52,533,573	(9,595,309)
Horizon Active Income Fund	2,577,014	—	(75,833,584)	(13,963,981)	(87,220,551)
Horizon Equity Premium Income Fund	363,529	—	(7,053,980)	5,876,235	(814,216)
Horizon Defined Risk Fund	1,042,025	—	(10,835,894)	77,288,164	67,494,295
Horizon Multi-Factor U.S. Equity Fund	6,257,772	1,300,089	(1,181)	15,213,462	22,770,142
Horizon Defensive Core Fund	1,388,882	—	(6,710,629)	21,731,348	16,409,601
Horizon Tactical Fixed Income Fund	1,867,754	—	(4,299,566)	2,146,601	(285,211)
Horizon Multi-Factor Small/Mid Cap Fund	97,732	863	—	656,379	754,974

The difference between book and tax basis unrealized appreciation/depreciation is attributable to mark to market on section 1256 contracts and/or the tax deferral of losses on various investments.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

At November 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$24,243,075	$6,005,524	$30,248,599
Horizon Active Risk Assist® Fund	39,729,373	16,829,176	56,558,549
Horizon Active Income Fund	42,274,715	33,436,413	75,711,128
Horizon Equity Premium Income Fund	6,005,707	1,008,612	7,014,319
Horizon Defined Risk Fund	5,881,869	4,933,713	10,815,582
Horizon Multi-Factor U.S. Equity Fund	—	—	—
Horizon Defensive Core Fund	3,440,594	3,214,927	6,655,521
Horizon Tactical Fixed Income Fund	4,290,376	—	4,290,376
Horizon Multi-Factor Small/Mid Cap Fund	—	—	—

The Horizon Multi-Factor U.S. Equity Fund and the Horizon Defensive Core Fund utilized capital loss carry forwards of $1,352,233 and $7,605,172, respectively, during the fiscal year.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the year ended November 30, 2023, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Horizon Active Asset Allocation Fund	$1,281	$(1,281)
Horizon Active Risk Assist® Fund	—	—
Horizon Active Income Fund	—	—
Horizon Equity Premium Income Fund	—	—
Horizon Defined Risk Fund	—	—
Horizon Multi-Factor U.S. Equity Fund	(657,917)	657,917
Horizon Defensive Core Fund	—	—
Horizon Tactical Fixed Income	1	(1)
Horizon Multi-Factor Small/Mid Cap Fund	5	(5)

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2024, the Funds had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2024

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements other than the distributions noted in Note 7.

Horizon Funds

Additional Information (Unaudited)

May 31, 2024

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended November 30, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Horizon Active Asset Allocation Fund	100.00%
Horizon Active Risk Assist® Fund	100.00%
Horizon Active Income Fund	1.49%
Horizon Equity Premium Income Fund	100.00%
Horizon Defined Risk Fund	100.00%
Horizon Multi-Factor U.S. Equity Fund	94.19%
Horizon Defensive Core Fund	100.00%
Horizon Tactical Fixed Income Fund	0.00%
Horizon Multi-Factor Small/Mid Cap Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2022 was as follows:

Fund Name	Dividends Received Deduction
Horizon Active Asset Allocation Fund	16.01%
Horizon Active Risk Assist® Fund	2.61%
Horizon Active Income Fund	2.37%
Horizon Equity Premium Income Fund	100.00%
Horizon Defined Risk Fund	100.00%
Horizon Multi-Factor U.S. Equity Fund	94.14%
Horizon Defensive Core Fund	100.00%
Horizon Tactical Fixed Income Fund	3.59%
Horizon Multi-Factor Small/Mid Cap Fund	0.00%

Foreign Tax Credit

For the year ended November 30, 2023, the Horizon Active Asset Allocation Fund and Horizon Active Risk Assist® Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Horizon Active Asset Allocation Fund	$1,389,096	$226,846
Horizon Active Risk Assist® Fund	$2,007,660	$336,802

Horizon Funds

Additional Information (Unaudited) (Continued)

May 31, 2024

Short Term Capital Gains

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term
Horizon Active Asset Allocation Fund	0.00%
Horizon Active Risk Assist® Fund	0.00%
Horizon Active Income Fund	0.00%
Horizon Equity Premium Income Fund	0.00%
Horizon Defined Risk Fund	0.00%
Horizon Multi-Factor U.S. Equity Fund	0.00%
Horizon Defensive Core Fund	0.00%
Horizon Tactical Fixed Income Fund	0.00%
Horizon Multi-Factor Small/Mid Cap Fund	0.00%

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

2

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 1, 2018.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, President and Principal Executive Officer

Date	August 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, President and Principal Executive Officer

Date	August 9, 2024

By (Signature and Title)*	/s/ Stephen Terry
Stephen Terry, Treasurer and Principal Financial Officer

Date	August 9, 2024

*	Print the name and title of each signing officer under his or her signature.

4